Schedule of Investments (unaudited)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28(a)	$3,870	$3,869,043
4.75%, 03/30/30	3,030	3,059,234
Omnicom Group Inc.
2.45%, 04/30/30	3,295	3,049,478
4.20%, 06/01/30(a)	3,400	3,378,265
		13,356,020
Aerospace & Defense — 1.3%
Airbus SE, 3.15%, 04/10/27(b)	4,062	4,025,152
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	3,175	3,350,009
BAE Systems PLC
3.40%, 04/15/30(b)	6,830	6,614,117
5.00%, 03/26/27(b)	3,865	3,910,034
5.13%, 03/26/29(b)	7,920	8,173,467
Boeing Co. (The)
2.70%, 02/01/27	5,630	5,536,676
2.80%, 03/01/27	1,604	1,575,317
2.95%, 02/01/30	4,580	4,336,366
3.20%, 03/01/29	5,985	5,788,802
3.25%, 02/01/28	6,628	6,509,690
3.25%, 03/01/28	2,080	2,038,360
3.45%, 11/01/28	1,979	1,942,170
5.04%, 05/01/27	11,239	11,349,484
5.15%, 05/01/30	25,867	26,660,612
6.26%, 05/01/27	5,682	5,837,260
6.30%, 05/01/29	8,480	9,018,917
General Dynamics Corp.
2.63%, 11/15/27(a)	2,130	2,085,327
3.50%, 04/01/27	3,870	3,858,483
3.63%, 04/01/30	6,260	6,166,922
3.75%, 05/15/28(a)	6,192	6,203,207
General Electric Co., 4.30%, 07/29/30(a)	6,170	6,239,119
HEICO Corp., 5.25%, 08/01/28	3,882	3,999,529
Hexcel Corp., 4.20%, 02/15/27	1,990	1,980,868
Howmet Aerospace Inc.
3.00%, 01/15/29	4,190	4,067,083
5.90%, 02/01/27	3,175	3,244,121
6.75%, 01/15/28(a)	3,265	3,450,641
L3Harris Technologies Inc.
2.90%, 12/15/29	2,542	2,420,207
3.85%, 12/15/26	2,893	2,887,903
4.40%, 06/15/28	10,473	10,555,320
5.05%, 06/01/29	4,730	4,870,754
5.40%, 01/15/27(a)	6,875	6,978,106
Lockheed Martin Corp.
1.85%, 06/15/30(a)	2,535	2,304,999
4.15%, 08/15/28(a)	3,045	3,065,959
4.40%, 08/15/30	4,550	4,612,470
4.45%, 05/15/28(a)	3,040	3,080,118
4.50%, 02/15/29	3,825	3,887,213
5.10%, 11/15/27	4,062	4,155,042
Northrop Grumman Corp.
3.20%, 02/01/27(a)	3,797	3,764,174
3.25%, 01/15/28	11,895	11,723,104
4.40%, 05/01/30	3,335	3,373,369
4.60%, 02/01/29	2,985	3,038,028
4.65%, 07/15/30	4,175	4,257,145
Rolls-Royce PLC, 5.75%, 10/15/27(b)	5,420	5,556,886
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.25%, 07/01/30	$5,700	$5,254,034
3.13%, 05/04/27	6,049	5,976,371
3.50%, 03/15/27	6,593	6,554,912
4.13%, 11/16/28	17,151	17,207,078
5.75%, 01/15/29	2,568	2,695,134
6.70%, 08/01/28(a)	1,990	2,122,589
7.20%, 08/15/27(a)	1,700	1,788,312
7.50%, 09/15/29	3,045	3,401,697
		273,492,657
Agriculture — 1.2%
Altria Group Inc.
3.40%, 05/06/30	4,645	4,477,305
4.50%, 08/06/30(a)	3,030	3,052,901
4.80%, 02/14/29	11,107	11,295,638
4.88%, 02/04/28(a)	3,350	3,407,558
6.20%, 11/01/28	2,910	3,077,388
Archer-Daniels-Midland Co., 3.25%, 03/27/30	6,095	5,891,149
BAT Capital Corp.
2.26%, 03/25/28(a)	9,821	9,426,941
3.46%, 09/06/29	3,227	3,138,973
3.56%, 08/15/27	12,822	12,698,223
4.70%, 04/02/27	5,125	5,155,851
4.91%, 04/02/30	5,755	5,894,144
6.34%, 08/02/30	6,100	6,601,144
BAT International Finance PLC
4.45%, 03/16/28	6,132	6,178,975
5.93%, 02/02/29	5,925	6,228,262
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	3,140	3,127,621
4.10%, 01/07/28	2,535	2,541,308
4.20%, 09/17/29	5,215	5,216,106
4.55%, 08/04/30	4,140	4,189,525
4.90%, 04/21/27	2,855	2,886,069
Cargill Inc.
2.13%, 04/23/30(b)	5,480	5,036,210
3.25%, 05/23/29(b)	4,645	4,528,880
3.63%, 04/22/27(b)	2,630	2,623,076
4.13%, 10/23/30(b)	3,700	3,694,536
4.63%, 02/11/28(a)(b)	4,025	4,088,011
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	6,150	6,047,058
4.50%, 06/30/28(b)	3,160	3,189,835
5.50%, 02/01/30(b)	7,505	7,807,027
6.13%, 07/27/27(b)	5,451	5,609,367
Japan Tobacco Inc.
4.85%, 05/15/28(b)	745	759,145
5.25%, 06/15/30(b)	5,480	5,703,088
Philip Morris International Inc.
1.75%, 11/01/30	4,200	3,744,644
2.10%, 05/01/30	3,695	3,386,105
3.13%, 08/17/27(a)	2,750	2,715,688
3.13%, 03/02/28	2,695	2,645,659
3.38%, 08/15/29	4,564	4,453,428
3.88%, 10/27/28	3,020	3,012,006
4.00%, 10/29/30	3,880	3,845,120
4.13%, 04/28/28	4,180	4,196,961
4.38%, 11/01/27	5,320	5,366,716
4.38%, 04/30/30	4,640	4,671,691
4.63%, 11/01/29(a)	4,590	4,674,401
4.75%, 02/12/27	3,985	4,022,495

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.88%, 02/15/28(a)	$9,478	$9,658,920
4.88%, 02/13/29	5,832	5,967,764
5.13%, 11/17/27	8,583	8,762,731
5.13%, 02/15/30	12,824	13,289,526
5.25%, 09/07/28	4,725	4,876,029
5.50%, 09/07/30	3,520	3,707,329
5.63%, 11/17/29	7,475	7,876,366
		254,444,893
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	3,765	3,776,286
Delta Air Lines Inc.
3.75%, 10/28/29(a)	2,925	2,860,308
4.38%, 04/19/28(a)	1,975	1,979,239
4.95%, 07/10/28	5,925	6,015,890
5.25%, 07/10/30	5,853	6,008,967
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	19,454	19,572,351
Southwest Airlines Co.
2.63%, 02/10/30	3,140	2,909,204
3.45%, 11/16/27	1,735	1,708,430
4.38%, 11/15/28	4,225	4,225,072
5.13%, 06/15/27(a)	9,676	9,784,667
United Airlines Inc., 4.63%, 04/15/29(b)	9,555	9,506,658
		68,347,072
Apparel — 0.1%
Gildan Activewear Inc., 4.70%, 10/07/30(b)	3,300	3,291,596
NIKE Inc.
2.75%, 03/27/27	4,525	4,464,628
2.85%, 03/27/30	9,120	8,715,339
PVH Corp., 5.50%, 06/13/30	3,215	3,282,468
Ralph Lauren Corp., 2.95%, 06/15/30	3,930	3,738,647
Tapestry Inc.
4.13%, 07/15/27	1,330	1,327,479
5.10%, 03/11/30(a)	4,720	4,845,159
		29,665,316
Auto Manufacturers — 4.7%
American Honda Finance Corp.
2.00%, 03/24/28	3,995	3,817,301
2.25%, 01/12/29	3,930	3,713,855
2.35%, 01/08/27	1,422	1,395,860
3.50%, 02/15/28	2,625	2,599,230
4.25%, 09/01/28(a)	4,330	4,353,309
4.40%, 09/05/29	4,445	4,486,793
4.45%, 10/22/27(a)	3,525	3,553,099
4.50%, 09/04/30	6,405	6,440,143
4.55%, 07/09/27(a)	3,835	3,869,816
4.55%, 03/03/28	3,355	3,393,966
4.60%, 04/17/30	4,180	4,236,909
4.70%, 01/12/28(a)	3,303	3,348,139
4.80%, 03/05/30(a)	3,115	3,183,278
4.90%, 03/12/27(a)	2,955	2,984,994
4.90%, 07/09/27	3,045	3,086,938
4.90%, 03/13/29(a)	4,905	5,022,876
5.13%, 07/07/28	4,174	4,284,448
5.65%, 11/15/28	4,400	4,593,474
5.85%, 10/04/30	305	324,907
BMW Finance NV, 2.85%, 08/14/29(a)(b)	3,080	2,939,965
BMW U.S. Capital LLC
3.30%, 04/06/27(a)(b)	3,097	3,068,795
3.45%, 04/01/27(a)(b)	3,078	3,055,928
Security	Par (000)	Value
Auto Manufacturers (continued)
3.63%, 04/18/29(b)	$3,955	$3,890,879
3.75%, 04/12/28(a)(b)	4,270	4,240,328
3.95%, 08/14/28(a)(b)	2,955	2,949,920
4.15%, 08/11/27(b)	1,130	1,132,747
4.15%, 04/09/30(b)	6,425	6,400,469
4.50%, 08/11/30(a)(b)	6,205	6,249,352
4.60%, 08/13/27(a)(b)	4,240	4,281,583
4.65%, 03/19/27(a)(b)	4,300	4,334,079
4.65%, 08/13/29(b)	3,585	3,640,306
4.75%, 03/21/28(a)(b)	3,680	3,738,708
4.90%, 04/02/27(a)(b)	3,975	4,021,953
4.90%, 04/02/29(b)	4,785	4,891,841
5.05%, 08/11/28(a)(b)	5,800	5,956,696
5.05%, 03/21/30(b)	5,060	5,211,047
Cummins Inc.
1.50%, 09/01/30(a)	3,000	2,682,839
4.25%, 05/09/28	995	1,003,382
4.90%, 02/20/29(a)	2,945	3,035,295
7.13%, 03/01/28	4,373	4,665,879
Daimler Truck Finance North America LLC
2.00%, 12/14/26(a)(b)	6,808	6,671,192
2.38%, 12/14/28(b)	4,920	4,669,929
3.65%, 04/07/27(a)(b)	4,093	4,068,541
4.30%, 08/12/27(b)	1,845	1,851,958
4.65%, 10/12/30(b)	3,900	3,932,802
4.95%, 01/13/28(b)	4,030	4,090,057
5.00%, 01/15/27(b)	4,040	4,078,399
5.13%, 09/25/27(b)	3,860	3,921,066
5.13%, 01/19/28(b)	2,790	2,842,452
5.13%, 09/25/29(b)	3,475	3,566,823
5.25%, 01/13/30(a)(b)	4,725	4,872,799
5.40%, 09/20/28(b)	2,555	2,635,631
Ford Holdings LLC, 9.30%, 03/01/30(a)	1,890	2,140,419
Ford Motor Co.
4.35%, 12/08/26(a)	7,205	7,185,542
6.63%, 10/01/28(a)	2,520	2,671,070
9.63%, 04/22/30(a)	3,230	3,748,890
Ford Motor Credit Co. LLC
2.90%, 02/16/28(a)	4,185	4,014,038
2.90%, 02/10/29(a)	4,605	4,306,987
3.82%, 11/02/27	4,270	4,190,866
4.00%, 11/13/30	9,500	8,950,353
4.13%, 08/17/27	7,255	7,181,203
4.27%, 01/09/27	5,088	5,064,188
4.95%, 05/28/27	8,490	8,509,330
5.11%, 05/03/29	8,767	8,741,921
5.30%, 09/06/29	5,030	5,053,632
5.73%, 09/05/30(a)	6,805	6,925,524
5.80%, 03/05/27	8,440	8,541,362
5.80%, 03/08/29	9,380	9,561,904
5.85%, 05/17/27	8,160	8,273,098
5.88%, 11/07/29	7,350	7,519,087
5.92%, 03/20/28(a)	5,789	5,918,564
6.80%, 05/12/28(a)	8,625	8,983,590
6.80%, 11/07/28	8,400	8,794,547
7.20%, 06/10/30(a)	4,875	5,234,741
7.35%, 11/04/27	8,595	8,973,316
7.35%, 03/06/30	7,525	8,076,106
General Motors Co.
4.20%, 10/01/27	4,196	4,199,009
5.00%, 10/01/28(a)	4,190	4,272,920

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.35%, 04/15/28(a)	$3,980	$4,081,215
5.40%, 10/15/29(a)	6,285	6,517,000
5.63%, 04/15/30	4,335	4,525,977
6.80%, 10/01/27	5,560	5,784,998
General Motors Financial Co. Inc.
2.35%, 02/26/27	5,613	5,489,220
2.40%, 04/10/28	6,225	5,973,318
2.40%, 10/15/28(a)	5,652	5,387,107
2.70%, 08/20/27	5,082	4,956,328
3.60%, 06/21/30	6,700	6,448,279
3.85%, 01/05/28(a)	2,895	2,873,143
4.20%, 10/27/28(a)	3,660	3,662,202
4.30%, 04/06/29	6,610	6,597,524
4.35%, 01/17/27(a)	6,688	6,697,575
4.90%, 10/06/29(a)	6,240	6,342,326
5.00%, 04/09/27(a)	7,044	7,115,099
5.00%, 07/15/27(a)	2,455	2,484,762
5.05%, 04/04/28(a)	7,285	7,416,600
5.35%, 07/15/27	6,185	6,290,625
5.35%, 01/07/30	7,863	8,115,783
5.40%, 05/08/27	6,715	6,825,448
5.45%, 07/15/30(a)	5,315	5,530,159
5.55%, 07/15/29	7,595	7,873,428
5.65%, 01/17/29(a)	2,635	2,733,270
5.80%, 06/23/28	7,923	8,213,515
5.80%, 01/07/29	8,390	8,743,358
5.85%, 04/06/30(a)	5,305	5,586,590
6.00%, 01/09/28	6,640	6,877,118
Honda Motor Co. Ltd.
2.53%, 03/10/27	10,855	10,654,149
4.44%, 07/08/28	4,255	4,293,451
4.69%, 07/08/30(a)	7,441	7,537,665
Hyundai Capital America
1.80%, 01/10/28(b)	3,765	3,581,590
2.00%, 06/15/28(b)	5,230	4,950,466
2.10%, 09/15/28(b)	4,945	4,667,107
2.38%, 10/15/27(a)(b)	3,727	3,605,819
3.00%, 02/10/27(a)(b)	2,899	2,858,550
4.25%, 09/18/28(b)	4,795	4,792,355
4.30%, 09/24/27(b)	5,090	5,098,876
4.50%, 09/18/30(b)	4,540	4,546,247
4.55%, 09/26/29(a)(b)	4,945	4,970,301
4.85%, 03/25/27(a)(b)	3,290	3,316,212
4.88%, 06/23/27(b)	5,185	5,238,389
4.88%, 11/01/27(b)	4,595	4,652,186
4.90%, 06/23/28(b)	5,495	5,586,469
5.00%, 01/07/28(b)	5,280	5,363,203
5.10%, 06/24/30(a)(b)	3,710	3,801,873
5.15%, 03/27/30(b)	4,575	4,690,403
5.25%, 01/08/27(b)	5,575	5,637,889
5.28%, 06/24/27(a)(b)	4,495	4,568,094
5.30%, 03/19/27(b)	4,637	4,700,816
5.30%, 01/08/29(b)	4,080	4,188,604
5.30%, 06/24/29(b)	4,472	4,605,663
5.30%, 01/08/30(b)	4,995	5,151,125
5.35%, 03/19/29(b)	3,060	3,150,725
5.60%, 03/30/28(a)(b)	5,465	5,619,634
5.68%, 06/26/28(a)(b)	5,947	6,147,004
5.70%, 06/26/30(a)(b)	3,055	3,200,423
5.80%, 04/01/30(a)(b)	3,315	3,479,721
6.10%, 09/21/28(a)(b)	4,455	4,664,328
Security	Par (000)	Value
Auto Manufacturers (continued)
6.38%, 04/08/30(b)	$3,885	$4,160,548
6.50%, 01/16/29(a)(b)	4,340	4,603,319
Hyundai Capital Services Inc.
2.50%, 01/24/27(b)	3,395	3,330,264
3.63%, 08/29/27(a)(b)	980	970,516
5.13%, 02/05/27(b)	910	918,824
5.13%, 02/05/29(b)	2,835	2,905,772
5.25%, 01/22/28(a)(b)	2,270	2,318,111
Kia Corp.
2.75%, 02/14/27(a)(b)	3,630	3,569,443
3.50%, 10/25/27(b)	530	523,309
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(a)(b)	1,925	1,806,627
3.10%, 08/15/29(b)	2,910	2,803,127
3.45%, 01/06/27(a)(b)	4,053	4,028,449
3.75%, 02/22/28(b)	5,210	5,181,633
4.30%, 02/22/29(b)	2,830	2,844,741
4.65%, 04/01/27(a)(b)	2,400	2,419,735
4.75%, 08/01/27(b)	3,990	4,040,485
4.75%, 03/31/28(a)(b)	2,550	2,586,647
4.80%, 01/11/27(b)	4,495	4,533,878
4.80%, 03/30/28(b)	5,467	5,556,152
4.80%, 08/01/29(a)(b)	5,300	5,413,215
4.85%, 01/11/29(a)(b)	5,465	5,578,519
4.90%, 11/15/27(a)(b)	3,905	3,971,297
5.00%, 04/01/30(a)(b)	3,370	3,471,650
5.10%, 08/03/28(b)	5,035	5,171,354
5.10%, 11/15/29(a)(b)	3,660	3,779,204
5.25%, 11/29/27(a)(b)	2,803	2,866,812
PACCAR Financial Corp.
2.00%, 02/04/27(a)	1,192	1,166,862
4.00%, 08/08/28	1,785	1,795,140
4.00%, 09/26/29	2,670	2,680,319
4.25%, 06/23/27	1,805	1,818,971
4.45%, 08/06/27	3,604	3,646,230
4.55%, 03/03/28	3,180	3,233,425
4.55%, 05/08/30	2,370	2,418,446
4.60%, 01/10/28(a)	1,435	1,459,309
4.60%, 01/31/29	3,930	4,015,744
4.95%, 08/10/28	1,005	1,033,397
5.00%, 05/13/27	2,324	2,364,891
Series R, 4.00%, 11/07/28	1,725	1,733,935
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	3,929	3,808,040
5.35%, 03/17/28(a)(b)	2,545	2,584,861
5.63%, 01/12/28(a)(b)	3,392	3,457,733
5.75%, 03/18/30(a)(b)	4,555	4,677,420
Toyota Motor Corp.
2.76%, 07/02/29	2,985	2,863,756
3.67%, 07/20/28(a)	2,745	2,737,447
4.19%, 06/30/27(a)	2,780	2,796,004
4.45%, 06/30/30(a)	3,210	3,259,092
5.12%, 07/13/28	2,948	3,040,469
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	3,285	3,140,761
1.90%, 01/13/27	3,840	3,758,176
1.90%, 04/06/28	3,353	3,210,749
2.15%, 02/13/30(a)	4,884	4,541,101
3.05%, 03/22/27	8,025	7,938,447
3.05%, 01/11/28	3,005	2,955,213
3.20%, 01/11/27	4,280	4,248,502

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.38%, 04/01/30	$5,960	$5,810,233
3.65%, 01/08/29	3,190	3,159,759
4.05%, 09/05/28(a)	4,730	4,747,697
4.35%, 10/08/27(a)	7,103	7,168,120
4.45%, 06/29/29(a)	4,825	4,892,947
4.50%, 05/14/27	5,740	5,796,002
4.55%, 09/20/27(a)	5,590	5,656,265
4.55%, 08/09/29	5,825	5,934,019
4.55%, 05/17/30(a)	3,945	4,024,421
4.60%, 01/08/27(a)	3,600	3,632,728
4.63%, 01/12/28(a)	5,785	5,876,304
4.65%, 01/05/29	4,845	4,944,011
4.80%, 05/15/30	4,510	4,629,583
4.95%, 01/09/30(a)	4,645	4,795,622
5.05%, 05/16/29	5,872	6,067,782
5.25%, 09/11/28	4,300	4,457,540
5.45%, 11/10/27(a)	3,950	4,066,192
5.55%, 11/20/30	4,000	4,250,831
Series B, 5.00%, 03/19/27	5,090	5,164,313
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	3,545	3,366,780
3.75%, 05/13/30(a)(b)	3,225	3,121,877
4.35%, 06/08/27(a)(b)	6,261	6,261,678
4.45%, 09/11/27(b)	3,410	3,419,219
4.55%, 09/11/28(b)	2,230	2,242,717
4.60%, 06/08/29(a)(b)	3,150	3,166,343
4.75%, 11/13/28(b)	7,905	7,992,334
4.85%, 08/15/27(b)	2,660	2,684,523
4.85%, 09/11/30(a)(b)	4,635	4,684,907
4.95%, 03/25/27(a)(b)	2,935	2,958,114
4.95%, 08/15/29(b)	3,645	3,689,721
5.05%, 03/27/28(b)	6,030	6,122,116
5.25%, 03/22/29(a)(b)	5,950	6,093,972
5.30%, 03/22/27(a)(b)	5,675	5,744,253
5.35%, 03/27/30(b)	3,500	3,603,420
5.65%, 09/12/28(a)(b)	4,680	4,836,979
6.20%, 11/16/28(b)	4,915	5,152,531
6.45%, 11/16/30(b)	1,000	1,075,956
		1,019,806,366
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29(a)	2,010	2,023,843
4.65%, 09/13/29(a)	3,035	3,093,714
BorgWarner Inc.
2.65%, 07/01/27(a)	5,213	5,103,329
4.95%, 08/15/29	3,360	3,438,247
Denso Corp.
4.28%, 09/17/30(a)(b)	3,890	3,899,170
4.42%, 09/11/29(b)	3,320	3,352,718
Lear Corp.
3.50%, 05/30/30	1,450	1,393,645
3.80%, 09/15/27	2,133	2,117,689
4.25%, 05/15/29	3,010	3,006,374
LG Energy Solution Ltd.
5.25%, 04/02/28(b)	1,530	1,559,207
5.38%, 07/02/27(a)(b)	1,530	1,554,074
5.38%, 07/02/29(a)(b)	4,705	4,842,917
5.38%, 04/02/30(b)	3,210	3,310,034
5.75%, 09/25/28(b)	4,495	4,653,125
Magna International Inc.
2.45%, 06/15/30	4,030	3,726,343
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.05%, 03/14/29(a)	$3,110	$3,197,716
Motherson Global Investments BV, 5.63%, 07/11/29(a)(b)	765	783,040
Toyota Industries Corp., 3.57%, 03/16/28(b)	2,395	2,360,639
		53,415,824
Banks — 28.3%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(b)(c)	5,919	5,639,363
4.20%, 07/07/28(b)	3,885	3,908,236
4.72%, 01/22/27(a)(b)	450	454,038
4.99%, 12/03/28, (1-year CMT + 0.78%)(b)(c)	3,830	3,892,129
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(b)(c)	5,135	5,309,211
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)(c)	5,022	5,342,384
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(b)(c)	2,000	2,038,353
5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(c)	1,660	1,728,733
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	4,805	4,517,339
3.45%, 07/17/27(b)	2,063	2,047,920
3.45%, 01/21/28(a)(b)	2,390	2,366,648
5.36%, 08/14/28(a)(b)	5,390	5,586,286
ASB Bank Ltd.
4.16%, 10/29/30(a)(b)	2,875	2,879,066
5.28%, 06/17/32, (5-year CMT + 2.25%)(b)(c)	1,735	1,756,126
5.40%, 11/29/27(a)(b)	2,770	2,847,026
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(b)(c)	7,000	6,306,395
5.73%, 09/18/34, (5-year CMT + 1.62%)(b)(c)	5,810	6,024,967
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	4,040	4,048,287
4.42%, 12/16/26	2,860	2,878,660
4.62%, 12/16/29	5,190	5,322,182
4.75%, 01/18/27	5,962	6,022,767
4.90%, 07/16/27	4,080	4,151,047
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	2,355	2,385,401
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	5,677	5,888,741
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)(c)	2,777	2,872,558
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(b)(c)	4,070	4,094,827
5.85%, 01/11/29(a)(b)	1,700	1,769,066
6.45%, 07/30/35, (5-year CMT + 2.48%)(b)(c)	3,345	3,460,091
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,460	1,439,600
Banco General SA, 4.13%, 08/07/27(b)	1,485	1,470,343
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)(b)	2,265	2,264,219
Banco Nacional de Panama, 2.50%, 08/11/30(b)	5,000	4,410,565
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	2,640	2,723,160
Banco Santander SA
3.31%, 06/27/29	5,550	5,400,895
3.49%, 05/28/30	5,810	5,609,618
3.80%, 02/23/28	5,190	5,147,434

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.18%, 03/24/28, (1-year CMT + 2.00%)(c)	$8,500	$8,492,729
4.25%, 04/11/27	5,195	5,205,682
4.38%, 04/12/28	7,465	7,498,926
4.55%, 11/06/30	4,400	4,422,058
5.29%, 08/18/27	9,910	10,087,103
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	10,610	10,815,417
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	7,075	7,332,592
5.55%, 03/14/28, (1-year CMT + 1.25%)(c)	6,345	6,456,102
5.57%, 01/17/30	6,145	6,422,857
5.59%, 08/08/28	8,915	9,248,045
6.61%, 11/07/28	7,040	7,514,979
Bangkok Bank PCL, 5.30%, 09/21/28(b)	2,761	2,835,530
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(b)	2,404	2,405,939
4.45%, 09/19/28(a)(b)	1,195	1,204,702
9.03%, 03/15/29(a)(b)	1,141	1,287,352
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	16,220	14,622,732
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	15,255	13,682,979
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	17,776	16,949,889
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	20,645	19,292,152
2.55%, 02/04/28, (1-day SOFR + 1.05%)(c)	13,008	12,777,322
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	17,625	16,478,893
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	10,975	10,475,100
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	14,529	14,067,815
3.25%, 10/21/27	14,271	14,120,597
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(c)	34,657	34,227,924
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(c)	11,212	11,124,992
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(c)	13,244	13,175,683
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(c)	15,805	15,753,542
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(c)	14,983	14,959,296
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	17,395	17,318,955
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(c)	17,235	17,342,969
4.38%, 04/27/28, (1-day SOFR + 1.58%)(c)	14,322	14,373,511
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	12,895	13,070,953
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	19,796	20,074,438
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	14,550	14,821,998
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(c)	16,220	16,824,504
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	20,840	21,372,216
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	16,365	17,107,100
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	12,254	12,743,509
Series L, 4.18%, 11/25/27	11,711	11,726,147
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(b)(c)	5,442	5,667,409
Bank of Montreal
2.65%, 03/08/27	7,887	7,762,721
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(c)	7,200	7,097,555
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	7,460	7,461,672
Security	Par (000)	Value
Banks (continued)
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(c)	$6,480	$6,490,304
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	4,777	4,845,894
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	4,500	4,588,909
5.20%, 02/01/28(a)	7,098	7,281,363
5.27%, 12/11/26	7,387	7,486,566
5.37%, 06/04/27(a)	4,600	4,697,438
5.72%, 09/25/28	5,897	6,158,178
7.70%, 05/26/84, (5-year CMT + 3.45%)(a)(c)	5,430	5,758,928
Series 6, 6.88%, 11/26/85, (5-year CMT + 2.97%)(c)	4,500	4,623,039
Series H, 4.70%, 09/14/27(a)	6,263	6,342,882
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	3,093	2,931,838
2.05%, 01/26/27(a)	6,407	6,279,615
3.00%, 10/30/28	3,280	3,191,584
3.25%, 05/16/27(a)	4,880	4,841,968
3.30%, 08/23/29(a)	4,700	4,574,089
3.40%, 01/29/28	4,655	4,618,383
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(c)	6,576	6,534,905
3.85%, 04/28/28(a)	5,447	5,463,247
3.85%, 04/26/29(a)	2,560	2,563,135
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)(c)	3,443	3,445,865
4.44%, 06/09/28, (1-day SOFR + 0.68%)(c)	4,630	4,661,650
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	4,803	4,860,488
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	3,470	3,536,837
4.73%, 04/20/29, (1-day SOFR + 1.14%)(c)	4,505	4,584,857
4.89%, 07/21/28, (1-day SOFR + 0.84%)(c)	3,840	3,899,718
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	7,810	8,046,446
4.98%, 03/14/30, (1-day SOFR + 1.09%)(c)	3,435	3,541,920
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)	6,100	6,304,804
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	5,545	5,894,662
Series J, 1.90%, 01/25/29	3,060	2,885,407
Bank of New Zealand
2.29%, 01/27/27(a)(b)	996	977,862
4.85%, 02/07/28(a)(b)	3,978	4,053,561
5.08%, 01/30/29(a)(b)	4,077	4,201,919
5.70%, 01/28/35, (5-year CMT + 1.30%)(a)(b)(c)	3,215	3,328,789
Bank of Nova Scotia (The)
1.95%, 02/02/27	4,209	4,116,189
2.95%, 03/11/27	3,929	3,881,920
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)(c)	5,920	5,912,280
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	5,055	5,048,194
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	7,654	7,694,541
4.85%, 02/01/30	7,395	7,582,898
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	6,820	6,941,514
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)(c)	5,960	6,146,665
5.25%, 06/12/28	3,875	3,995,694
5.35%, 12/07/26	5,982	6,062,234
5.40%, 06/04/27(a)	4,490	4,586,279
5.45%, 08/01/29	3,840	4,010,166
7.35%, 04/27/85, (5-year CMT + 2.90%)(c)	5,535	5,739,402
8.00%, 01/27/84, (5-year CMT + 4.01%)(a)(c)	4,205	4,485,053
8.63%, 10/27/82, (5-year CMT + 4.38%)(c)	4,070	4,315,222
BankUnited Inc., 5.13%, 06/11/30	1,300	1,303,847
Banque Federative du Credit Mutuel SA
4.59%, 10/16/28(b)	3,230	3,263,883

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.75%, 07/13/27(a)(b)	$4,405	$4,453,478
5.09%, 01/23/27(a)(b)	2,735	2,764,965
5.19%, 02/16/28(b)	4,115	4,206,035
5.54%, 01/22/30(b)	5,575	5,823,163
5.79%, 07/13/28(b)	4,152	4,319,696
Barclays Bank PLC
4.40%, 06/15/27	370	371,975
4.40%, 06/16/27(b)	190	191,019
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)(c)	6,075	5,623,302
3.56%, 09/23/35, (5-year CMT + 2.90%)(c)	4,230	3,994,872
4.34%, 01/10/28(a)	7,155	7,168,630
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	7,440	7,483,980
4.84%, 05/09/28(a)	11,475	11,547,634
4.84%, 09/10/28, (1-day SOFR + 1.34%)(c)	7,065	7,143,768
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	8,457	8,625,803
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	10,800	10,986,355
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	7,835	7,983,057
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(c)	8,490	8,642,596
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(c)	10,325	10,697,533
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	13,535	13,813,998
5.67%, 03/12/28, (1-day SOFR + 1.05%)(c)	7,555	7,692,112
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	11,295	11,766,087
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	7,040	7,452,106
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	9,366	9,910,494
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(b)	3,345	3,427,956
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30	2,630	2,631,581
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(c)	7,270	6,965,855
2.16%, 09/15/29, (1-day SOFR + 1.22%)(b)(c)	9,200	8,681,908
2.59%, 01/20/28, (1-day SOFR + 1.23%)(b)(c)	9,090	8,923,897
2.59%, 08/12/35, (5-year CMT + 2.05%)(b)(c)	5,070	4,592,557
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(c)	13,497	12,783,373
3.50%, 11/16/27(b)	8,330	8,226,945
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(b)(c)	8,620	8,561,274
4.40%, 08/14/28(b)	13,480	13,544,858
4.63%, 03/13/27(a)(b)	8,273	8,298,530
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(c)	7,525	7,610,681
5.09%, 05/09/31, (1-day SOFR + 1.68%)(a)(b)(c)	9,115	9,327,246
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(c)	13,565	13,821,187
5.18%, 01/09/30, (1-day SOFR + 1.52%)(b)(c)	9,809	10,069,796
5.20%, 01/10/30, (3-mo. CME Term SOFR +2.83%)(b)(c)	5,100	5,225,428
5.28%, 11/19/30, (1-day SOFR + 1.28%)(a)(b)(c)	9,965	10,265,206
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(c)	10,240	10,517,029
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(c)	9,935	10,301,369
BPCE SA
2.70%, 10/01/29(b)	3,330	3,149,739
3.25%, 01/11/28(a)(b)	4,705	4,625,048
3.38%, 12/02/26	2,855	2,837,181
3.50%, 10/23/27(b)	6,795	6,705,589
4.63%, 09/12/28(b)	4,685	4,733,777
4.75%, 07/19/27(a)(b)	3,910	3,952,028
5.13%, 01/18/28(a)(b)	3,178	3,245,220
5.20%, 01/18/27(a)(b)	3,690	3,735,256
Security	Par (000)	Value
Banks (continued)
5.28%, 05/30/29(a)(b)	$3,500	$3,619,300
5.39%, 05/28/31, (1-day SOFR + 1.58%)(a)(b)(c)	6,050	6,236,099
5.72%, 01/18/30, (1-year CMT + 1.96%)(a)(b)(c)	5,655	5,868,942
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(c)	7,605	7,964,239
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)(c)	6,955	7,398,302
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(b)(c)	5,270	5,323,685
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(c)	6,265	6,376,234
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(c)	5,350	5,570,893
6.21%, 01/18/29, (1-day SOFR + 2.70%)(b)(c)	6,819	7,099,595
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	5,522	5,488,759
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(c)	4,745	4,756,729
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	6,250	6,305,474
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)(c)	4,040	4,101,949
4.86%, 01/13/28, (1-day SOFR + 0.72%)(a)(c)	5,690	5,737,304
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	8,525	8,662,351
5.00%, 04/28/28	5,852	5,987,797
5.24%, 06/28/27	7,680	7,829,645
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	5,460	5,658,136
5.26%, 04/08/29(a)	6,620	6,866,604
5.99%, 10/03/28	3,850	4,051,114
6.95%, 01/28/85, (5-year CMT + 2.83%)(c)	2,850	2,904,811
7.00%, 10/28/85, (5-year CMT + 3.00%)(a)(c)	3,400	3,505,754
Capital One NA
2.70%, 02/06/30	4,165	3,925,918
4.65%, 09/13/28(a)	4,352	4,417,864
CIMB Bank Bhd, 2.13%, 07/20/27(b)	5,270	5,112,153
Citibank N.A.
4.58%, 05/29/27	13,685	13,815,882
4.84%, 08/06/29	8,529	8,752,214
4.91%, 05/29/30	13,930	14,366,976
5.49%, 12/04/26	9,685	9,819,401
5.80%, 09/29/28(a)	13,830	14,516,312
Citigroup Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)(c)	18,995	17,621,806
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	13,825	12,957,251
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	13,884	13,247,949
3.07%, 02/24/28, (1-day SOFR + 1.28%)(c)	14,704	14,517,761
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(a)(c)	13,589	13,448,431
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(a)(c)	15,510	15,401,035
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(a)(c)	16,307	16,263,930
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	15,020	14,907,557
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(c)	11,205	11,198,654
4.13%, 07/25/28	11,034	11,036,550
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	23,795	23,871,830
4.45%, 09/29/27	23,123	23,236,412
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)(c)	13,700	13,796,080
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	17,810	17,972,518
4.64%, 05/07/28, (1-day SOFR + 1.14%)(c)	15,995	16,108,769

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.66%, 05/24/28, (1-day SOFR + 1.89%)(c)	$11,575	$11,672,692
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	12,540	12,717,271
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	11,375	11,658,300
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	17,995	18,511,745
5.59%, 11/19/34, (5-year CMT + 1.28%)(c)	7,565	7,788,606
6.63%, 01/15/28	3,210	3,392,211
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	3,278	3,301,340
Citizens Financial Group Inc.
2.50%, 02/06/30	1,905	1,763,040
3.25%, 04/30/30	4,410	4,203,813
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	4,405	4,516,399
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)(c)	6,785	7,069,569
Comerica Inc.
4.00%, 02/01/29(a)	3,089	3,060,738
5.98%, 01/30/30, (1-day SOFR + 2.16%)(c)	5,600	5,833,270
Commonwealth Bank of Australia
2.55%, 03/14/27(b)	3,722	3,666,200
3.15%, 09/19/27(a)(b)	3,055	3,021,488
3.61%, 09/12/34, (5-year CMT + 2.05%)(b)(c)	5,755	5,563,144
3.90%, 03/16/28(a)(b)	5,215	5,221,551
4.15%, 10/01/30	6,005	6,043,409
4.61%, 03/14/30(b)	3,855	3,956,528
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	3,970	4,021,347
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.73%)(b)(c)	6,982	6,828,712
3.65%, 04/06/28, (1-year CMT + 1.22%)(b)(c)	7,139	7,096,566
4.66%, 08/22/28, (1-year CMT + 1.75%)(b)(c)	7,159	7,226,193
4.99%, 05/27/31, (1-year CMT + 0.92%)(a)(b)(c)	4,770	4,894,973
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)(c)	4,585	4,756,190
5.56%, 02/28/29, (1-year CMT + 1.40%)(b)(c)	4,380	4,515,237
Cooperatieve Rabobank UA/NY
3.96%, 10/17/28(a)	4,370	4,386,062
4.37%, 05/27/27	2,850	2,873,374
4.49%, 10/17/29(a)	4,010	4,097,114
4.80%, 01/09/29	2,790	2,864,851
4.88%, 01/21/28(a)	2,525	2,584,470
5.04%, 03/05/27(a)	3,552	3,604,670
Credit Agricole SA
2.02%, 01/11/27(a)(b)	4,382	4,287,732
3.25%, 01/14/30(b)	6,832	6,492,643
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(c)	6,968	6,875,048
4.63%, 09/11/28, (1-day SOFR + 1.21%)(b)(c)	6,989	7,043,650
5.13%, 03/11/27(b)	5,053	5,123,961
5.22%, 05/27/31, (1-day SOFR + 1.46%)(a)(b)(c)	10,560	10,888,649
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)(c)	6,985	7,127,648
5.30%, 07/12/28(a)(b)	6,690	6,895,440
5.34%, 01/10/30, (1-day SOFR + 1.69%)(a)(b)(c)	5,415	5,589,340
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(c)	9,830	10,362,771
Credit Agricole SA/London, 4.13%, 01/10/27(b)	5,002	5,002,501
Danske Bank A/S
4.30%, 04/01/28, (1-year CMT + 1.75%)(a)(b)(c)	7,181	7,188,522
4.38%, 06/12/28(b)	2,068	2,083,520
Security	Par (000)	Value
Banks (continued)
4.42%, 09/12/31, (1-year CMT + 0.85%)(a)(b)(c)	$4,720	$4,714,789
4.61%, 10/02/30, (1-year CMT + 1.10%)(b)(c)	5,595	5,646,840
5.02%, 03/04/31, (1-year CMT + 0.93%)(a)(b)(c)	4,635	4,750,760
5.43%, 03/01/28, (1-year CMT + 0.95%)(b)(c)	5,564	5,653,242
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(c)	7,012	7,310,128
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)(b)	2,457	2,376,004
4.40%, 03/21/28(a)(b)	1,045	1,059,652
Deutsche Bank AG/New York NY
2.55%, 01/07/28, (1-day SOFR + 1.32%)(c)	6,873	6,743,493
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	9,010	8,585,848
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(c)	5,640	5,647,221
4.95%, 08/04/31, (1-day SOFR + 1.30%)(c)	9,955	10,099,347
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)(c)	7,055	7,175,750
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	8,955	9,202,974
5.37%, 09/09/27	1,855	1,900,741
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	7,185	7,337,306
5.41%, 05/10/29	5,622	5,855,486
5.71%, 02/08/28, (1-day SOFR + 1.59%)(c)	5,065	5,148,909
5.88%, 07/08/31, (1-day SOFR + 5.44%)(c)	2,215	2,301,315
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	8,627	9,044,328
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	8,620	9,211,548
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.68%)(b)(c)	2,525	2,446,421
4.38%, 11/04/31, (1-day SOFR + 1.05%)(b)(c)	5,200	5,194,304
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(c)	7,127	7,291,192
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	1,328	1,341,436
4.57%, 08/26/30(a)(b)	4,125	4,167,927
5.25%, 04/26/29(a)(b)	5,415	5,610,219
5.70%, 03/14/28(a)(b)	3,559	3,692,403
Fifth Third Bancorp
2.55%, 05/05/27	3,254	3,186,446
3.95%, 03/14/28	3,310	3,304,100
4.06%, 04/25/28, (1-day SOFR + 1.36%)(c)	2,215	2,209,926
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	5,560	5,635,926
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	4,215	4,287,944
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	6,727	7,087,900
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)(c)	5,936	6,180,105
Fifth Third Bank NA
2.25%, 02/01/27(a)	1,892	1,855,023
4.97%, 01/28/28, (1-day SOFR + 0.81%)(c)	4,040	4,076,372
First Citizens BancShares Inc., 5.60%, 09/05/35, (5-year CMT + 1.85%)(c)	3,215	3,210,151
First Citizens BancShares Inc./NC, 5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)(c)	3,650	3,703,762
First Horizon Bank, 5.75%, 05/01/30(a)	2,000	2,072,266
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	2,400	2,488,755
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,058	2,134,341
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(c)	3,224	3,293,723
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30	11,547	10,848,127
2.64%, 02/24/28, (1-day SOFR + 1.11%)(c)	17,459	17,145,297

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.62%, 03/15/28, (1-day SOFR + 1.85%)(c)	$21,811	$21,666,833
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(c)	16,629	16,516,141
3.80%, 03/15/30	15,050	14,852,987
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(c)	14,335	14,237,153
3.85%, 01/26/27	11,988	11,964,667
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)(c)	14,150	14,160,198
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(c)	20,163	20,204,563
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	16,055	16,073,924
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	16,350	16,456,609
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	11,420	11,607,279
4.94%, 04/23/28, (1-day SOFR + 1.32%)(c)	15,165	15,331,322
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	14,349	14,740,664
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)(c)	12,650	13,106,186
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	17,370	17,995,846
5.73%, 04/25/30, (1-day SOFR + 0.27%)(c)	14,352	15,030,946
5.95%, 01/15/27	4,383	4,477,169
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	15,860	16,861,885
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	13,555	13,052,216
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	12,923	12,270,749
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	3,400	3,104,029
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	8,735	8,182,027
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	17,111	16,937,087
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(c)	14,905	14,877,879
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(a)(c)	17,995	18,158,118
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	14,896	15,024,490
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)(c)	9,530	9,673,309
4.95%, 03/31/30	13,460	13,843,801
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	8,840	9,003,128
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	12,835	13,189,979
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	14,054	14,280,108
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	13,855	14,325,636
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	14,255	14,744,893
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	8,500	8,828,629
5.60%, 05/17/28, (1-day SOFR + 1.06%)(c)	12,369	12,614,025
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	11,635	12,126,436
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	14,489	15,334,819
HSBC Holdings PLC,, 4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	9,200	9,259,842
HSBC USA Inc.
4.65%, 06/03/28(a)	5,355	5,444,542
5.29%, 03/04/27(a)	6,165	6,261,830
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	2,226	2,073,242
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	4,269	4,290,291
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	8,535	8,811,024
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	6,427	6,749,759
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(c)	4,755	4,782,136
4.87%, 04/12/28, (1-day SOFR + 0.72%)(c)	5,755	5,804,429
5.65%, 01/10/30(a)	4,920	5,163,483
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	2,285	2,260,474
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)(c)	1,810	1,889,525
Security	Par (000)	Value
Banks (continued)
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	$3,164	$3,145,870
ING Groep NV
3.95%, 03/29/27	7,694	7,681,793
4.02%, 03/28/28, (1-day SOFR + 1.83%)(c)	6,025	6,016,075
4.05%, 04/09/29	5,658	5,645,100
4.55%, 10/02/28(a)	6,997	7,091,082
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	3,855	3,914,601
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	6,095	6,267,239
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	8,450	8,751,213
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(b)	1,360	1,319,526
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	678	674,956
3.88%, 01/12/28(a)(b)	1,122	1,113,319
Series NR, 4.00%, 09/23/29(b)	2,000	1,977,010
JPMorgan Chase & Co.
1.05%, 06/23/27	30	28,809
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	200	178,079
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	11,529	11,000,993
2.18%, 06/01/28, (1-day SOFR + 1.89%)(c)	10,406	10,130,564
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	16,420	15,334,655
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	21,745	20,661,179
2.95%, 02/24/28, (1-day SOFR + 1.17%)(c)	10,952	10,803,543
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(c)	17,710	16,720,493
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(c)	13,535	13,394,934
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(c)	15,342	15,240,258
3.63%, 12/01/27	6,325	6,285,438
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	14,540	14,347,975
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(a)(c)	17,687	17,631,564
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(c)	13,150	13,137,326
4.13%, 12/15/26	12,839	12,857,688
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(c)	14,602	14,647,889
4.25%, 10/01/27(a)	8,900	8,962,840
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	12,350	12,364,453
4.32%, 04/26/28, (1-day SOFR + 1.56%)(a)(c)	18,067	18,137,649
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	14,931	15,096,770
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	17,902	18,139,038
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	13,660	13,783,999
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	11,620	11,780,782
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)(c)	14,340	14,574,371
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	22,986	23,291,250
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	11,425	11,643,530
4.98%, 07/22/28, (1-day SOFR + 0.93%)(c)	14,135	14,346,724
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	15,943	16,404,822
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	14,723	15,116,693
5.04%, 01/23/28, (1-day SOFR + 1.19%)(a)(c)	13,635	13,774,836
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	14,875	15,426,696
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	14,802	15,355,190
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	14,342	14,788,434

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.57%, 04/22/28, (1-day SOFR + 0.93%)(c)	$16,038	$16,357,896
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	16,259	17,015,801
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	13,297	14,034,496
8.00%, 04/29/27	3,127	3,301,096
8.75%, 09/01/30	2,005	2,368,863
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	17,105	17,294,328
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(b)(c)	7,435	7,429,546
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(c)	6,980	7,120,832
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(c)	4,820	4,978,399
KEB Hana Bank
1.25%, 12/16/26(b)	2,335	2,270,199
3.25%, 03/30/27(b)	2,635	2,612,748
4.00%, 10/21/30(b)	1,700	1,705,307
5.38%, 04/23/27(b)	1,015	1,034,702
5.38%, 04/23/29(a)(b)	1,125	1,175,123
5.75%, 10/24/28(b)	580	608,778
KeyBank N.A.
3.90%, 04/13/29	1,885	1,853,544
5.85%, 11/15/27	5,193	5,352,411
6.95%, 02/01/28(a)	1,880	1,981,143
KeyCorp
2.25%, 04/06/27(a)	3,483	3,395,565
2.55%, 10/01/29(a)	4,251	4,009,876
4.10%, 04/30/28	3,310	3,312,089
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(a)(c)	4,630	4,761,229
Kookmin Bank
2.38%, 02/15/27(a)(b)	605	594,131
2.50%, 11/04/30(b)	1,500	1,369,128
4.38%, 05/08/28(a)(b)	400	403,918
4.63%, 04/21/28(a)(b)	3,058	3,104,727
4.63%, 05/08/30(b)	365	374,781
5.25%, 05/08/29(b)	295	307,207
5.38%, 05/08/27(a)(b)	990	1,010,004
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	9,792	9,691,871
3.75%, 01/11/27	6,492	6,475,570
3.75%, 03/18/28, (1-year CMT + 1.80%)(c)	5,480	5,453,605
4.38%, 03/22/28	8,922	8,980,929
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)(c)	9,075	9,093,474
4.55%, 08/16/28	7,460	7,544,416
4.82%, 06/13/29, (1-year CMT + 0.83%)(c)	7,355	7,472,758
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	7,180	7,309,293
5.46%, 01/05/28, (1-year CMT + 1.38%)(c)	7,594	7,699,918
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	8,320	8,728,641
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	7,420	7,701,434
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(c)	3,165	3,180,239
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	2,450	2,485,410
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)(c)	3,200	3,282,944
5.40%, 07/30/35, (5-year CMT + 1.43%)(c)	5,245	5,285,449
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	5,607	6,081,907
Macquarie Bank Ltd.
3.62%, 06/03/30(a)(b)	4,705	4,506,568
4.33%, 06/12/28(a)(b)	4,125	4,171,975
5.27%, 07/02/27(a)(b)	3,985	4,070,646
5.39%, 12/07/26(b)	4,187	4,250,282
Security	Par (000)	Value
Banks (continued)
Macquarie Group Ltd.
1.94%, 04/14/28, (1-day SOFR + 0.99%)(b)(c)	$2,523	$2,448,515
3.76%, 11/28/28, (3-mo. CME Term SOFR +1.63%)(a)(b)(c)	4,530	4,489,052
4.10%, 06/21/28, (1-day SOFR + 2.13%)(b)(c)	3,380	3,374,424
4.65%, 03/27/29, (3-mo. CME Term SOFR +1.99%)(a)(b)(c)	2,025	2,044,152
5.03%, 01/15/30, (3-mo. CME Term SOFR +2.01%)(a)(b)(c)	4,706	4,807,388
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,105	2,077,168
4.70%, 01/27/28	6,263	6,351,429
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)(c)	3,470	3,500,298
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30(a)	7,390	6,725,177
2.34%, 01/19/28, (1-year CMT + 0.83%)(c)	7,230	7,090,185
2.56%, 02/25/30	6,796	6,370,240
3.20%, 07/18/29	9,955	9,637,677
3.29%, 07/25/27(a)	5,645	5,590,951
3.68%, 02/22/27(a)	4,827	4,813,562
3.74%, 03/07/29	8,945	8,870,913
3.96%, 03/02/28(a)	7,303	7,310,015
4.05%, 09/11/28(a)	4,725	4,743,711
4.08%, 04/19/28, (1-year CMT + 1.30%)(c)	4,462	4,461,663
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	6,620	6,675,319
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	7,125	7,227,798
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	5,915	6,128,861
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	6,235	6,452,845
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	4,182	4,295,956
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	5,210	5,390,220
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	7,090	7,253,775
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	6,030	6,206,442
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	3,035	3,176,043
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	4,330	3,893,546
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	5,965	5,437,071
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(c)	3,045	2,830,587
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(c)	2,700	2,570,831
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	4,357	4,198,314
3.17%, 09/11/27	5,705	5,631,019
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(c)	3,005	2,914,514
3.66%, 02/28/27	1,435	1,429,859
4.02%, 03/05/28	6,740	6,757,823
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(c)	5,650	5,669,932
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	7,910	8,028,009
5.10%, 05/13/31, (1-year CMT + 0.82%)(c)	4,140	4,268,978
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	4,280	4,441,532
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	4,370	4,534,896
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)(c)	5,020	5,141,724
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	5,895	6,114,877
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	4,930	5,207,483
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	8,000	8,335,679
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.00%)(c)	12,898	12,658,910
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	20,270	19,043,736

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.59%, 07/22/28(a)(c)	$18,269	$18,100,208
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	17,575	17,136,394
3.63%, 01/20/27	16,980	16,925,386
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(c)	17,645	17,528,264
3.95%, 04/23/27(a)	11,295	11,294,124
4.21%, 04/20/28, (1-day SOFR + 1.61%)(c)	14,250	14,271,807
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	17,690	17,822,500
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	17,440	17,697,359
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	11,685	11,918,220
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	13,165	13,533,557
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	14,965	15,284,398
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	16,038	16,419,757
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	13,353	13,744,017
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	14,432	14,937,121
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	14,600	15,101,105
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	12,828	13,257,419
5.65%, 04/13/28, (1-day SOFR +1.01%)(c)	9,140	9,326,739
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	14,800	15,468,610
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	13,598	14,132,625
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	11,720	12,444,234
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	8,260	8,259,115
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	14,570	14,585,699
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(c)	8,902	8,980,144
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	9,380	9,511,947
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	12,100	12,328,669
5.50%, 05/26/28, (1-day SOFR + 0.87%)(c)	12,716	12,977,973
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(c)	12,545	12,566,252
4.47%, 07/06/28, (1-day SOFR + 0.77%)(c)	11,925	11,998,240
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	16,250	16,338,876
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	17,380	17,678,078
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	6,560	6,422,973
2.33%, 08/21/30(b)	8,540	7,774,009
3.50%, 01/10/27(a)(b)	3,459	3,448,982
3.93%, 08/02/34, (5-year CMT + 1.88%)(b)(c)	8,600	8,403,404
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	6,966	6,976,248
4.31%, 06/13/28	4,060	4,108,987
4.50%, 10/26/27(a)	5,508	5,577,061
4.53%, 06/13/30	5,105	5,212,968
4.79%, 01/10/29	5,462	5,602,344
4.90%, 06/13/28(a)	5,420	5,556,446
4.90%, 01/14/30	4,162	4,305,113
4.94%, 01/12/28(a)	5,995	6,134,847
5.09%, 06/11/27	4,825	4,915,851
National Bank of Canada
4.50%, 10/10/29	5,700	5,775,187
4.95%, 02/01/28, (1-day SOFR + 0.80%)(c)	3,007	3,037,357
5.60%, 12/18/28	5,570	5,820,326
National Securities Clearing Corp.
4.35%, 05/20/27(a)(b)	4,065	4,096,584
4.70%, 05/20/30(b)	3,575	3,662,270
4.90%, 06/26/29(b)	4,105	4,229,601
5.00%, 05/30/28(b)	4,025	4,128,299
5.10%, 11/21/27(b)	4,584	4,687,165
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(c)	$3,000	$2,761,355
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)(c)	5,883	5,798,769
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	7,299	7,342,160
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(c)	10,130	10,304,652
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	6,910	7,069,605
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	10,405	10,654,023
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	7,370	7,586,579
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	5,805	5,950,061
5.58%, 03/01/28, (1-year CMT + 1.10%)(c)	6,030	6,135,566
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	7,552	7,872,942
6.48%, 06/01/34, (5-year CMT + 2.20%)(c)	5,460	5,737,970
NatWest Markets PLC
4.17%, 11/06/28(b)	3,400	3,406,355
4.41%, 11/06/30(b)	4,600	4,617,466
4.79%, 03/21/28(b)	4,735	4,818,548
5.02%, 03/21/30(b)	5,940	6,129,399
5.41%, 05/17/29(b)	5,800	6,040,231
5.42%, 05/17/27(b)	4,585	4,677,305
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(c)	3,570	3,695,464
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.87%)(a)(b)(c)(d)	2,140	2,098,867
NongHyup Bank
4.25%, 07/06/27(b)	3,000	3,012,695
4.88%, 07/03/28(b)	4,200	4,293,962
Nordea Bank Abp
4.25%, 08/28/30(b)	5,705	5,742,322
4.38%, 03/17/28(b)	1,680	1,699,489
4.38%, 09/10/29(b)	3,739	3,786,672
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(b)(c)	2,235	2,236,245
5.00%, 03/19/27(b)	1,907	1,935,131
5.38%, 09/22/27(a)(b)	4,943	5,061,191
Norinchukin Bank (The)
4.67%, 09/09/30(b)	2,590	2,617,611
4.87%, 09/14/27(a)(b)	2,075	2,095,413
5.09%, 10/16/29(a)(b)	2,540	2,598,732
5.43%, 03/09/28(a)(b)	2,835	2,903,775
Northern Trust Corp.
1.95%, 05/01/30	5,760	5,280,618
3.15%, 05/03/29	2,400	2,340,604
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)(c)	887	872,897
3.65%, 08/03/28(a)	2,075	2,068,297
4.00%, 05/10/27	4,952	4,959,196
4.15%, 11/19/30	75	75,283
Oversea-Chinese Banking Corp. Ltd., 4.55%, 09/08/35, (5-year CMT + 0.80%)(b)(c)	5,000	5,004,858
PNC Bank N.A.
2.70%, 10/22/29	4,320	4,090,280
3.10%, 10/25/27	5,265	5,194,808
3.25%, 01/22/28(a)	3,720	3,680,675
4.05%, 07/26/28	6,970	6,976,894
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	6,050	6,088,860
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30(a)	11,592	10,927,130
3.15%, 05/19/27	4,713	4,662,543

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 04/23/29	$8,565	$8,440,468
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	7,260	7,444,243
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	5,840	6,055,629
5.30%, 01/21/28, (1-day SOFR + 1.34%)(c)	5,945	6,025,869
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	5,320	5,451,765
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	9,836	10,257,712
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)(c)	14,238	14,761,457
Regions Financial Corp.
1.80%, 08/12/28	3,540	3,336,388
5.72%, 06/06/30, (1-day SOFR +1.49%)(c)	4,442	4,627,682
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(e)	20	21,095
Royal Bank of Canada
2.05%, 01/21/27	2,985	2,926,389
3.63%, 05/04/27	6,800	6,780,586
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	6,205	6,195,012
4.24%, 08/03/27	7,038	7,081,458
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	5,675	5,671,449
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)(c)	7,335	7,411,306
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	5,220	5,268,094
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(c)	11,845	12,021,646
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	6,180	6,280,525
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(c)	5,980	6,032,313
4.88%, 01/19/27(a)	7,295	7,372,659
4.90%, 01/12/28	4,639	4,736,191
4.95%, 02/01/29	6,432	6,619,229
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	9,055	9,220,537
4.97%, 08/02/30, (1-day SOFR + 1.00%)(c)	7,895	8,102,869
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(c)	6,505	6,680,465
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	11,065	11,434,558
5.20%, 08/01/28	5,770	5,956,160
6.00%, 11/01/27	8,231	8,548,439
6.75%, 08/24/85, (5-year CMT + 2.81%)(c)	6,200	6,404,315
7.50%, 05/02/84, (5-year CMT + 2.88%)(c)	5,705	6,039,672
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)(c)	4,737	4,640,429
4.40%, 07/13/27	5,213	5,228,263
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	5,670	5,804,036
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	4,590	4,687,306
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	6,680	6,920,901
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	5,485	5,726,893
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	5,675	5,916,882
6.57%, 06/12/29, (1-day SOFR + 2.70%)(c)	3,689	3,859,747
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(c)	4,372	4,285,968
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	5,379	5,336,563
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(c)	3,150	3,153,471
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)(c)	5,470	5,547,188
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	7,480	7,832,758
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	9,123	9,543,471
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.30%)(b)(c)	1,610	1,655,080
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	865	857,609
Security	Par (000)	Value
Banks (continued)
4.00%, 04/23/29(b)	$2,055	$2,028,289
4.50%, 04/12/28(a)(b)	2,082	2,107,818
4.63%, 05/13/30(a)(b)	1,305	1,340,482
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(b)	1,500	1,511,290
5.00%, 07/24/28(b)	2,165	2,212,462
Simmons First National Corp., 6.25%, 10/01/35, (3-mo. CME Term SOFR + 3.02%)(c)	1,500	1,515,840
Skandinaviska Enskilda Banken AB
4.38%, 06/02/28(a)(b)	3,540	3,579,614
4.50%, 09/03/30(b)	4,590	4,617,548
5.13%, 03/05/27(b)	1,560	1,584,066
5.38%, 03/05/29(b)	4,607	4,773,739
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.30%)(a)(b)(c)	6,670	6,552,792
3.00%, 01/22/30(a)(b)	7,200	6,780,536
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(c)	2,900	2,723,657
4.00%, 01/12/27(b)	3,429	3,418,733
4.68%, 06/15/27(b)	4,055	4,089,511
4.75%, 09/14/28(a)(b)	4,315	4,362,461
5.25%, 02/19/27(b)	5,595	5,656,661
5.25%, 05/22/29, (1-day SOFR + 1.42%)(b)(c)	5,600	5,710,541
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(c)	5,600	5,735,352
5.51%, 05/22/31, (1-day SOFR + 1.65%)(b)(c)	5,800	6,006,370
5.52%, 01/19/28, (1-year CMT + 1.50%)(b)(c)	6,742	6,824,804
5.63%, 01/19/30, (1-year CMT + 1.75%)(b)(c)	5,585	5,771,727
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(c)	7,050	7,345,311
Standard Chartered Bank/New York, 4.85%, 12/03/27(a)	2,340	2,388,322
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.18%)(a)(b)(c)	6,969	6,846,368
3.27%, 02/18/36, (5-year CMT + 2.30%)(b)(c)	5,000	4,645,507
4.30%, 02/19/27(b)	6,610	6,600,472
4.31%, 05/21/30, (3-mo. SOFR US + 2.17%)(b)(c)	5,731	5,726,030
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(c)	10,845	10,962,493
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(b)(c)	2,885	2,902,252
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(c)	8,510	8,699,150
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)(c)	6,395	6,610,563
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(c)	5,520	5,665,643
5.69%, 05/14/28, (1-year CMT + 1.05%)(b)(c)	8,765	8,941,578
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(c)	8,527	8,873,084
6.75%, 02/08/28, (1-year CMT + 1.85%)(b)(c)	3,880	3,991,153
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(c)	4,190	4,528,536
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(c)	6,200	6,613,898
State Street Bank & Trust Co., 4.78%, 11/23/29	4,755	4,902,664
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(c)	3,705	3,628,272
2.40%, 01/24/30(a)	4,605	4,348,911
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	2,700	2,551,958
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)(c)	3,202	3,086,695
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(a)(c)	2,786	2,801,062
4.33%, 10/22/27(a)	6,839	6,910,247
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	5,625	5,691,183
4.54%, 02/28/28(a)	7,125	7,232,478

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.54%, 04/24/28, (1-day SOFR + 0.95%)(c)	$2,935	$2,959,298
4.73%, 02/28/30(a)	4,000	4,102,683
4.83%, 04/24/30(a)	6,090	6,280,358
4.99%, 03/18/27	5,672	5,747,725
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	5,557	5,824,404
5.82%, 11/04/28, (1-day SOFR + 1.72%)(c)	2,713	2,805,763
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	11,320	10,689,147
2.13%, 07/08/30	9,200	8,397,387
2.14%, 09/23/30	2,970	2,688,797
2.17%, 01/14/27	2,075	2,034,065
2.47%, 01/14/29	2,940	2,807,072
2.72%, 09/27/29(a)	2,570	2,442,610
2.75%, 01/15/30	7,790	7,359,266
3.04%, 07/16/29	14,238	13,703,812
3.35%, 10/18/27	3,935	3,893,975
3.36%, 07/12/27(a)	9,681	9,600,802
3.45%, 01/11/27	6,707	6,667,236
3.54%, 01/17/28	4,428	4,392,311
3.94%, 07/19/28	4,169	4,170,727
4.31%, 10/16/28(a)	3,595	3,627,565
4.66%, 07/08/31, (1-day SOFR + 1.19%)(c)	4,520	4,587,995
5.24%, 04/15/30	4,860	5,056,449
5.32%, 07/09/29	4,425	4,599,017
5.52%, 01/13/28	11,024	11,374,695
5.71%, 01/13/30	7,415	7,831,614
5.72%, 09/14/28(a)	6,207	6,475,723
5.80%, 07/13/28	4,165	4,346,660
5.85%, 07/13/30(a)	3,852	4,116,876
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(a)(b)	7,390	7,282,600
4.35%, 09/11/30(b)	3,290	3,314,465
4.45%, 09/10/27(b)	3,045	3,071,151
4.50%, 03/13/28(a)(b)	2,465	2,496,415
4.50%, 09/10/29(a)(b)	3,305	3,347,225
4.70%, 03/13/30(b)	3,285	3,355,543
4.95%, 09/15/27(b)	1,214	1,234,415
5.20%, 03/07/27(b)	3,125	3,170,680
5.20%, 03/07/29(a)(b)	4,220	4,359,329
5.50%, 03/09/28(a)(b)	3,085	3,187,768
5.55%, 09/14/28(b)	2,210	2,300,145
Svenska Handelsbanken AB
3.95%, 06/10/27(a)(b)	3,805	3,812,221
4.38%, 05/23/28(b)	3,825	3,872,522
5.13%, 05/28/27(a)(b)	2,405	2,451,225
5.50%, 06/15/28(b)	5,687	5,886,203
Swedbank AB
5.00%, 11/20/29(a)(b)	3,387	3,513,068
5.08%, 05/21/30(b)	4,510	4,654,942
5.34%, 09/20/27(a)(b)	3,835	3,919,240
5.41%, 03/14/29(b)	4,370	4,531,487
Synchrony Bank, 5.63%, 08/23/27	1,798	1,834,002
Synovus Bank, 5.63%, 02/15/28(a)	2,561	2,612,401
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(c)	2,665	2,763,125
Toronto-Dominion Bank (The)
1.95%, 01/12/27	3,922	3,839,555
2.80%, 03/10/27	6,109	6,019,029
4.11%, 06/08/27	8,330	8,342,452
4.11%, 10/13/28	6,380	6,394,687
4.57%, 12/17/26	7,371	7,418,045
Security	Par (000)	Value
Banks (continued)
4.57%, 06/02/28	$5,720	$5,794,804
4.69%, 09/15/27(a)	8,600	8,704,674
4.78%, 12/17/29(a)	5,972	6,120,635
4.81%, 06/03/30	6,975	7,133,137
4.86%, 01/31/28	7,100	7,223,987
4.98%, 04/05/27	4,530	4,588,259
4.99%, 04/05/29	5,290	5,436,105
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	5,765	5,854,819
5.16%, 01/10/28	7,120	7,279,963
5.26%, 12/11/26	4,125	4,178,615
5.52%, 07/17/28(a)	7,182	7,449,222
6.35%, 10/31/85, (5-year CMT + 2.72%)(c)	3,500	3,538,497
7.25%, 07/31/84, (5-year CMT + 2.97%)(a)(c)	4,230	4,446,233
8.13%, 10/31/82, (5-year CMT + 4.07%)(c)	9,850	10,352,577
Truist Bank
2.25%, 03/11/30	7,805	7,168,861
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	7,500	7,494,252
4.42%, 07/24/28, (1-day SOFR + 0.77%)(c)	8,300	8,340,036
Truist Financial Corp.
1.13%, 08/03/27	3,920	3,743,018
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	5,881	5,569,815
1.95%, 06/05/30	3,580	3,252,152
3.88%, 03/19/29(a)	3,435	3,397,857
4.12%, 06/06/28, (1-day SOFR + 1.37%)(c)	4,485	4,492,398
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	8,717	8,851,768
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)(c)	7,815	8,043,300
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	8,630	8,958,125
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	10,094	10,929,668
U.S. Bancorp
1.38%, 07/22/30	7,377	6,534,904
2.22%, 01/27/28, (1-day SOFR + 0.73%)(c)	7,930	7,760,884
3.00%, 07/30/29	5,690	5,485,767
3.90%, 04/26/28(a)	4,598	4,605,656
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	11,052	11,137,154
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	9,042	9,154,298
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	7,550	7,776,264
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(c)	7,350	7,591,198
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	7,035	7,256,972
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	8,465	8,781,480
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	9,778	10,174,923
Series X, 3.15%, 04/27/27(a)	8,567	8,485,532
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(c)	8,305	8,380,178
UBS AG/London, 5.65%, 09/11/28	9,370	9,792,049
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)(c)	6,585	6,639,476
UBS Group AG
3.13%, 08/13/30, (3-mo. SOFR US + 1.73%)(b)(c)	8,140	7,814,175
3.87%, 01/12/29, (3-mo. SOFR US + 1.67%)(b)(c)	12,005	11,932,377
4.15%, 12/23/29, (1-day SOFR + 0.84%)(b)(c)	8,530	8,528,882
4.19%, 04/01/31, (1-day SOFR + 3.73%)(b)(c)	16,110	15,996,544
4.25%, 03/23/28(b)	12,945	12,952,819
4.28%, 01/09/28(b)	12,980	12,999,484
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)(c)	6,920	6,917,402
4.75%, 05/12/28, (1-year CMT + 1.75%)(b)(c)	6,985	7,039,375
5.43%, 02/08/30, (1-year CMT + 1.52%)(a)(b)(c)	9,440	9,779,262

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)(c)	$9,525	$9,973,287
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(c)	8,615	9,081,984
6.33%, 12/22/27, (1-year CMT + 1.60%)(b)(c)	6,940	7,094,003
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)(c)	11,951	12,392,515
UniCredit SpA
4.63%, 04/12/27(b)	305	306,499
5.46%, 06/30/35, (5-year CMT + 4.75%)(b)(c)	9,020	9,176,493
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(a)(b)(c)	2,060	2,094,287
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(c)	5,995	6,429,468
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)(c)	5,517	5,473,788
4.40%, 04/02/28(a)(b)	1,350	1,368,338
Webster Financial Corp.
4.10%, 03/25/29(a)	1,505	1,485,362
5.78%, 09/11/35, (5-year CMT + 2.12%)(c)	1,400	1,401,905
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	20,408	19,910,900
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	17,340	16,236,246
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	19,862	18,934,815
3.53%, 03/24/28, (1-day SOFR + 1.51%)(c)	24,466	24,288,483
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(c)	18,887	18,748,841
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	13,685	13,680,029
4.15%, 01/24/29(a)	14,569	14,608,101
4.30%, 07/22/27	14,587	14,648,891
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	14,690	14,850,094
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	18,523	18,722,461
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	13,097	13,353,928
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)(c)	21,835	22,613,294
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	15,785	16,285,946
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	16,988	17,652,098
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	24,132	25,010,594
5.71%, 04/22/28, (1-day SOFR + 0.07%)(c)	19,425	19,838,519
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	15,720	16,645,717
Series B, 7.95%, 11/15/29	1,890	2,114,388
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(c)	13,800	13,918,097
Wells Fargo Bank NA, 5.25%, 12/11/26	12,310	12,469,610
Westpac Banking Corp.
1.95%, 11/20/28	6,934	6,575,011
2.65%, 01/16/30	4,275	4,069,517
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	7,700	6,977,413
3.35%, 03/08/27(a)	4,616	4,592,193
3.40%, 01/25/28(a)	5,405	5,360,194
4.04%, 08/26/27	4,850	4,872,878
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(c)	6,820	6,720,546
4.35%, 07/01/30(a)	5,760	5,840,093
5.05%, 04/16/29	4,305	4,470,438
5.46%, 11/18/27	6,544	6,749,617
5.54%, 11/17/28	6,937	7,272,689
Westpac New Zealand Ltd.
4.22%, 09/16/30(a)(b)	4,780	4,786,421
4.90%, 02/15/28(b)	3,313	3,375,626
Security	Par (000)	Value
Banks (continued)
4.94%, 02/27/30(b)	$4,220	$4,339,430
5.13%, 02/26/27(a)(b)	2,110	2,139,053
5.20%, 02/28/29(a)(b)	4,150	4,289,090
Wintrust Financial Corp., 4.85%, 06/06/29	1,130	1,121,246
Woori Bank
2.00%, 01/20/27(a)(b)	999	977,727
4.75%, 01/24/27(b)	745	751,671
4.75%, 01/24/29(b)	2,515	2,569,935
4.88%, 01/26/28(b)	2,895	2,949,139
5.13%, 08/06/28(b)	1,420	1,450,209
6.38%, (5-year CMT +2.27%)(b)(c)(d)	2,385	2,479,299
Zions Bancorp N.A.
3.25%, 10/29/29	1,880	1,756,323
4.70%, 08/18/28, (1-day SOFR + 1.16%)(c)	1,675	1,672,795
		6,193,450,097
Beverages — 1.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	11,385	11,151,101
4.75%, 01/23/29	14,723	15,055,125
Bacardi Ltd., 4.70%, 05/15/28(a)(b)	4,750	4,788,757
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	1,690	1,724,690
Bacardi-Martini BV, 5.55%, 02/01/30(b)	3,990	4,130,368
Coca-Cola Co. (The)
1.00%, 03/15/28	7,465	7,038,163
1.45%, 06/01/27(a)	8,653	8,372,280
1.50%, 03/05/28	4,455	4,251,859
1.65%, 06/01/30	8,900	8,068,251
2.13%, 09/06/29	5,560	5,239,937
2.90%, 05/25/27	2,831	2,799,958
3.38%, 03/25/27	5,485	5,464,306
3.45%, 03/25/30	7,557	7,425,155
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	5,120	5,307,206
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(a)(b)	2,738	2,661,150
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	6,430	6,083,811
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	580	572,206
Constellation Brands Inc.
2.88%, 05/01/30	2,975	2,799,899
3.15%, 08/01/29	4,950	4,773,230
3.50%, 05/09/27	2,609	2,588,733
3.60%, 02/15/28	4,001	3,963,146
3.70%, 12/06/26	3,184	3,174,974
4.35%, 05/09/27(a)	3,516	3,529,386
4.65%, 11/15/28(a)	3,030	3,074,144
4.80%, 01/15/29(a)	3,055	3,108,667
4.80%, 05/01/30(a)	3,345	3,405,636
Diageo Capital PLC
2.00%, 04/29/30	6,770	6,190,330
2.38%, 10/24/29	6,685	6,289,867
3.88%, 05/18/28	3,070	3,066,507
5.30%, 10/24/27(a)	4,190	4,291,834
Diageo Investment Corp., 5.13%, 08/15/30	5,110	5,311,129
Heineken NV, 3.50%, 01/29/28(b)	6,540	6,484,269
JDE Peet's NV, 1.38%, 01/15/27(b)	4,122	3,988,021
Keurig Dr Pepper Inc.
3.20%, 05/01/30	4,110	3,899,994
3.43%, 06/15/27(a)	2,838	2,810,071
3.95%, 04/15/29	5,942	5,870,996
4.35%, 05/15/28	2,825	2,832,234

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.60%, 05/25/28(a)	$6,532	$6,580,979
4.60%, 05/15/30	3,275	3,290,374
5.05%, 03/15/29(a)	4,955	5,057,734
5.10%, 03/15/27	4,089	4,131,705
PepsiCo Inc.
1.63%, 05/01/30	6,010	5,450,549
2.63%, 03/19/27	2,709	2,669,136
2.63%, 07/29/29	5,894	5,638,606
2.75%, 03/19/30	8,893	8,459,148
3.00%, 10/15/27(a)	8,645	8,538,746
3.60%, 02/18/28	4,471	4,458,901
4.10%, 01/15/29	3,805	3,830,309
4.30%, 07/23/30	4,015	4,067,798
4.40%, 02/07/27	2,755	2,775,112
4.45%, 02/07/28	4,430	4,496,888
4.45%, 05/15/28(a)	3,677	3,735,785
4.50%, 07/17/29	5,035	5,149,019
4.60%, 02/07/30	6,075	6,228,812
7.00%, 03/01/29	3,125	3,417,675
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,795	2,852,502
4.65%, 02/16/27	3,159	3,189,605
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	3,794	3,555,538
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	3,410	3,509,254
		282,671,565
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28	6,930	6,519,783
2.20%, 02/21/27	9,815	9,600,856
2.45%, 02/21/30	7,385	6,885,513
3.00%, 02/22/29	4,545	4,401,600
3.20%, 11/02/27	5,450	5,375,173
4.05%, 08/18/29	7,305	7,294,419
5.15%, 03/02/28	21,580	22,088,262
5.25%, 03/02/30(a)	15,769	16,388,624
Biogen Inc., 2.25%, 05/01/30	8,735	8,039,277
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	2,246	2,221,772
CSL Finance PLC
3.85%, 04/27/27(b)	2,530	2,525,139
4.05%, 04/27/29(b)	3,166	3,165,982
Gilead Sciences Inc.
1.20%, 10/01/27	4,494	4,292,078
1.65%, 10/01/30	5,500	4,925,569
2.95%, 03/01/27	6,497	6,429,399
4.80%, 11/15/29	5,080	5,235,546
Illumina Inc.
4.75%, 12/12/30	2,175	2,186,694
5.75%, 12/13/27	2,905	2,982,908
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	6,950	6,205,120
Royalty Pharma PLC
1.75%, 09/02/27	5,643	5,416,970
2.20%, 09/02/30	5,805	5,264,038
5.15%, 09/02/29	3,055	3,139,210
		140,583,932
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.60%, 04/07/27(b)	2,195	2,207,880
4.70%, 04/07/28(b)	2,630	2,662,526
Security	Par (000)	Value
Building Materials (continued)
4.95%, 04/07/30(a)(b)	$6,150	$6,309,489
Carlisle Companies Inc.
2.75%, 03/01/30	3,405	3,212,553
3.75%, 12/01/27(a)	3,925	3,904,948
Carrier Global Corp.
2.49%, 02/15/27	4,711	4,625,523
2.72%, 02/15/30	11,892	11,196,679
Cemex SAB de CV
5.20%, 09/17/30(b)	865	869,224
5.45%, 11/19/29(b)	4,045	4,102,884
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	3,152	3,122,905
3.95%, 04/04/28(a)(b)	5,223	5,213,414
CRH SMW Finance DAC
5.13%, 01/09/30	7,165	7,388,213
5.20%, 05/21/29	4,907	5,068,308
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	4,525	4,359,015
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	2,530	2,263,280
5.50%, 04/19/29	4,715	4,919,098
Lennox International Inc.
1.70%, 08/01/27	1,493	1,435,753
5.50%, 09/15/28	3,230	3,341,436
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	260	249,927
Martin Marietta Materials Inc.
3.45%, 06/01/27(a)	1,255	1,246,040
3.50%, 12/15/27	2,915	2,886,563
Series CB, 2.50%, 03/15/30	3,690	3,439,201
Masco Corp.
1.50%, 02/15/28	3,740	3,526,137
2.00%, 10/01/30	1,460	1,308,728
3.50%, 11/15/27(a)	1,540	1,523,349
Mohawk Industries Inc.
3.63%, 05/15/30(a)	2,000	1,940,139
5.85%, 09/18/28(a)	3,695	3,856,292
Owens Corning
3.50%, 02/15/30(a)	3,290	3,186,973
3.88%, 06/01/30(a)	390	383,246
3.95%, 08/15/29	4,090	4,059,406
5.50%, 06/15/27(a)	2,390	2,437,970
Trane Technologies Financing Ltd., 3.80%, 03/21/29	4,950	4,914,279
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	3,510	3,494,645
Vulcan Materials Co.
3.50%, 06/01/30	4,509	4,379,824
3.90%, 04/01/27(a)	1,671	1,668,579
4.95%, 12/01/29	3,475	3,571,934
		124,276,360
Chemicals — 1.0%
Air Liquide Finance SA, 2.25%, 09/10/29(b)	3,330	3,142,286
Air Products and Chemicals Inc.
1.85%, 05/15/27	3,753	3,650,161
2.05%, 05/15/30	4,385	4,037,745
4.30%, 06/11/28	3,540	3,576,530
4.60%, 02/08/29	4,971	5,069,241
Albemarle Corp., 4.65%, 06/01/27	3,865	3,874,350
Alpek SAB de CV, 4.25%, 09/18/29(b)	2,950	2,723,747
Bayport Polymers LLC, 4.74%, 04/14/27(b)	1,395	1,400,048

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Cabot Corp., 4.00%, 07/01/29(a)	$2,340	$2,320,445
CF Industries Inc., 4.50%, 12/01/26(b)	4,326	4,339,017
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	4,224	4,191,507
3.70%, 06/01/28(b)	3,310	3,274,527
4.75%, 05/15/30(b)	2,485	2,524,878
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	4,355	3,852,471
4.80%, 11/30/28(a)	3,448	3,496,002
7.38%, 11/01/29(a)	4,053	4,483,343
DuPont de Nemours Inc., 4.73%, 11/15/28(b)	5,568	5,640,947
Eastman Chemical Co.
4.50%, 12/01/28	2,995	3,015,737
5.00%, 08/01/29	4,660	4,749,179
Ecolab Inc.
1.65%, 02/01/27	3,036	2,960,491
3.25%, 12/01/27(a)	2,895	2,864,712
4.30%, 06/15/28	3,015	3,045,258
4.80%, 03/24/30	3,780	3,884,260
5.25%, 01/15/28	2,815	2,892,537
EIDP Inc., 2.30%, 07/15/30	3,857	3,575,619
FMC Corp., 3.45%, 10/01/29	2,910	2,649,348
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	4,706	4,498,630
2.30%, 11/01/30(a)(b)	930	838,803
4.45%, 09/26/28	2,120	2,131,966
Kraton Corp., 5.00%, 07/15/27(a)(b)	2,805	2,847,880
LG Chem Ltd., 3.63%, 04/15/29(a)(b)	2,630	2,575,807
Linde Inc./CT, 1.10%, 08/10/30	4,090	3,590,328
LYB Finance Co. BV, 8.10%, 03/15/27(b)	3,320	3,470,894
LYB International Finance II BV, 3.50%, 03/02/27(a)	885	879,872
LYB International Finance III LLC
2.25%, 10/01/30	2,580	2,300,999
5.13%, 01/15/31	570	571,879
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(b)	5,265	5,400,567
MEGlobal BV, 2.63%, 04/28/28(b)	4,530	4,336,315
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	2,705	2,840,480
Momentive Performance Materials Inc., 4.13%, 10/22/28(b)	4,000	3,987,163
Mosaic Co. (The)
4.05%, 11/15/27(a)	4,020	4,018,679
4.35%, 01/15/29	585	586,788
4.60%, 11/15/30	2,120	2,127,445
5.38%, 11/15/28	2,455	2,535,063
Nutrien Ltd.
2.95%, 05/13/30	2,920	2,764,396
4.00%, 12/15/26	2,194	2,192,187
4.20%, 04/01/29	4,720	4,716,661
4.50%, 03/12/27	2,315	2,328,600
4.90%, 03/27/28	4,486	4,566,717
5.20%, 06/21/27	2,240	2,277,185
OCP SA, 6.10%, 04/30/30(b)	3,500	3,648,505
PPG Industries Inc.
2.55%, 06/15/30(a)	1,770	1,647,645
2.80%, 08/15/29	2,390	2,280,073
3.75%, 03/15/28(a)	4,555	4,541,270
Rohm & Haas Co., 7.85%, 07/15/29(a)	525	584,420
RPM International Inc.
3.75%, 03/15/27	2,339	2,325,901
Security	Par (000)	Value
Chemicals (continued)
4.55%, 03/01/29	$2,605	$2,635,148
SABIC Capital II BV, 4.50%, 10/10/28(b)	6,950	7,007,768
Sherwin-Williams Co. (The)
2.30%, 05/15/30	2,260	2,087,776
2.95%, 08/15/29	5,040	4,833,212
3.45%, 06/01/27	8,667	8,589,593
4.30%, 08/15/28	2,870	2,887,900
4.50%, 08/15/30(a)	3,030	3,060,243
4.55%, 03/01/28	2,420	2,445,034
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(a)(b)	2,790	2,770,403
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	3,790	3,936,923
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,745,298
Westlake Corp., 3.38%, 06/15/30(a)	1,975	1,881,493
Yara International ASA
3.15%, 06/04/30(b)	4,110	3,880,083
4.75%, 06/01/28(b)	5,175	5,222,781
		228,631,159
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(a)(b)	1,835	1,796,269
4.20%, 08/04/27(b)	3,660	3,593,736
4.38%, 07/03/29(a)(b)	3,635	3,506,340
Ashtead Capital Inc.
4.00%, 05/01/28(b)	3,790	3,764,482
4.25%, 11/01/29(b)	4,350	4,303,228
4.38%, 08/15/27(b)	2,485	2,484,689
Automatic Data Processing Inc.
1.25%, 09/01/30	5,259	4,654,104
1.70%, 05/15/28	5,624	5,356,286
Block Financial LLC
2.50%, 07/15/28(a)	2,300	2,190,863
3.88%, 08/15/30	3,500	3,388,381
Cintas Corp. No. 2
3.70%, 04/01/27	6,262	6,242,551
4.20%, 05/01/28(a)	2,370	2,383,206
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	7,020	7,127,139
Cornell University, Series 2025, 4.17%, 06/15/30	2,200	2,218,066
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	3,565	3,461,769
4.85%, 09/26/28(a)(b)	7,310	7,377,369
Element Fleet Management Corp.
4.64%, 11/24/30(b)	2,900	2,915,012
5.04%, 03/25/30(b)	3,595	3,683,517
5.64%, 03/13/27(b)	4,055	4,126,372
6.32%, 12/04/28(a)(b)	4,420	4,664,144
Equifax Inc.
3.10%, 05/15/30	3,340	3,162,635
4.80%, 09/15/29	4,180	4,248,129
5.10%, 12/15/27	4,235	4,309,343
5.10%, 06/01/28	4,093	4,174,599
ERAC USA Finance LLC
3.30%, 12/01/26(b)	3,303	3,282,714
4.60%, 05/01/28(b)	5,835	5,919,554
5.00%, 02/15/29(b)	4,890	5,027,055
Experian Finance PLC
2.75%, 03/08/30(b)	4,180	3,937,265
4.25%, 02/01/29(a)(b)	2,885	2,898,661

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
2.15%, 01/15/27	$4,226	$4,127,145
2.90%, 05/15/30	6,090	5,642,397
3.20%, 08/15/29	7,272	6,914,033
4.45%, 06/01/28	2,810	2,815,676
4.50%, 11/15/28(a)	5,800	5,819,370
4.88%, 11/15/30(a)	9,255	9,276,702
4.95%, 08/15/27	2,729	2,753,632
5.30%, 08/15/29(a)	3,110	3,182,353
GXO Logistics Inc., 6.25%, 05/06/29(a)	3,897	4,092,723
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	1,010	1,035,775
Leland Stanford Junior University (The)
1.29%, 06/01/27(a)	2,252	2,172,375
Series 2025, 4.15%, 08/01/30	2,835	2,858,338
Moody's Corp.
3.25%, 01/15/28	3,765	3,707,412
4.25%, 02/01/29(a)	2,765	2,780,845
PayPal Holdings Inc.
2.30%, 06/01/30	5,550	5,139,258
2.85%, 10/01/29	9,180	8,789,634
3.90%, 06/01/27	2,745	2,745,932
4.45%, 03/06/28	2,545	2,576,708
President and Fellows of Harvard College, 4.89%, 03/15/30(a)	2,110	2,184,852
Quanta Services Inc.
2.90%, 10/01/30	5,925	5,565,788
4.30%, 08/09/28	2,245	2,257,244
4.75%, 08/09/27	1,210	1,222,423
RELX Capital Inc.
3.00%, 05/22/30	4,872	4,633,441
4.00%, 03/18/29	6,242	6,228,021
4.75%, 03/27/30	4,960	5,065,538
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	4,615	4,709,245
S&P Global Inc.
1.25%, 08/15/30(a)	2,439	2,147,740
2.45%, 03/01/27	6,827	6,704,984
2.50%, 12/01/29(a)	4,385	4,135,356
2.70%, 03/01/29	6,590	6,324,777
2.95%, 01/22/27	2,912	2,881,840
4.25%, 05/01/29	6,360	6,401,082
4.75%, 08/01/28	3,460	3,526,942
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(a)(b)	2,944	2,920,391
Trustees of Dartmouth College, 4.27%, 06/01/30(a)	1,375	1,391,003
Trustees of Princeton University (The), 4.65%, 07/01/30(a)	300	308,588
UL Solutions Inc., 6.50%, 10/20/28	2,120	2,238,017
United Rentals North America Inc., 6.00%, 12/15/29(b)	8,955	9,189,182
Verisk Analytics Inc.
4.13%, 03/15/29	4,210	4,212,271
4.50%, 08/15/30	4,070	4,102,966
Yale University, Series 2020, 1.48%, 04/15/30(a)	2,305	2,078,903
		283,058,380
Computers — 1.7%
Accenture Capital Inc.
3.90%, 10/04/27	6,089	6,105,083
4.05%, 10/04/29	7,425	7,439,745
Security	Par (000)	Value
Computers (continued)
Amdocs Ltd., 2.54%, 06/15/30	$3,705	$3,402,395
Apple Inc.
1.20%, 02/08/28	14,356	13,615,901
1.25%, 08/20/30(a)	5,390	4,796,844
1.40%, 08/05/28	12,980	12,242,626
1.65%, 05/11/30	10,890	9,918,952
2.20%, 09/11/29	10,332	9,761,679
2.90%, 09/12/27	11,268	11,122,113
3.00%, 06/20/27	7,578	7,501,044
3.00%, 11/13/27	8,796	8,705,747
3.20%, 05/11/27(a)	10,667	10,600,019
3.25%, 08/08/29	6,085	5,986,553
3.35%, 02/09/27	12,021	11,967,561
4.00%, 05/10/28(a)	8,563	8,630,450
4.00%, 05/12/28	8,695	8,765,047
4.15%, 05/10/30	3,375	3,425,472
4.20%, 05/12/30	6,960	7,068,770
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	4,060	3,994,870
4.00%, 07/01/29(a)(b)	2,820	2,754,478
CGI Inc., 4.95%, 03/14/30(b)	4,495	4,569,561
Dell Inc., 7.10%, 04/15/28(a)	2,060	2,192,700
Dell International LLC/EMC Corp.
4.15%, 02/15/29	5,830	5,822,093
4.35%, 02/01/30	4,410	4,412,212
4.75%, 04/01/28	5,695	5,772,873
5.00%, 04/01/30	6,590	6,754,693
5.25%, 02/01/28	5,639	5,768,752
5.30%, 10/01/29	9,285	9,589,745
6.10%, 07/15/27	2,582	2,653,616
6.20%, 07/15/30	2,960	3,170,748
DXC Technology Co., 2.38%, 09/15/28(a)	3,780	3,553,646
Gartner Inc.
3.63%, 06/15/29(b)	3,745	3,596,669
3.75%, 10/01/30(a)(b)	4,120	3,907,803
4.50%, 07/01/28(b)	3,803	3,789,479
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	2,575	2,686,378
Genpact UK Finco PLC/Genpact USA Inc., 4.95%, 11/18/30	1,525	1,535,180
Hewlett Packard Enterprise Co.
4.05%, 09/15/27(a)	5,270	5,265,170
4.15%, 09/15/28	4,325	4,324,294
4.40%, 09/25/27(a)	6,900	6,930,335
4.40%, 10/15/30(a)	5,265	5,252,012
4.55%, 10/15/29	10,262	10,333,868
5.25%, 07/01/28(a)	3,322	3,413,738
HP Inc.
3.00%, 06/17/27	5,570	5,475,023
3.40%, 06/17/30(a)	2,075	1,990,821
4.00%, 04/15/29(a)	6,305	6,243,469
4.75%, 01/15/28	5,169	5,236,746
5.40%, 04/25/30	3,135	3,257,209
IBM International Capital Pte Ltd.
4.60%, 02/05/27	2,122	2,136,832
4.60%, 02/05/29(a)	3,212	3,268,216
International Business Machines Corp.
1.70%, 05/15/27	6,847	6,640,014
1.95%, 05/15/30(a)	7,720	7,040,756
2.20%, 02/09/27	3,577	3,506,148
3.30%, 01/27/27	2,681	2,662,499

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.50%, 05/15/29	$18,955	$18,629,952
4.15%, 07/27/27	4,248	4,272,655
4.50%, 02/06/28(a)	5,270	5,330,030
4.65%, 02/10/28	5,565	5,649,642
4.80%, 02/10/30(a)	6,565	6,742,063
6.22%, 08/01/27(a)	3,129	3,244,523
6.50%, 01/15/28	2,480	2,605,121
Kyndryl Holdings Inc., 2.70%, 10/15/28	2,965	2,837,327
Leidos Inc., 4.38%, 05/15/30	3,650	3,655,031
Lenovo Group Ltd., 5.83%, 01/27/28(a)(b)	1,145	1,181,856
NetApp Inc.
2.38%, 06/22/27(a)	2,989	2,914,662
2.70%, 06/22/30	4,390	4,094,493
Teledyne FLIR LLC, 2.50%, 08/01/30	2,295	2,127,893
Western Digital Corp., 2.85%, 02/01/29	2,200	2,088,206
		375,932,101
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,760	2,734,497
4.20%, 05/01/30(a)	3,630	3,674,485
4.60%, 03/01/28	3,043	3,099,189
Conopco Inc.
Series E, 7.25%, 12/15/26	2,140	2,207,416
Series F, 6.63%, 04/15/28	1,885	1,994,242
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(b)	3,030	2,987,856
6.63%, 07/15/30(a)(b)	3,220	3,308,991
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	2,530	2,370,694
2.60%, 04/15/30	4,870	4,568,910
3.15%, 03/15/27	2,575	2,548,348
4.38%, 05/15/28(a)	4,157	4,200,228
Haleon U.S. Capital LLC
3.38%, 03/24/27	11,035	10,935,092
3.38%, 03/24/29	6,815	6,647,201
Kenvue Inc.
5.00%, 03/22/30	6,326	6,519,693
5.05%, 03/22/28	5,888	6,023,303
Procter & Gamble Co. (The)
1.20%, 10/29/30	4,745	4,188,636
1.90%, 02/01/27	5,687	5,573,210
2.80%, 03/25/27	2,895	2,861,918
2.85%, 08/11/27(a)	4,070	4,020,025
3.00%, 03/25/30	8,985	8,675,615
3.95%, 01/26/28	3,700	3,724,246
4.05%, 05/01/30(a)	5,570	5,605,174
4.15%, 10/24/29(a)	3,420	3,474,502
4.35%, 01/29/29	3,950	4,028,920
Unilever Capital Corp.
1.38%, 09/14/30	3,120	2,775,897
2.13%, 09/06/29	5,370	5,046,053
2.90%, 05/05/27	5,653	5,590,552
3.50%, 03/22/28	7,655	7,601,900
4.25%, 08/12/27(a)	4,163	4,193,782
4.88%, 09/08/28	4,030	4,142,469
		135,323,044
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	2,000	1,915,217
Security	Par (000)	Value
Distribution & Wholesale (continued)
4.25%, 04/20/27(b)	$1,075	$1,075,528
4.50%, 10/24/28(b)	4,265	4,305,358
LKQ Corp., 5.75%, 06/15/28	4,240	4,383,743
Mitsubishi Corp.
4.00%, 09/09/28(b)	990	989,394
4.13%, 09/09/30(b)	3,120	3,114,915
5.00%, 07/05/28(a)(b)	2,990	3,063,351
5.00%, 07/02/29(a)(b)	2,855	2,941,060
		21,788,566
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	21,615	20,925,172
3.65%, 07/21/27	6,106	6,057,185
3.88%, 01/23/28	4,070	4,047,967
4.38%, 11/15/30(a)	3,450	3,445,296
4.63%, 10/15/27	3,115	3,137,238
4.63%, 09/10/29	7,315	7,402,301
4.88%, 04/01/28	4,235	4,303,979
5.10%, 01/19/29	4,850	4,967,614
5.75%, 06/06/28(a)	6,325	6,557,461
6.10%, 01/15/27	4,730	4,820,670
6.15%, 09/30/30	4,750	5,102,732
6.45%, 04/15/27	8,175	8,408,733
6.95%, 03/10/55, (5-year CMT + 2.72%)(c)	3,700	3,880,251
Affiliated Managers Group Inc., 3.30%, 06/15/30	2,495	2,388,507
Air Lease Corp.
2.10%, 09/01/28	2,550	2,398,057
2.20%, 01/15/27	1,585	1,548,539
3.00%, 02/01/30	3,565	3,336,203
3.25%, 10/01/29	3,250	3,102,935
3.63%, 04/01/27(a)	5,507	5,431,368
3.63%, 12/01/27(a)	2,875	2,835,515
4.63%, 10/01/28	2,725	2,738,807
5.10%, 03/01/29(a)	2,750	2,792,864
5.30%, 02/01/28	3,900	3,968,621
5.85%, 12/15/27(a)	3,725	3,833,409
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	3,585	3,660,085
Aircastle Ltd.
2.85%, 01/26/28(b)	4,555	4,419,402
5.95%, 02/15/29(a)(b)	3,820	3,987,219
6.50%, 07/18/28(b)	3,412	3,583,655
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	3,725	3,768,181
5.25%, 03/15/30(b)	3,290	3,366,678
Ally Financial Inc.
2.20%, 11/02/28	3,895	3,659,872
4.75%, 06/09/27(a)	2,700	2,714,279
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(c)	3,310	3,377,023
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(c)	2,200	2,249,666
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)(c)	5,387	5,695,800
6.99%, 06/13/29, (1-day SOFR + 3.26%)(c)	4,545	4,786,623
7.10%, 11/15/27	4,230	4,429,780
American Express Co.
2.55%, 03/04/27	10,069	9,905,837
3.30%, 05/03/27	9,637	9,563,468
4.05%, 05/03/29(a)	6,019	6,059,068
4.35%, 07/20/29, (1-day SOFR + 0.81%)(c)	8,603	8,673,349

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.73%, 04/25/29, (1-day SOFR + 1.26%)(c)	$8,605	$8,747,897
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	8,615	8,903,049
5.04%, 07/26/28, (1-day SOFR + 0.93%)(c)	7,510	7,635,603
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(c)	8,240	8,521,299
5.10%, 02/16/28, (1-day SOFR + 1.00%)(c)	10,265	10,396,350
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(c)	8,447	8,712,788
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(c)	7,667	8,023,999
5.85%, 11/05/27	11,825	12,244,426
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	6,885	7,554,796
American Express Credit Corp., 3.30%, 05/03/27(a)	2,300	2,284,987
Ameriprise Financial Inc., 5.70%, 12/15/28(a)	4,029	4,221,734
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	925	883,710
Apollo Global Management Inc., 4.60%, 01/15/31	1,950	1,963,199
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	2,500	2,371,711
Ares Management Corp., 6.38%, 11/10/28	3,050	3,224,097
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	50	50,144
4.95%, 11/15/30(b)	3,750	3,774,428
6.05%, 01/15/28(a)(b)	3,040	3,138,411
6.25%, 01/15/30(b)	3,300	3,477,471
Aviation Capital Group LLC
3.50%, 11/01/27(b)	4,390	4,317,220
4.75%, 04/14/27(b)	1,240	1,245,829
4.80%, 10/24/30(b)	5,730	5,739,319
5.13%, 04/10/30(b)	3,590	3,651,376
5.38%, 07/15/29(b)	3,155	3,238,959
6.25%, 04/15/28(b)	3,350	3,484,855
6.38%, 07/15/30(b)	1,240	1,327,391
6.75%, 10/25/28(b)	2,837	3,013,381
Avilease Capital Ltd., 4.75%, 11/12/30(b)	4,500	4,475,201
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(a)(b)	5,538	5,357,880
2.75%, 02/21/28(b)	4,280	4,132,075
3.25%, 02/15/27(b)	3,257	3,216,051
4.95%, 01/15/28(b)	4,912	4,969,933
5.15%, 01/15/30(b)	4,005	4,076,889
5.38%, 05/30/30(b)	5,655	5,813,877
5.75%, 03/01/29(b)	6,630	6,870,130
5.75%, 11/15/29(b)	5,705	5,931,657
6.38%, 05/04/28(b)	6,540	6,819,521
BGC Group Inc.
6.15%, 04/02/30	4,230	4,359,548
6.60%, 06/10/29(a)	2,935	3,061,459
8.00%, 05/25/28	1,755	1,874,624
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(a)(b)	4,305	4,037,102
2.50%, 01/10/30(a)(b)	3,790	3,546,259
3.15%, 10/02/27(a)(b)	1,869	1,837,994
5.90%, 11/03/27(b)	5,838	6,026,864
BOC Aviation Ltd.
3.00%, 09/11/29(a)(b)	6,035	5,802,124
3.50%, 09/18/27(a)(b)	3,745	3,710,180
BOC Aviation USA Corp.
5.25%, 01/14/30(a)(b)	3,530	3,675,211
5.75%, 11/09/28(a)(b)	3,225	3,372,085
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Asset Management Ltd., 4.65%, 11/15/30	$2,175	$2,188,364
Brookfield Finance Inc.
3.90%, 01/25/28	6,900	6,872,850
4.35%, 04/15/30(a)	4,625	4,643,924
4.85%, 03/29/29	6,190	6,299,513
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(a)(b)	1,270	1,343,092
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	2,107	2,098,976
7.20%, 12/12/28(b)	4,505	4,792,976
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(c)	7,425	7,209,009
3.65%, 05/11/27	5,414	5,384,162
3.75%, 03/09/27	7,169	7,138,349
3.80%, 01/31/28(a)	7,899	7,856,843
4.10%, 02/09/27	3,184	3,181,590
4.49%, 09/11/31, (1-day SOFR + 1.25%)(c)	10,655	10,648,192
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)(c)	8,508	8,597,388
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	5,332	5,494,819
5.46%, 07/26/30, (1-day SOFR +1.56%)(c)	5,950	6,173,068
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)(c)	5,847	6,001,322
5.70%, 02/01/30, (1-day SOFR + 1.91%)(c)	5,790	6,029,132
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	9,875	10,369,161
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	4,825	5,459,764
Cboe Global Markets Inc., 3.65%, 01/12/27	4,003	3,987,286
Charles Schwab Corp. (The)
2.00%, 03/20/28	7,255	6,967,109
2.45%, 03/03/27	8,713	8,552,353
2.75%, 10/01/29	2,820	2,687,199
3.20%, 03/02/27	3,531	3,498,060
3.20%, 01/25/28	3,715	3,662,209
3.25%, 05/22/29(a)	3,820	3,719,983
3.30%, 04/01/27	4,125	4,092,100
4.00%, 02/01/29(a)	3,230	3,240,226
4.34%, 11/14/31, (1-day SOFR + 0.94%)(c)	5,875	5,890,232
4.63%, 03/22/30(a)	3,135	3,209,753
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	6,973	7,241,844
6.20%, 11/17/29, (1-day SOFR + 1.88%)(c)	7,905	8,384,807
CI Financial Corp., 7.50%, 05/30/29(b)	4,010	4,257,588
Citadel Finance LLC, 5.90%, 02/10/30(b)	5,620	5,714,022
Citadel LP
4.88%, 01/15/27(a)(b)	2,826	2,828,355
6.00%, 01/23/30(a)(b)	2,925	3,045,211
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	3,870	3,974,821
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	1,225	1,271,423
CME Group Inc.
3.75%, 06/15/28(a)	3,347	3,348,387
4.40%, 03/15/30	4,770	4,835,046
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(b)	3,500	3,473,022
Eaton Vance Corp., 3.50%, 04/06/27(a)	1,823	1,811,947
Enact Holdings Inc., 6.25%, 05/28/29	4,815	5,047,090
Equitable America Global Funding
3.95%, 09/15/27(b)	1,420	1,417,948
4.65%, 06/09/28(b)	4,290	4,336,863
4.95%, 06/09/30(a)(b)	4,560	4,653,761
FMR LLC, 7.57%, 06/15/29(b)	4,605	5,134,207
Franklin Resources Inc., 1.60%, 10/30/30	4,565	4,032,059

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Financial Group Inc.
4.15%, 01/23/30(a)	$5,945	$5,841,821
4.85%, 01/15/27	4,322	4,346,705
5.88%, 07/21/28(a)	5,817	6,031,687
6.45%, 06/08/27(a)	2,022	2,081,327
Lazard Group LLC
4.38%, 03/11/29	2,965	2,972,388
4.50%, 09/19/28	3,347	3,371,626
LPL Holdings Inc.
4.00%, 03/15/29(b)	5,825	5,707,057
4.63%, 11/15/27(a)(b)	4,925	4,923,947
4.90%, 04/03/28	1,670	1,693,795
5.15%, 06/15/30	3,105	3,172,970
5.20%, 03/15/30	4,530	4,640,983
5.70%, 05/20/27	3,070	3,127,524
6.75%, 11/17/28	3,860	4,116,918
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	3,030	3,061,497
LSEGA Financing PLC, 2.00%, 04/06/28(b)	5,615	5,362,478
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	3,500	3,550,027
5.20%, 03/27/28(b)	3,730	3,796,933
6.40%, 03/26/29(b)	3,085	3,242,866
Marex Group PLC
5.83%, 05/08/28(a)	1,565	1,588,168
6.40%, 11/04/29	3,865	3,991,433
Mastercard Inc.
2.95%, 06/01/29	6,235	6,049,406
3.30%, 03/26/27	3,660	3,638,082
3.35%, 03/26/30	8,145	7,967,861
3.50%, 02/26/28(a)	3,100	3,086,546
4.10%, 01/15/28	3,968	3,995,392
4.55%, 03/15/28	2,670	2,717,204
4.88%, 03/09/28(a)	4,367	4,473,148
Mitsubishi HC Capital Inc.
3.97%, 04/13/30(a)(b)	400	392,146
5.08%, 09/15/27(a)(b)	3,225	3,270,394
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(a)(b)	2,740	2,814,537
5.81%, 09/12/28(a)(b)	2,790	2,905,490
Nasdaq Inc., 5.35%, 06/28/28	5,626	5,803,227
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(b)	2,007	2,003,295
Nomura Holdings Inc.
2.17%, 07/14/28	5,790	5,506,970
2.33%, 01/22/27	7,334	7,186,498
2.68%, 07/16/30	6,610	6,116,070
2.71%, 01/22/29	2,925	2,794,456
3.10%, 01/16/30	7,357	6,999,128
4.90%, 07/01/30	5,760	5,864,909
5.39%, 07/06/27(a)	2,655	2,703,424
5.59%, 07/02/27(a)	2,940	3,000,959
5.61%, 07/06/29(a)	3,490	3,643,500
5.84%, 01/18/28	3,330	3,440,583
6.07%, 07/12/28(a)	5,260	5,497,426
Nuveen LLC
4.00%, 11/01/28(b)	4,540	4,543,589
5.55%, 01/15/30(b)	3,345	3,496,413
ORIX Corp.
3.70%, 07/18/27	1,305	1,297,189
4.45%, 09/09/30(a)	2,655	2,669,316
4.65%, 09/10/29(a)	5,465	5,562,185
Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 09/13/27(a)	$7,834	$7,963,578
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,990	4,877,459
6.15%, 12/06/28(b)	1,410	1,479,796
Radian Group Inc.
4.88%, 03/15/27	2,685	2,693,356
6.20%, 05/15/29	4,110	4,304,448
Raymond James Financial Inc., 4.65%, 04/01/30(a)	3,285	3,354,920
REC Ltd.
4.75%, 09/27/29(a)(b)	3,745	3,797,330
5.63%, 04/11/28(a)(b)	6,260	6,430,736
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	4,680	4,713,875
5.40%, 09/15/30(a)(b)	4,465	4,506,435
Stifel Financial Corp., 4.00%, 05/15/30	2,430	2,380,870
Synchrony Financial
3.95%, 12/01/27	6,200	6,148,811
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)(c)	1,875	1,893,516
5.15%, 03/19/29	3,657	3,715,672
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)(c)	4,990	5,104,777
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	4,145	4,304,096
USAA Capital Corp.
2.13%, 05/01/30(b)	2,275	2,101,704
4.38%, 06/01/28(b)	2,465	2,494,724
5.25%, 06/01/27(a)(b)	795	811,295
Visa Inc.
0.75%, 08/15/27(a)	2,712	2,584,042
1.90%, 04/15/27(a)	8,611	8,408,293
2.05%, 04/15/30(a)	9,155	8,482,165
2.75%, 09/15/27	4,286	4,218,542
Voya Financial Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(c)	1,688	1,596,232
Voya Global Funding, 4.60%, 11/24/30(b)	740	746,099
		963,718,171
Electric — 6.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	4,495	4,276,862
4.38%, 01/24/29(a)(b)	2,880	2,904,534
4.88%, 04/23/30(b)	1,520	1,564,739
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,725	4,405,487
AEP Texas Inc.
3.95%, 06/01/28	2,820	2,804,288
5.45%, 05/15/29	2,567	2,668,958
Series I, 2.10%, 07/01/30(a)	4,415	4,024,616
AEP Transmission Co. LLC, 3.10%, 12/01/26	1,886	1,869,493
AES Andes SA, 6.30%, 03/15/29(b)	1,340	1,379,218
AES Corp. (The)
3.95%, 07/15/30(a)(b)	3,785	3,691,451
5.45%, 06/01/28	7,310	7,477,493
Alabama Power Co.
3.75%, 09/01/27	3,445	3,442,486
Series 20-A, 1.45%, 09/15/30(a)	3,545	3,143,468
Alexander Funding Trust II, 7.47%, 07/31/28(b)	2,875	3,068,822
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	1,430	1,422,684
5.40%, 06/06/27(b)	1,915	1,939,690
5.95%, 03/30/29(a)(b)	1,930	2,022,376

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ameren Corp.
1.75%, 03/15/28	$3,330	$3,159,901
1.95%, 03/15/27	2,786	2,712,178
5.00%, 01/15/29	4,107	4,203,328
5.70%, 12/01/26(a)	3,300	3,349,634
Ameren Illinois Co.
1.55%, 11/15/30	200	176,794
3.80%, 05/15/28	1,760	1,756,552
American Electric Power Co. Inc.
2.30%, 03/01/30	2,099	1,941,240
3.20%, 11/13/27(a)	2,840	2,797,242
3.88%, 02/15/62, (5-year CMT + 2.68%)(c)	4,245	4,131,150
5.20%, 01/15/29	5,865	6,058,754
5.75%, 11/01/27	2,871	2,957,460
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)(c)	1,925	2,020,377
Series J, 4.30%, 12/01/28(a)	3,557	3,580,734
Appalachian Power Co., Series X, 3.30%, 06/01/27(a)	1,955	1,933,220
Arizona Public Service Co.
2.60%, 08/15/29	2,790	2,640,216
2.95%, 09/15/27(a)	1,516	1,491,259
Atlantic City Electric Co., 4.00%, 10/15/28(a)	2,100	2,103,765
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	475	476,776
Avangrid Inc., 3.80%, 06/01/29	4,730	4,670,009
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	2,778	2,734,462
3.70%, 07/15/30	6,095	5,997,850
8.48%, 09/15/28(a)	2,195	2,448,383
Black Hills Corp.
2.50%, 06/15/30	1,555	1,437,786
3.05%, 10/15/29	2,650	2,522,351
3.15%, 01/15/27	2,021	1,998,094
5.95%, 03/15/28(a)	2,283	2,367,355
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(c)	1,305	1,320,120
Capital Power U.S. Holdings Inc., 5.26%, 06/01/28(b)	4,295	4,379,527
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	3,000	3,078,828
5.20%, 10/01/28	3,062	3,162,222
Series AA, 3.00%, 02/01/27(a)	1,440	1,424,774
CenterPoint Energy Inc.
2.95%, 03/01/30(a)	2,426	2,300,183
5.40%, 06/01/29	4,160	4,313,780
6.70%, 05/15/55, (5-year CMT + 2.59%)(c)	2,900	2,976,374
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(c)	2,220	2,319,776
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	1,185	1,180,121
Cleco Corporate Holdings LLC, 3.38%, 09/15/29	380	358,329
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(a)(b)	2,090	2,063,279
CMS Energy Corp.
2.95%, 02/15/27	1,480	1,458,064
3.45%, 08/15/27	1,902	1,881,859
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)(c)	2,250	2,200,109
Colbun SA, 3.15%, 03/06/30(a)(b)	3,075	2,900,617
Comision Federal de Electricidad
4.69%, 05/15/29(b)	7,180	7,100,407
4.75%, 02/23/27(a)(b)	4,230	4,239,382
Security	Par (000)	Value
Electric (continued)
5.70%, 01/24/30(b)	$3,975	$4,040,587
Commonwealth Edison Co.
2.20%, 03/01/30	2,790	2,587,507
3.70%, 08/15/28	3,190	3,176,397
Series 122, 2.95%, 08/15/27(a)	1,923	1,894,830
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	1,945	1,988,584
4.95%, 01/15/30	3,100	3,183,715
Series A, 3.20%, 03/15/27	2,763	2,735,603
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28	2,070	2,065,096
Series 20A, 3.35%, 04/01/30	2,590	2,512,762
Series B, 2.90%, 12/01/26(a)	1,505	1,485,871
Series B, 3.13%, 11/15/27	1,770	1,744,041
Series D, 4.00%, 12/01/28	3,115	3,122,559
Constellation Energy Generation LLC, 5.60%, 03/01/28	4,575	4,728,718
Consumers Energy Co.
3.80%, 11/15/28	1,833	1,827,899
4.60%, 05/30/29	3,745	3,810,718
4.65%, 03/01/28(a)	2,635	2,675,344
4.70%, 01/15/30	4,250	4,353,372
4.90%, 02/15/29	2,778	2,853,667
Dayton Power & Light Co. (The), 4.55%, 08/15/30(b)	2,530	2,524,632
Dominion Energy Inc.
4.25%, 06/01/28(a)	3,041	3,049,006
4.60%, 05/15/28	5,460	5,530,635
5.00%, 06/15/30	5,315	5,474,811
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(c)	5,400	5,631,130
Series B, 3.60%, 03/15/27(a)	1,920	1,909,664
Series C, 3.38%, 04/01/30	8,827	8,524,011
DTE Electric Co.
2.25%, 03/01/30(a)	3,338	3,101,974
4.25%, 05/14/27	1,275	1,283,849
4.85%, 12/01/26	1,850	1,869,861
Series A, 1.90%, 04/01/28(a)	3,404	3,255,802
DTE Energy Co.
2.95%, 03/01/30	1,940	1,842,920
4.88%, 06/01/28(a)	5,012	5,103,004
4.95%, 07/01/27	6,988	7,073,149
5.10%, 03/01/29(a)	6,985	7,171,911
5.20%, 04/01/30	6,855	7,089,228
Series C, 3.40%, 06/15/29	2,980	2,898,210
Duke Energy Carolinas LLC
2.45%, 08/15/29(a)	2,445	2,315,450
2.45%, 02/01/30	3,080	2,895,327
2.95%, 12/01/26	3,432	3,404,600
3.95%, 11/15/28	4,180	4,191,089
4.85%, 03/15/30	2,945	3,037,002
Series A, 6.00%, 12/01/28(a)	2,046	2,160,981
Duke Energy Corp.
2.45%, 06/01/30(a)	5,470	5,072,862
3.15%, 08/15/27	4,362	4,298,125
3.40%, 06/15/29	3,080	3,007,811
4.30%, 03/15/28	5,676	5,704,197
4.85%, 01/05/27	2,800	2,822,488
4.85%, 01/05/29	3,670	3,747,632
5.00%, 12/08/27(a)	2,965	3,014,724

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/30	$3,314	$2,990,869
2.50%, 12/01/29	4,775	4,512,133
3.20%, 01/15/27	3,723	3,697,724
3.80%, 07/15/28(a)	3,408	3,406,463
4.20%, 12/01/30	450	450,939
Duke Energy Ohio Inc.
2.13%, 06/01/30	415	381,373
3.65%, 02/01/29(a)	2,436	2,413,974
Duke Energy Progress LLC
3.45%, 03/15/29	3,852	3,792,955
3.70%, 09/01/28	2,230	2,219,188
4.35%, 03/06/27(a)	2,980	2,999,563
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	1,485	1,348,397
3.62%, 08/01/27(b)	1,690	1,663,513
Edison International
4.13%, 03/15/28	3,605	3,563,074
5.25%, 11/15/28(a)	3,249	3,295,922
5.45%, 06/15/29(a)	2,937	2,985,039
5.75%, 06/15/27(a)	3,344	3,400,851
6.25%, 03/15/30	3,195	3,339,604
6.95%, 11/15/29	3,095	3,296,297
EDP Finance BV, 1.71%, 01/24/28(b)	5,130	4,872,038
Electricite de France SA
4.50%, 09/21/28(a)(b)	6,000	6,048,130
5.65%, 04/22/29(a)(b)	5,125	5,350,200
5.70%, 05/23/28(b)	8,620	8,912,365
Enel Chile SA, 4.88%, 06/12/28	6,010	6,091,478
Enel Finance International NV
2.13%, 07/12/28(a)(b)	6,670	6,334,983
3.50%, 04/06/28(b)	7,185	7,085,795
3.63%, 05/25/27(b)	5,220	5,183,000
4.13%, 09/30/28(b)	4,980	4,983,605
4.38%, 09/30/30(b)	6,900	6,890,594
4.63%, 06/15/27(b)	3,850	3,875,701
4.88%, 06/14/29(a)(b)	3,390	3,495,888
5.13%, 06/26/29(b)	8,227	8,457,774
Engie Energia Chile SA, 3.40%, 01/28/30(b)	3,095	2,918,408
Engie SA, 5.25%, 04/10/29(a)(b)	4,820	4,979,886
Entergy Arkansas LLC, 4.00%, 06/01/28	1,860	1,863,820
Entergy Corp.
1.90%, 06/15/28	3,907	3,704,835
2.80%, 06/15/30(a)	3,320	3,115,576
7.13%, 12/01/54, (5-year CMT + 2.67%)(c)	6,840	7,193,662
Entergy Louisiana LLC
3.12%, 09/01/27	2,278	2,246,373
3.25%, 04/01/28	2,587	2,552,490
Entergy Mississippi LLC, 2.85%, 06/01/28	2,135	2,081,098
Entergy Texas Inc., 4.00%, 03/30/29(a)	1,745	1,741,675
Evergy Inc.
2.90%, 09/15/29	5,100	4,863,970
6.65%, 06/01/55, (5-year CMT + 2.56%)(c)	2,520	2,567,200
Evergy Kansas Central Inc.
3.10%, 04/01/27	1,365	1,349,822
4.70%, 03/13/28	2,125	2,149,334
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30(a)	2,425	2,242,164
Evergy Missouri West Inc., 5.15%, 12/15/27(a)(b)	1,723	1,753,137
Security	Par (000)	Value
Electric (continued)
Eversource Energy
2.90%, 03/01/27	$3,615	$3,556,061
4.45%, 12/15/30	1,850	1,845,110
4.60%, 07/01/27	3,391	3,409,762
5.00%, 01/01/27(a)	1,945	1,961,788
5.45%, 03/01/28	7,512	7,692,693
5.95%, 02/01/29	4,395	4,598,966
Series M, 3.30%, 01/15/28	2,715	2,662,816
Series O, 4.25%, 04/01/29	2,767	2,764,780
Series R, 1.65%, 08/15/30	2,765	2,437,774
Exelon Corp.
2.75%, 03/15/27	3,425	3,364,160
4.05%, 04/15/30	7,285	7,228,676
5.15%, 03/15/28	5,895	6,026,723
5.15%, 03/15/29	3,887	4,002,728
Fells Point Funding Trust, 3.05%, 01/31/27(b)	5,289	5,216,396
FirstEnergy Corp.
2.65%, 03/01/30	3,810	3,541,893
Series B, 2.25%, 09/01/30	2,910	2,637,394
Series B, 3.90%, 07/15/27	8,300	8,256,582
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	1,805	1,766,025
3.60%, 06/01/29(b)	1,490	1,462,249
4.30%, 01/15/29(b)	3,045	3,053,958
5.20%, 04/01/28(b)	2,535	2,591,778
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	2,895	2,796,022
4.55%, 01/15/30	2,410	2,440,523
Florida Power & Light Co.
4.40%, 05/15/28	4,442	4,498,044
4.63%, 05/15/30	3,796	3,874,390
5.05%, 04/01/28	5,849	5,997,514
5.15%, 06/15/29(a)	4,912	5,106,850
Series A, 3.30%, 05/30/27(a)	1,793	1,781,772
Georgia Power Co.
3.25%, 03/30/27	2,120	2,102,910
4.00%, 10/01/28	4,350	4,359,660
4.55%, 03/15/30	4,925	5,017,403
4.65%, 05/16/28	4,264	4,331,752
5.00%, 02/23/27(a)	2,630	2,663,650
Series B, 2.65%, 09/15/29	3,670	3,494,414
Hanwha Futureproof Corp., 4.75%, 04/30/28(b)	1,380	1,405,509
Indiana Michigan Power Co., 3.85%, 05/15/28	2,090	2,087,036
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/28(a)(b)	1,180	1,162,626
Interstate Power and Light Co.
2.30%, 06/01/30	2,115	1,943,163
3.60%, 04/01/29	2,090	2,051,828
4.10%, 09/26/28	3,315	3,314,815
IPALCO Enterprises Inc., 4.25%, 05/01/30	2,835	2,783,126
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,000	4,946,140
ITC Holdings Corp.
2.95%, 05/14/30(b)	4,880	4,610,746
3.35%, 11/15/27	2,790	2,749,937
4.95%, 09/22/27(b)	5,042	5,104,027
Jersey Central Power & Light Co., 4.15%, 01/15/29(b)	2,435	2,436,263
Liberty Utilities Co., 5.58%, 01/31/29(a)(b)	3,300	3,416,295
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,700	1,535,293
Massachusetts Electric Co., 1.73%, 11/24/30(b)	2,630	2,304,051

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
MidAmerican Energy Co.
3.10%, 05/01/27	$1,910	$1,890,351
3.65%, 04/15/29	5,365	5,309,097
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	3,430	3,430,602
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	3,643	3,624,588
Mississippi Power Co., 3.95%, 03/30/28	1,810	1,807,765
Monongahela Power Co., 3.55%, 05/15/27(a)(b)	2,619	2,600,505
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	3,600	3,476,106
3.92%, 08/01/28(b)	1,350	1,345,434
National Grid PLC, 5.60%, 06/12/28	4,315	4,459,413
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	3,160	2,954,351
3.05%, 04/25/27(a)	1,913	1,890,208
3.40%, 02/07/28(a)	3,995	3,953,335
3.70%, 03/15/29	2,925	2,895,785
3.90%, 11/01/28(a)	1,954	1,952,190
4.12%, 09/16/27	3,136	3,147,647
4.75%, 02/07/28	3,790	3,846,617
4.80%, 02/05/27(a)	3,340	3,369,425
4.80%, 03/15/28	3,578	3,640,715
4.85%, 02/07/29	2,850	2,920,593
4.95%, 02/07/30	2,935	3,032,059
5.05%, 09/15/28	2,285	2,345,739
5.10%, 05/06/27	2,545	2,582,769
5.15%, 06/15/29	2,981	3,091,189
7.13%, 09/15/53, (5-year CMT + 3.53%)(c)	1,840	1,931,345
Series D, 4.15%, 08/25/28	3,855	3,876,914
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(c)	950	958,283
Series CC, 3.70%, 05/01/29(a)	3,085	3,042,075
Series DD, 2.40%, 05/01/30	2,285	2,127,052
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	2,160	2,138,638
5.65%, 08/15/28(a)(b)	2,200	2,292,314
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,897	5,755,826
1.90%, 06/15/28	8,680	8,253,404
2.25%, 06/01/30	11,010	10,125,396
2.75%, 11/01/29	6,040	5,746,680
3.50%, 04/01/29	3,600	3,532,002
3.55%, 05/01/27(a)	8,570	8,507,813
3.80%, 03/15/82, (5-year CMT + 2.55%)(c)	3,205	3,133,863
4.63%, 07/15/27(a)	7,178	7,250,329
4.69%, 09/01/27	11,015	11,131,584
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(c)	3,120	3,053,112
4.85%, 02/04/28	5,850	5,957,325
4.90%, 02/28/28	7,235	7,370,481
4.90%, 03/15/29	6,000	6,151,991
5.00%, 02/28/30(a)	4,375	4,516,840
5.05%, 03/15/30	6,408	6,623,831
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)(c)	2,811	2,844,903
6.38%, 08/15/55, (5-year CMT + 2.05%)(c)	7,785	8,080,262
6.70%, 09/01/54, (5-year CMT + 2.36%)(c)	4,545	4,723,132
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	3,660	3,320,990
4.28%, 12/15/28(b)	2,735	2,740,371
Security	Par (000)	Value
Electric (continued)
4.65%, 10/03/30(b)	$2,788	$2,808,560
NorthWestern Corp., 5.07%, 03/21/30(b)	1,945	2,001,250
NRG Energy Inc.
2.45%, 12/02/27(b)	5,150	4,954,584
4.45%, 06/15/29(b)	2,875	2,867,515
4.73%, 10/15/30(b)	4,160	4,152,329
NSTAR Electric Co.
3.20%, 05/15/27	3,991	3,948,472
3.25%, 05/15/29	3,140	3,050,573
3.95%, 04/01/30	2,360	2,337,289
4.85%, 03/01/30	3,050	3,129,257
OGE Energy Corp., 5.45%, 05/15/29	2,080	2,160,895
Ohio Edison Co., 4.95%, 12/15/29(a)(b)	1,970	2,023,863
Ohio Power Co., Series P, 2.60%, 04/01/30	2,095	1,955,829
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,015	1,945,429
3.30%, 03/15/30	1,735	1,673,787
3.80%, 08/15/28	2,430	2,419,855
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	3,865	3,651,345
3.70%, 11/15/28	3,700	3,676,961
4.30%, 05/15/28	2,375	2,392,909
4.50%, 03/20/27(b)	2,580	2,599,447
4.65%, 11/01/29	3,540	3,610,796
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,643	5,442,704
3.00%, 06/15/28	5,052	4,887,727
3.30%, 03/15/27	2,240	2,212,784
3.30%, 12/01/27	7,616	7,485,101
3.75%, 07/01/28(a)	4,903	4,830,453
4.20%, 03/01/29(a)	2,256	2,246,424
4.55%, 07/01/30(a)	18,260	18,196,253
4.65%, 08/01/28	1,682	1,691,240
5.00%, 06/04/28	3,705	3,765,168
5.45%, 06/15/27	2,472	2,508,435
5.55%, 05/15/29(a)	4,982	5,151,393
6.10%, 01/15/29	4,767	4,982,834
PacifiCorp
2.70%, 09/15/30	1,700	1,567,870
3.50%, 06/15/29	2,300	2,234,282
5.10%, 02/15/29	2,720	2,771,991
Palomino Funding Trust I, 7.23%, 05/17/28(b)	2,980	3,153,275
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)(b)	2,515	2,550,106
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	2,715	2,551,094
3.38%, 02/05/30(a)(b)	3,960	3,788,512
3.88%, 07/17/29(b)	3,313	3,239,026
4.13%, 05/15/27(a)(b)	10,705	10,678,304
5.38%, 01/25/29(b)	2,155	2,211,058
5.45%, 05/21/28(a)(b)	5,590	5,737,453
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,520	2,563,266
5.15%, 05/15/30	2,135	2,207,128
PPL Capital Funding Inc., 4.13%, 04/15/30	3,140	3,126,634
PSEG Power LLC, 5.20%, 05/15/30(b)	4,700	4,822,937
Public Service Co. of Colorado, 3.70%, 06/15/28	1,840	1,834,857
Public Service Co. of New Hampshire, 4.40%, 07/01/28	1,865	1,884,810

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
2.45%, 01/15/30(a)	$2,040	$1,922,085
3.00%, 05/15/27	2,159	2,133,901
3.20%, 05/15/29	2,324	2,267,487
3.65%, 09/01/28	1,969	1,955,108
3.70%, 05/01/28	1,530	1,525,638
Public Service Enterprise Group Inc.
1.60%, 08/15/30(a)	2,495	2,209,227
4.90%, 03/15/30(a)	4,000	4,097,243
5.20%, 04/01/29	4,630	4,772,337
5.85%, 11/15/27	3,985	4,117,810
5.88%, 10/15/28	3,565	3,730,821
Puget Energy Inc.
2.38%, 06/15/28	3,097	2,958,588
4.10%, 06/15/30	2,860	2,800,866
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	1,390	1,470,835
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	2,860	2,826,565
San Diego Gas & Electric Co.
4.95%, 08/15/28	3,680	3,768,501
Series VVV, 1.70%, 10/01/30	5,065	4,518,177
Sempra
3.25%, 06/15/27	4,388	4,322,924
3.40%, 02/01/28	6,059	5,968,818
3.70%, 04/01/29(a)	3,275	3,224,761
4.13%, 04/01/52, (5-year CMT + 2.87%)(c)	5,808	5,656,903
6.63%, 04/01/55, (5-year CMT + 2.35%)(c)	1,835	1,854,629
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(c)	6,635	6,801,412
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(a)(c)	1,250	1,239,133
Southern California Edison Co.
2.25%, 06/01/30	2,455	2,223,978
2.85%, 08/01/29	2,760	2,605,947
4.88%, 02/01/27	2,565	2,580,158
5.15%, 06/01/29	3,435	3,503,508
5.25%, 03/15/30	5,270	5,411,987
5.30%, 03/01/28	3,865	3,941,378
5.65%, 10/01/28(a)	3,263	3,375,616
5.85%, 11/01/27	4,500	4,620,506
6.65%, 04/01/29	1,900	2,003,507
Series A, 4.20%, 03/01/29	3,125	3,105,648
Series B, 3.65%, 03/01/28	2,985	2,945,074
Series D, 4.70%, 06/01/27	3,263	3,282,902
Southern Co. (The)
4.85%, 06/15/28	4,365	4,443,109
5.11%, 08/01/27	4,848	4,923,110
5.50%, 03/15/29(a)	5,920	6,153,570
Series 21-B, 1.75%, 03/15/28	2,440	2,315,243
Series A, 3.70%, 04/30/30	5,625	5,506,039
Southern Power Co., Series A, 4.25%, 10/01/30	2,750	2,745,503
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,415	3,410,367
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(b)	4,540	4,469,074
4.63%, 11/21/29(a)(b)	1,440	1,477,093
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	4,285	4,219,715
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	14,063	14,002,387
4.25%, 05/02/28(a)(b)	5,155	5,201,105
Security	Par (000)	Value
Electric (continued)
System Energy Resources Inc., 6.00%, 04/15/28(a)	$1,969	$2,044,165
Tampa Electric Co., 4.90%, 03/01/29(a)	3,160	3,237,829
Transelec SA, 3.88%, 01/12/29(b)	380	370,620
Tucson Electric Power Co., 1.50%, 08/01/30	2,945	2,614,947
Union Electric Co.
2.95%, 06/15/27	2,016	1,990,597
2.95%, 03/15/30(a)	3,975	3,797,641
3.50%, 03/15/29	3,125	3,078,587
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	3,164	3,040,396
Series A, 3.50%, 03/15/27	4,356	4,331,531
Series A, 3.80%, 04/01/28	3,899	3,884,455
Series B, 3.75%, 05/15/27	2,959	2,950,557
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	4,607	4,570,282
4.30%, 10/15/28(b)	690	688,230
4.30%, 07/15/29(b)	4,935	4,903,038
4.60%, 10/15/30(b)	3,760	3,751,994
5.05%, 12/30/26(b)	665	670,753
WEC Energy Group Inc.
1.38%, 10/15/27	2,768	2,637,673
1.80%, 10/15/30	1,960	1,746,153
2.20%, 12/15/28	3,047	2,884,666
4.75%, 01/15/28	2,910	2,953,210
5.15%, 10/01/27(a)	2,120	2,159,514
Wisconsin Electric Power Co.
1.70%, 06/15/28	929	881,100
4.15%, 10/15/30	2,435	2,435,835
5.00%, 05/15/29	2,395	2,467,222
Wisconsin Power and Light Co.
3.00%, 07/01/29	1,964	1,893,943
3.05%, 10/15/27	1,669	1,643,572
Wisconsin Public Service Corp., 4.55%, 12/01/29(a)	2,120	2,160,762
Xcel Energy Inc.
1.75%, 03/15/27	2,684	2,605,543
2.60%, 12/01/29	3,545	3,323,377
3.35%, 12/01/26	2,290	2,274,164
3.40%, 06/01/30	3,308	3,187,769
4.00%, 06/15/28	3,670	3,666,929
4.75%, 03/21/28	2,350	2,382,494
		1,331,558,735
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc., 3.80%, 04/03/28(a)	970	974,887
Emerson Electric Co.
1.80%, 10/15/27	2,629	2,535,948
1.95%, 10/15/30	3,685	3,354,204
2.00%, 12/21/28	6,330	5,995,186
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	2,885	2,917,895
		15,778,120
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	2,900	2,818,220
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	2,015	1,993,468
Amphenol Corp.
2.80%, 02/15/30	3,645	3,464,542
3.80%, 11/15/27	4,925	4,919,056
3.90%, 11/15/28	2,270	2,271,041
4.13%, 11/15/30	4,600	4,590,843

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.35%, 06/01/29(a)	$3,190	$3,226,518
4.38%, 06/12/28	2,620	2,647,879
5.05%, 04/05/27	2,395	2,429,656
5.05%, 04/05/29	2,814	2,900,470
Arrow Electronics Inc.
3.88%, 01/12/28	2,880	2,858,810
5.15%, 08/21/29(a)	3,340	3,422,537
Avnet Inc., 6.25%, 03/15/28	2,970	3,081,820
Flex Ltd.
4.88%, 06/15/29	3,789	3,841,408
4.88%, 05/12/30	3,750	3,810,089
6.00%, 01/15/28	2,230	2,303,590
Honeywell International Inc.
1.10%, 03/01/27(a)	5,380	5,199,124
1.95%, 06/01/30	5,330	4,869,850
2.70%, 08/15/29	4,540	4,340,556
4.25%, 01/15/29	4,140	4,177,008
4.65%, 07/30/27	6,490	6,570,334
4.70%, 02/01/30	6,405	6,559,423
4.88%, 09/01/29	3,369	3,473,920
4.95%, 02/15/28	3,291	3,367,748
Hubbell Inc.
3.15%, 08/15/27	1,500	1,478,022
3.50%, 02/15/28	2,745	2,720,532
Jabil Inc.
3.60%, 01/15/30(a)	3,330	3,213,616
3.95%, 01/12/28	2,980	2,972,172
4.25%, 05/15/27	2,728	2,730,218
5.45%, 02/01/29	2,005	2,061,225
Keysight Technologies Inc.
3.00%, 10/30/29	2,852	2,726,195
4.60%, 04/06/27	3,744	3,760,123
5.35%, 07/30/30	4,852	5,059,234
TD SYNNEX Corp.
2.38%, 08/09/28	3,235	3,079,626
4.30%, 01/17/29	3,005	3,003,858
Trimble Inc., 4.90%, 06/15/28	3,515	3,569,442
Tyco Electronics Group SA
3.13%, 08/15/27	2,009	1,987,127
4.63%, 02/01/30	2,535	2,588,545
Vontier Corp., 2.40%, 04/01/28	3,140	2,998,637
		133,086,482
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	185	186,717
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	3,457	3,647,925
MasTec Inc.
4.50%, 08/15/28(b)	2,780	2,774,374
5.90%, 06/15/29	3,070	3,210,215
Mexico City Airport Trust, 3.88%, 04/30/28(a)(b)	5,735	5,610,330
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	2,610	2,696,098
Ste Transcore Holdings Inc., 3.38%, 05/05/27(b)	6,625	6,580,070
Vinci SA, 3.75%, 04/10/29(a)(b)	6,188	6,101,829
		30,620,841
Entertainment — 0.0%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(a)(b)	2,285	2,356,735
Security	Par (000)	Value
Entertainment (continued)
WMG Acquisition Corp.
3.75%, 12/01/29(a)(b)	$3,280	$3,140,171
3.88%, 07/15/30(b)	2,635	2,511,624
		8,008,530
Environmental Control — 0.3%
GFL Environmental Inc., 3.50%, 09/01/28(b)	450	441,526
Republic Services Inc.
2.30%, 03/01/30	4,125	3,840,706
3.38%, 11/15/27	2,955	2,929,919
3.95%, 05/15/28	4,797	4,807,639
4.75%, 07/15/30	2,625	2,695,237
4.88%, 04/01/29	4,595	4,719,708
5.00%, 11/15/29(a)	2,785	2,894,771
Veralto Corp., 5.35%, 09/18/28	4,335	4,475,986
Waste Connections Inc.
2.60%, 02/01/30	3,790	3,579,535
3.50%, 05/01/29(a)	3,250	3,203,615
4.25%, 12/01/28(a)	3,190	3,215,699
Waste Management Inc.
1.15%, 03/15/28(a)	2,975	2,800,890
2.00%, 06/01/29	2,710	2,539,407
3.15%, 11/15/27	4,091	4,036,253
3.88%, 01/15/29(a)	2,885	2,880,808
4.50%, 03/15/28	5,455	5,530,734
4.63%, 02/15/30	4,546	4,641,139
4.65%, 03/15/30	4,290	4,391,177
4.88%, 02/15/29	4,725	4,857,462
4.95%, 07/03/27	4,076	4,142,446
7.00%, 07/15/28	1,850	1,988,523
		74,613,180
Food — 1.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,495	3,802,833
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(b)	2,460	2,576,690
Campbell's Company/The
2.38%, 04/24/30(a)	2,822	2,599,360
4.15%, 03/15/28	5,909	5,922,122
5.20%, 03/19/27	2,595	2,630,486
5.20%, 03/21/29(a)	4,150	4,271,580
Cencosud SA, 4.38%, 07/17/27(a)(b)	4,905	4,905,162
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	1,125	1,049,368
Conagra Brands Inc.
1.38%, 11/01/27	5,567	5,278,101
4.85%, 11/01/28	7,300	7,400,660
5.00%, 08/01/30(a)	2,960	3,002,635
7.00%, 10/01/28	2,420	2,583,305
8.25%, 09/15/30	1,835	2,114,487
General Mills Inc.
2.88%, 04/15/30	2,180	2,065,003
3.20%, 02/10/27	4,132	4,091,905
4.20%, 04/17/28(a)	8,296	8,321,344
4.70%, 01/30/27	2,771	2,791,413
4.88%, 01/30/30	6,280	6,441,541
5.50%, 10/17/28(a)	2,822	2,930,002
Hershey Co. (The)
1.70%, 06/01/30	1,805	1,627,394
2.45%, 11/15/29	2,345	2,217,251
4.25%, 05/04/28(a)	2,435	2,462,015
4.55%, 02/24/28	2,620	2,663,980
4.75%, 02/24/30	3,585	3,682,826

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$4,522	$4,285,108
1.80%, 06/11/30(a)	5,610	5,076,702
4.80%, 03/30/27	2,720	2,751,047
Ingredion Inc., 2.90%, 06/01/30(a)	3,860	3,630,796
J M Smucker Co. (The)
2.38%, 03/15/30	2,040	1,897,314
3.38%, 12/15/27	2,883	2,850,158
5.90%, 11/15/28(a)	4,422	4,638,170
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., 3.00%, 02/02/29	4,260	4,105,574
Kellanova
2.10%, 06/01/30	2,695	2,463,918
3.40%, 11/15/27	4,335	4,294,367
4.30%, 05/15/28(a)	4,565	4,595,900
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	4,620	4,523,502
3.88%, 05/15/27	7,507	7,478,951
4.63%, 01/30/29(a)	2,155	2,190,162
Kroger Co. (The)
2.20%, 05/01/30(a)	2,835	2,612,149
3.70%, 08/01/27	3,199	3,186,494
4.50%, 01/15/29	3,535	3,585,625
8.00%, 09/15/29	400	452,134
Series B, 7.70%, 06/01/29	1,965	2,184,043
Mars Inc.
3.20%, 04/01/30(b)	4,235	4,095,136
4.45%, 03/01/27(b)	11,110	11,185,298
4.55%, 04/20/28(b)	5,828	5,900,651
4.60%, 03/01/28(b)	18,720	18,961,430
4.80%, 03/01/30(a)(b)	26,110	26,746,594
McCormick & Co. Inc./MD
2.50%, 04/15/30	3,090	2,879,300
3.40%, 08/15/27	4,158	4,117,319
Mondelez International Inc.
2.63%, 03/17/27	3,635	3,570,238
2.75%, 04/13/30	4,065	3,836,186
4.13%, 05/07/28	3,438	3,447,122
4.25%, 05/06/28	2,830	2,845,611
4.50%, 05/06/30	3,500	3,538,143
4.75%, 02/20/29	3,625	3,706,503
Nestle Capital Corp., 4.65%, 03/12/29(a)(b)	4,270	4,379,978
Nestle Holdings Inc.
1.00%, 09/15/27(a)(b)	6,158	5,866,305
1.15%, 01/14/27(b)	2,938	2,855,055
1.25%, 09/15/30(a)(b)	4,695	4,145,978
1.50%, 09/14/28(a)(b)	5,520	5,196,878
3.63%, 09/24/28(a)(b)	7,445	7,420,592
4.13%, 10/01/27(b)	2,790	2,811,015
4.25%, 10/01/29(a)(b)	2,565	2,594,101
4.95%, 03/14/30(a)(b)	3,760	3,904,335
5.00%, 03/14/28(a)(b)	5,018	5,146,124
5.00%, 09/12/28(b)	2,777	2,862,740
5.00%, 09/12/30(b)	150	156,708
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)(b)	1,340	1,349,325
Smithfield Foods Inc.
3.00%, 10/15/30(b)	3,055	2,821,601
4.25%, 02/01/27(b)	2,900	2,887,828
5.20%, 04/01/29(b)	1,145	1,161,301
Security	Par (000)	Value
Food (continued)
Sysco Corp.
2.40%, 02/15/30	$4,230	$3,939,519
3.25%, 07/15/27	4,093	4,044,026
5.10%, 09/23/30	4,035	4,167,893
5.75%, 01/17/29	4,045	4,236,273
5.95%, 04/01/30	4,565	4,841,588
Tyson Foods Inc.
3.55%, 06/02/27(a)	7,532	7,467,340
4.35%, 03/01/29	6,300	6,317,521
5.40%, 03/15/29	3,840	3,972,929
		343,610,061
Food Service — 0.0%
Sodexo Inc., 5.15%, 08/15/30(b)	3,595	3,694,441
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,970	2,928,358
4.20%, 01/29/30(a)(b)	3,100	2,961,733
4.25%, 04/30/29(b)	2,127	2,071,418
Georgia-Pacific LLC
2.10%, 04/30/27(b)	3,505	3,416,648
2.30%, 04/30/30(a)(b)	5,315	4,926,354
4.40%, 06/30/28(b)	3,150	3,184,462
7.25%, 06/01/28	1,570	1,685,380
7.75%, 11/15/29(a)	3,645	4,131,865
Inversiones CMPC SA
3.85%, 01/13/30(b)	2,710	2,562,651
4.38%, 04/04/27(b)	2,663	2,663,234
Suzano Austria GmbH
2.50%, 09/15/28	2,510	2,371,932
5.00%, 01/15/30	6,110	6,122,911
6.00%, 01/15/29	9,536	9,833,927
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,115	1,181,875
		50,042,748
Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29	3,170	3,013,804
3.00%, 06/15/27	2,876	2,841,509
Boston Gas Co.
3.00%, 08/01/29(b)	3,135	3,001,404
3.15%, 08/01/27(b)	3,065	3,016,334
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	3,545	3,500,506
4.63%, 08/05/27(b)	2,135	2,147,385
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,115	2,778,429
4.00%, 04/01/28	1,810	1,807,698
5.25%, 03/01/28	5,255	5,389,019
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	2,895	2,626,517
ENN Energy Holdings Ltd.
2.63%, 09/17/30(b)	600	555,807
4.63%, 05/17/27(a)(b)	3,160	3,171,544
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(b)	2,200	2,173,622
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	1,995	1,923,040
National Fuel Gas Co.
3.95%, 09/15/27(a)	1,813	1,804,096
4.75%, 09/01/28	1,715	1,731,956
5.50%, 03/15/30	3,085	3,194,134
NiSource Inc.
2.95%, 09/01/29	4,449	4,266,980

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
3.49%, 05/15/27	$5,561	$5,519,788
3.60%, 05/01/30	6,170	6,001,040
5.20%, 07/01/29(a)	4,906	5,066,587
5.25%, 03/30/28(a)	6,390	6,555,698
6.95%, 11/30/54, (5-year CMT + 2.45%)(c)	2,030	2,114,921
ONE Gas Inc.
2.00%, 05/15/30	1,540	1,415,073
5.10%, 04/01/29	3,770	3,889,774
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	3,790	3,719,509
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	3,155	2,989,741
Snam SpA, 5.00%, 05/28/30(a)(b)	4,415	4,521,076
Southern California Gas Co.
2.95%, 04/15/27	3,760	3,707,135
Series XX, 2.55%, 02/01/30(a)	4,205	3,958,617
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/28	2,680	2,681,698
Southwest Gas Corp.
2.20%, 06/15/30	2,640	2,410,884
3.70%, 04/01/28	1,319	1,307,445
5.45%, 03/23/28	2,292	2,354,385
5.80%, 12/01/27(a)	1,600	1,647,487
		108,804,642
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	1,735	1,743,450
Snap-on Inc., 3.25%, 03/01/27	1,413	1,400,340
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	4,770	4,358,349
4.25%, 11/15/28	2,805	2,807,727
6.00%, 03/06/28	2,508	2,600,768
		12,910,634
Health Care - Products — 0.9%
180 Medical Inc., 3.88%, 10/15/29(b)	1,005	976,943
Abbott Laboratories
1.15%, 01/30/28(a)	3,985	3,775,811
1.40%, 06/30/30(a)	4,075	3,658,277
3.75%, 11/30/26	9,294	9,291,124
Agilent Technologies Inc.
2.10%, 06/04/30	3,145	2,874,601
2.75%, 09/15/29	3,440	3,273,371
4.20%, 09/09/27	3,145	3,153,744
Alcon Finance Corp.
2.60%, 05/27/30(b)	4,795	4,466,778
3.00%, 09/23/29(b)	6,495	6,220,222
Baxter International Inc.
1.92%, 02/01/27	8,012	7,806,023
2.27%, 12/01/28	7,230	6,809,314
3.95%, 04/01/30(a)	3,220	3,137,120
4.45%, 02/15/29	885	888,975
4.90%, 12/15/30	3,825	3,847,200
Boston Scientific Corp.
2.65%, 06/01/30	7,305	6,890,348
4.00%, 03/01/28	1,435	1,439,669
4.00%, 03/01/29	2,745	2,740,426
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	4,470	4,128,204
DH Europe Finance II SARL, 2.60%, 11/15/29	5,360	5,085,168
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,590	3,602,843
GE HealthCare Technologies Inc.
4.80%, 08/14/29	5,910	6,045,607
Security	Par (000)	Value
Health Care - Products (continued)
5.65%, 11/15/27	$9,735	$10,015,798
5.86%, 03/15/30	6,750	7,149,641
Medtronic Global Holdings SCA, 4.25%, 03/30/28	5,968	6,008,651
Olympus Corp., 2.14%, 12/08/26(b)	2,737	2,678,742
Revvity Inc.
1.90%, 09/15/28	2,635	2,478,536
3.30%, 09/15/29	5,375	5,187,577
Smith & Nephew PLC
2.03%, 10/14/30	5,175	4,652,196
5.15%, 03/20/27	1,585	1,602,714
Solventum Corp.
5.40%, 03/01/29	5,352	5,534,839
5.45%, 02/25/27	1,829	1,854,029
Stryker Corp.
1.95%, 06/15/30	5,970	5,432,182
3.65%, 03/07/28	3,588	3,573,166
4.25%, 09/11/29	5,410	5,454,801
4.55%, 02/10/27	2,717	2,736,729
4.70%, 02/10/28	4,025	4,088,928
4.85%, 12/08/28	3,495	3,583,275
4.85%, 02/10/30	4,795	4,935,222
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	4,225	3,982,826
2.60%, 10/01/29	5,515	5,244,527
4.80%, 11/21/27(a)	3,339	3,399,228
4.98%, 08/10/30	2,787	2,891,954
5.00%, 12/05/26	5,440	5,495,426
5.00%, 01/31/29(a)	6,320	6,518,882
Zimmer Biomet Holdings Inc.
3.55%, 03/20/30(a)	1,525	1,476,392
4.70%, 02/19/27	3,185	3,206,440
5.05%, 02/19/30	3,550	3,661,009
5.35%, 12/01/28(a)	3,015	3,120,211
		206,075,689
Health Care - Services — 2.2%
Adventist Health System/West
2.95%, 03/01/29	1,715	1,625,028
Series 2025, 4.74%, 12/01/30(a)	1,110	1,121,688
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	2,540	2,535,213
Ascension Health
Series 2025, 4.08%, 11/15/28	935	940,632
Series 2025, 4.29%, 11/15/30	3,010	3,031,579
Series B, 2.53%, 11/15/29	1,655	1,567,159
Banner Health, 2.34%, 01/01/30	210	196,514
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	695	623,637
Bon Secours Mercy Health Inc.
3.46%, 06/01/30(a)	225	219,755
Series 2018, 4.30%, 07/01/28(a)	430	431,525
Centene Corp.
2.45%, 07/15/28	12,672	11,813,485
3.00%, 10/15/30	12,000	10,706,460
3.38%, 02/15/30	11,440	10,505,145
4.25%, 12/15/27	13,383	13,218,599
4.63%, 12/15/29(a)	18,955	18,324,088
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	595	597,514
Cigna Group (The)
2.40%, 03/15/30	8,080	7,509,039

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.05%, 10/15/27	$3,216	$3,163,943
3.40%, 03/01/27	7,214	7,160,303
4.38%, 10/15/28	21,737	21,953,251
4.50%, 09/15/30	6,080	6,126,626
5.00%, 05/15/29(a)	6,221	6,393,585
CommonSpirit Health
3.35%, 10/01/29	50	48,447
4.35%, 09/01/30(a)	1,610	1,611,987
Elevance Health Inc.
2.25%, 05/15/30	5,495	5,054,741
2.88%, 09/15/29	5,199	4,964,154
3.65%, 12/01/27	8,775	8,714,317
4.00%, 09/15/28(a)	4,115	4,106,168
4.10%, 03/01/28	6,960	6,962,760
4.75%, 02/15/30(a)	5,445	5,561,078
5.15%, 06/15/29	3,775	3,894,333
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	4,750	4,638,885
3.75%, 06/15/29(a)(b)	2,641	2,581,766
HCA Inc.
3.13%, 03/15/27	5,464	5,392,252
3.38%, 03/15/29	3,278	3,197,245
3.50%, 09/01/30	15,460	14,881,255
4.13%, 06/15/29	11,799	11,772,815
4.30%, 11/15/30	3,075	3,066,328
4.50%, 02/15/27	6,990	7,004,795
5.00%, 03/01/28	4,135	4,214,445
5.20%, 06/01/28	5,782	5,929,136
5.25%, 03/01/30	4,605	4,768,392
5.63%, 09/01/28	8,622	8,904,084
5.88%, 02/01/29(a)	5,780	6,022,023
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	4,915	4,475,323
5.20%, 06/15/29(b)	5,150	5,302,853
Humana Inc.
1.35%, 02/03/27	2,790	2,700,732
3.13%, 08/15/29(a)	2,655	2,551,062
3.70%, 03/23/29	3,890	3,817,956
3.95%, 03/15/27	2,499	2,490,678
4.88%, 04/01/30	2,970	3,012,053
5.75%, 03/01/28	2,645	2,733,323
5.75%, 12/01/28	2,515	2,617,123
ICON Investments Six DAC
5.81%, 05/08/27	3,560	3,630,533
5.85%, 05/08/29	5,045	5,268,191
IQVIA Inc.
5.70%, 05/15/28	4,415	4,553,631
6.25%, 02/01/29(a)	7,390	7,790,449
Kaiser Foundation Hospitals, 3.15%, 05/01/27	2,920	2,893,188
Laboratory Corp. of America Holdings
2.95%, 12/01/29	3,970	3,780,108
3.60%, 09/01/27	3,156	3,136,899
4.35%, 04/01/30	3,955	3,965,376
PeaceHealth Obligated Group, 4.34%, 11/15/28	515	517,964
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	625	589,421
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	4,230	4,011,340
4.20%, 06/30/29	3,345	3,359,512
Security	Par (000)	Value
Health Care - Services (continued)
4.60%, 12/15/27	$2,263	$2,290,567
4.63%, 12/15/29	3,880	3,948,826
Roche Holdings Inc.
1.93%, 12/13/28(a)(b)	11,850	11,210,023
2.31%, 03/10/27(a)(b)	7,112	6,985,407
2.38%, 01/28/27(a)(b)	4,733	4,659,435
3.63%, 09/17/28(a)(b)	1,250	1,245,393
4.08%, 12/02/30(b)	2,200	2,201,303
4.20%, 09/09/29(b)	5,360	5,408,816
4.79%, 03/08/29(a)(b)	5,370	5,506,742
5.34%, 11/13/28(b)	8,635	8,992,799
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	960	953,452
SSM Health Care Corp.
4.89%, 06/01/28	265	269,519
Series A, 3.82%, 06/01/27	2,795	2,789,626
Stanford Health Care, Series 2020, 3.31%, 08/15/30	260	251,328
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	3,430	3,421,375
2.00%, 05/15/30(a)	6,870	6,285,556
2.88%, 08/15/29(a)	5,664	5,444,569
2.95%, 10/15/27	5,378	5,291,266
3.38%, 04/15/27	3,213	3,190,396
3.45%, 01/15/27(a)	4,317	4,294,384
3.85%, 06/15/28	6,646	6,637,528
3.88%, 12/15/28(a)	5,694	5,684,778
4.00%, 05/15/29(a)	5,178	5,179,818
4.25%, 01/15/29	7,097	7,150,230
4.40%, 06/15/28	1,550	1,568,635
4.60%, 04/15/27	2,785	2,807,456
4.70%, 04/15/29	2,246	2,298,791
4.80%, 01/15/30	7,557	7,762,291
5.25%, 02/15/28(a)	6,270	6,444,912
5.30%, 02/15/30(a)	7,575	7,917,962
Universal Health Services Inc.
2.65%, 10/15/30	4,620	4,213,864
4.63%, 10/15/29	3,205	3,225,791
		471,786,727
Holding Companies - Diversified — 1.5%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)(b)	3,000	2,977,377
Antares Holdings LP
2.75%, 01/15/27(a)(b)	2,775	2,702,887
3.75%, 07/15/27(a)(b)	3,500	3,415,513
6.35%, 10/23/29(b)	2,870	2,936,375
6.50%, 02/08/29(b)	2,850	2,915,204
7.95%, 08/11/28(b)	350	370,788
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)	2,925	2,965,317
6.90%, 04/13/29	5,850	6,137,448
Ares Capital Corp.
2.88%, 06/15/27(a)	2,676	2,612,617
2.88%, 06/15/28(a)	7,171	6,844,587
5.50%, 09/01/30	4,355	4,394,287
5.88%, 03/01/29(a)	5,830	5,990,272
5.95%, 07/15/29	4,915	5,054,489
7.00%, 01/15/27	4,845	4,971,142
Ares Strategic Income Fund
4.85%, 01/15/29(b)	2,125	2,097,914
5.45%, 09/09/28(b)	3,185	3,200,441

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.60%, 02/15/30	$4,427	$4,446,582
5.70%, 03/15/28	6,035	6,113,393
5.80%, 09/09/30(b)	3,290	3,325,219
6.35%, 08/15/29	4,675	4,822,339
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30(a)	2,005	2,003,772
Barings BDC Inc.
5.20%, 09/15/28	1,605	1,598,791
7.00%, 02/15/29(a)	1,925	1,990,450
Barings Private Credit Corp., 6.15%, 06/11/30(a)(b)	2,485	2,468,537
Blackstone Private Credit Fund
2.63%, 12/15/26(a)	6,672	6,537,276
3.25%, 03/15/27	5,330	5,234,219
4.00%, 01/15/29	3,605	3,504,034
4.95%, 09/26/27(a)	2,420	2,434,935
5.05%, 09/10/30	3,075	3,031,423
5.25%, 04/01/30	2,595	2,585,556
5.60%, 11/22/29	2,690	2,720,701
5.95%, 07/16/29	2,590	2,648,364
7.30%, 11/27/28	3,710	3,944,199
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,924	2,835,242
2.85%, 09/30/28	3,667	3,466,264
5.30%, 06/30/30	2,955	2,962,307
5.35%, 04/13/28	3,850	3,888,192
5.88%, 11/15/27(a)	3,750	3,826,764
Blue Owl Capital Corp.
2.63%, 01/15/27(a)	2,374	2,313,117
2.88%, 06/11/28	4,980	4,694,186
5.95%, 03/15/29(a)	5,730	5,802,050
6.20%, 07/15/30	2,835	2,892,443
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,584	1,544,919
Blue Owl Credit Income Corp.
4.70%, 02/08/27	2,375	2,362,644
5.80%, 03/15/30	6,260	6,247,863
5.90%, 05/23/28(b)	5	5,073
6.60%, 09/15/29	5,335	5,485,122
7.75%, 09/16/27	3,460	3,587,167
7.75%, 01/15/29	3,315	3,506,285
7.95%, 06/13/28(a)	4,245	4,494,723
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	1,135	1,099,778
6.10%, 03/15/28(b)	3,645	3,653,597
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	4,200	4,276,085
Capital Southwest Corp., 5.95%, 09/18/30	2,015	2,025,778
Carlyle Secured Lending Inc., 6.75%, 02/18/30(a)	1,900	1,950,881
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	2,785	2,757,540
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	3,484	3,458,612
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	1,230	1,170,978
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	4,328	4,261,709
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(b)	2,785	2,669,402
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Franklin BSP Capital Corp.
6.00%, 10/02/30(a)(b)	$1,730	$1,709,823
7.20%, 06/15/29(a)	2,295	2,370,614
FS KKR Capital Corp.
2.63%, 01/15/27	2,386	2,314,607
3.13%, 10/12/28(a)	4,320	3,997,848
3.25%, 07/15/27(a)	2,882	2,775,679
6.13%, 01/15/30(a)	4,050	4,024,599
6.88%, 08/15/29(a)	3,410	3,465,417
7.88%, 01/15/29(a)	2,220	2,311,944
Goldman Sachs BDC Inc.
5.65%, 09/09/30	2,520	2,542,386
6.38%, 03/11/27	1,745	1,783,488
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(a)(b)	2,350	2,351,576
5.88%, 05/06/28(a)(b)	2,105	2,139,667
5.88%, 01/31/31(b)	875	877,224
6.25%, 05/06/30(a)(b)	3,940	4,017,926
Golub Capital BDC Inc.
2.05%, 02/15/27	1,886	1,823,335
6.00%, 07/15/29(a)	4,455	4,542,402
7.05%, 12/05/28	3,695	3,890,200
Golub Capital Private Credit Fund
5.45%, 08/15/28(a)	2,880	2,897,919
5.80%, 09/12/29	3,025	3,059,541
5.88%, 05/01/30	2,870	2,909,444
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)(b)	1,650	1,523,177
8.00%, 06/15/27(b)	5,440	5,643,411
Main Street Capital Corp.
5.40%, 08/15/28(a)	2,005	2,009,980
6.50%, 06/04/27	1,780	1,817,238
6.95%, 03/01/29(a)	2,235	2,322,940
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	1,654	1,650,229
6.00%, 05/19/30(a)	2,450	2,506,669
6.15%, 05/17/29(a)	2,215	2,283,942
MSD Investment Corp., 6.25%, 05/31/30(b)	2,830	2,838,959
New Mountain Finance Corp.
6.20%, 10/15/27(a)	1,605	1,631,912
6.88%, 02/01/29(a)	1,935	1,973,966
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)(b)	1,675	1,669,342
5.75%, 02/01/30	2,210	2,213,165
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	1,950	2,008,840
Oaktree Specialty Lending Corp.
2.70%, 01/15/27(a)	1,561	1,519,371
6.34%, 02/27/30(a)	1,800	1,804,084
7.10%, 02/15/29	1,870	1,920,420
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)(b)	2,230	2,249,544
6.50%, 07/23/29(a)	2,135	2,196,408
8.40%, 11/14/28	1,970	2,122,603
Sixth Street Lending Partners
5.75%, 01/15/30(a)	3,695	3,742,349
6.13%, 07/15/30(a)(b)	4,430	4,551,088
6.50%, 03/11/29	4,415	4,589,671
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30(a)	1,790	1,811,843
6.13%, 03/01/29(a)	2,180	2,236,836

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.95%, 08/14/28(a)	$1,668	$1,752,634
		324,631,429
Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27	1,850	1,767,724
4.85%, 10/15/30(a)	2,200	2,254,643
Lennar Corp.
4.75%, 11/29/27(a)	3,258	3,283,818
5.00%, 06/15/27	1,366	1,376,885
5.20%, 07/30/30	4,270	4,409,155
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	2,295	2,248,484
5.13%, 06/06/27	930	935,679
NVR Inc., 3.00%, 05/15/30	5,705	5,426,318
PulteGroup Inc., 5.00%, 01/15/27(a)	1,058	1,066,222
Sekisui House U.S., Inc., 3.85%, 01/15/30	1,700	1,642,184
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,890	2,835,550
4.35%, 02/15/28(a)	1,898	1,905,189
4.88%, 03/15/27	940	946,079
		30,097,930
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	2,600	2,547,262
4.40%, 03/15/29(a)	3,160	3,106,352
LG Electronics Inc.
5.63%, 04/24/27(a)(b)	945	963,128
5.63%, 04/24/29(b)	500	522,299
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	10	9,664
		7,148,705
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	2,235	2,091,637
4.88%, 12/06/28	3,137	3,202,266
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,330	2,302,327
Clorox Co. (The)
1.80%, 05/15/30(a)	2,795	2,522,533
3.10%, 10/01/27	1,940	1,912,451
3.90%, 05/15/28	3,024	3,023,202
4.40%, 05/01/29(a)	3,450	3,487,499
Kimberly-Clark Corp.
1.05%, 09/15/27	3,332	3,178,221
3.10%, 03/26/30(a)	4,760	4,584,421
3.20%, 04/25/29	5,115	4,995,665
3.95%, 11/01/28	3,024	3,037,755
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	14,136	13,926,213
		48,264,190
Insurance — 4.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	620	746,709
Aegon Funding Co. LLC, 5.50%, 04/16/27(b)	4,035	4,099,795
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(c)	4,050	4,088,981
Aflac Inc., 3.60%, 04/01/30(a)	5,940	5,842,884
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	5,735	5,601,460
3.60%, 04/09/29(a)(b)	6,189	6,120,531
3.90%, 04/06/28(b)	2,225	2,223,699
5.63%, 10/25/27(b)	4,510	4,648,010
Alleghany Corp., 3.63%, 05/15/30(a)	4,265	4,176,832
Security	Par (000)	Value
Insurance (continued)
Allstate Corp. (The)
3.28%, 12/15/26	$2,407	$2,390,125
5.05%, 06/24/29(a)	3,400	3,514,487
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,820	1,909,214
American International Group Inc.
3.40%, 06/30/30	2,315	2,228,889
4.85%, 05/07/30(a)	4,015	4,111,501
Series A-9, 5.75%, 04/01/48(a)(c)	1,210	1,230,313
American National Global Funding
5.25%, 06/03/30(b)	2,610	2,659,998
5.55%, 01/28/30(b)	2,970	3,065,511
American National Group Inc.
5.00%, 06/15/27	2,689	2,706,773
5.75%, 10/01/29(a)	3,515	3,637,551
Aon Corp.
2.80%, 05/15/30	6,360	5,990,858
3.75%, 05/02/29	4,624	4,567,009
4.50%, 12/15/28(a)	1,460	1,479,561
8.21%, 01/01/27	2,236	2,326,668
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	3,120	3,065,288
Aon North America Inc.
5.13%, 03/01/27	3,665	3,708,503
5.15%, 03/01/29	5,990	6,167,151
Arch Capital Finance LLC, 4.01%, 12/15/26	2,311	2,310,221
Arthur J Gallagher & Co.
4.60%, 12/15/27	2,900	2,928,058
4.85%, 12/15/29(a)	5,022	5,132,054
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30(a)	2,125	2,224,885
Assurant Inc.
3.70%, 02/22/30(a)	2,525	2,459,927
4.90%, 03/27/28	1,025	1,038,088
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	1,725	1,813,804
Athene Global Funding
1.99%, 08/19/28(b)	3,530	3,306,575
2.45%, 08/20/27(a)(b)	2,209	2,141,786
2.50%, 03/24/28(b)	2,850	2,722,940
2.55%, 11/19/30(b)	3,700	3,338,100
2.72%, 01/07/29(b)	2,905	2,750,514
4.72%, 10/08/29(b)	3,450	3,450,954
4.83%, 05/09/28(b)	4,530	4,571,033
4.95%, 01/07/27(b)	6,335	6,385,162
5.03%, 07/17/30(b)	5,065	5,125,514
5.34%, 01/15/27(a)(b)	2,460	2,491,833
5.35%, 07/09/27(b)	2,970	3,014,107
5.38%, 01/07/30(b)	4,335	4,429,909
5.52%, 03/25/27(b)	5,855	5,939,549
5.58%, 01/09/29(b)	6,690	6,879,586
Athene Holding Ltd.
4.13%, 01/12/28	5,510	5,494,297
6.15%, 04/03/30(a)	2,990	3,166,674
Axis Specialty Finance LLC
3.90%, 07/15/29(a)	1,945	1,922,340
4.90%, 01/15/40, (5-year CMT + 3.19%)(c)	3,050	2,938,465
Axis Specialty Finance PLC, 4.00%, 12/06/27	1,112	1,107,135
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	2,830	2,521,172
1.85%, 03/12/30	4,040	3,717,135

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.30%, 03/15/27	$2,389	$2,348,282
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	1,645	1,540,106
5.55%, 04/09/27(b)	4,625	4,691,303
5.65%, 06/10/29(a)(b)	2,550	2,609,702
Brighthouse Financial Inc.
3.70%, 06/22/27	3,886	3,799,517
5.63%, 05/15/30(a)	3,600	3,634,690
Brown & Brown Inc.
4.50%, 03/15/29	2,090	2,097,146
4.60%, 12/23/26	1,860	1,868,581
4.70%, 06/23/28	2,400	2,423,227
4.90%, 06/23/30	5,150	5,217,310
Chubb INA Holdings LLC
1.38%, 09/15/30	7,495	6,605,209
4.65%, 08/15/29	4,745	4,852,529
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,350	1,441,179
CNA Financial Corp.
2.05%, 08/15/30(a)	3,445	3,102,225
3.45%, 08/15/27	2,456	2,428,926
3.90%, 05/01/29	3,660	3,624,895
CNO Financial Group Inc., 5.25%, 05/30/29	2,360	2,402,325
CNO Global Funding
2.65%, 01/06/29(a)(b)	3,350	3,188,005
4.38%, 09/08/28(b)	1,490	1,494,030
4.88%, 12/10/27(b)	2,090	2,114,791
4.95%, 09/09/29(b)	3,150	3,211,097
5.88%, 06/04/27(b)	3,055	3,128,903
Constellation Global Funding, 4.85%, 10/22/30(b)	1,210	1,202,850
Constellation Insurance Inc., 6.80%, 01/24/30(b)	2,080	2,109,492
Corebridge Financial Inc.
3.65%, 04/05/27	7,024	6,969,794
3.85%, 04/05/29	5,870	5,780,801
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)(c)	5,649	5,770,974
Corebridge Global Funding
4.25%, 08/21/28(b)	2,280	2,285,596
4.45%, 10/02/30(b)	2,200	2,194,650
4.65%, 08/20/27(b)	5,435	5,488,071
4.85%, 06/06/30(a)(b)	5,000	5,082,355
4.90%, 01/07/28(a)(b)	2,365	2,402,169
4.90%, 12/03/29(b)	3,877	3,962,478
5.20%, 01/12/29(b)	3,350	3,437,590
5.20%, 06/24/29(b)	3,370	3,467,769
5.90%, 09/19/28(b)	3,140	3,283,241
Empower Finance 2020 LP, 1.36%, 09/17/27(b)	1,515	1,446,428
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(c)	1,435	1,417,209
Enstar Group Ltd., 4.95%, 06/01/29(a)	3,595	3,638,451
Equitable Financial Life Global Funding
1.40%, 08/27/27(a)(b)	3,031	2,898,374
1.75%, 11/15/30(b)	1,620	1,427,711
1.80%, 03/08/28(b)	4,360	4,141,830
4.60%, 04/01/27(a)(b)	160	160,935
4.88%, 11/19/27(b)	4,220	4,288,521
5.00%, 03/27/30(b)	5,115	5,243,229
5.45%, 03/03/28(b)	1,817	1,865,161
Equitable Holdings Inc.
4.35%, 04/20/28	5,593	5,613,910
4.57%, 02/15/29(b)	1,930	1,941,091
Security	Par (000)	Value
Insurance (continued)
7.00%, 04/01/28(a)	$730	$775,732
Essent Group Ltd., 6.25%, 07/01/29	3,110	3,250,752
F&G Annuities & Life Inc.
6.50%, 06/04/29	3,375	3,517,444
7.40%, 01/13/28(a)	2,245	2,354,386
F&G Global Funding
2.00%, 09/20/28(b)	1,745	1,630,221
2.30%, 04/11/27(a)(b)	1,970	1,919,533
4.65%, 09/08/28(a)(b)	2,380	2,387,506
5.88%, 06/10/27(b)	3,270	3,339,135
5.88%, 01/16/30(a)(b)	2,292	2,376,423
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30(a)	3,600	3,617,402
4.85%, 04/17/28	3,085	3,120,707
Farmers Exchange Capital, 7.05%, 07/15/28(b)	930	977,393
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	1,700	1,708,152
Fidelity National Financial Inc.
3.40%, 06/15/30	3,510	3,345,386
4.50%, 08/15/28	2,050	2,060,172
First American Financial Corp., 4.00%, 05/15/30	2,495	2,415,556
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	8,795	8,291,029
Fortitude Global Funding, 4.63%, 10/06/28(b)	2,200	2,201,618
Fortitude Group Holdings LLC, 6.25%, 04/01/30(a)(b)	4,550	4,734,779
FWD Group Holdings Ltd., 5.25%, 09/22/30(b)	3,000	3,017,890
GA Global Funding Trust
1.95%, 09/15/28(b)	1,255	1,179,420
2.25%, 01/06/27(b)	2,930	2,868,401
4.40%, 09/23/27(b)	4,225	4,235,582
4.50%, 09/18/30(b)	3,025	2,986,534
5.40%, 01/13/30(b)	3,155	3,244,070
5.50%, 01/08/29(b)	4,615	4,757,569
Global Atlantic Fin Co., 4.40%, 10/15/29(b)	3,000	2,948,679
Globe Life Inc.
2.15%, 08/15/30	2,790	2,528,719
4.55%, 09/15/28(a)	2,675	2,702,954
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(a)(b)	1,195	1,193,514
Guardian Life Global Funding
1.25%, 11/19/27(b)	2,818	2,675,121
1.40%, 07/06/27(b)	1,950	1,874,722
1.63%, 09/16/28(a)(b)	1,075	1,006,899
3.25%, 03/29/27(b)	1,850	1,832,475
4.07%, 09/05/28(b)	910	911,344
4.18%, 09/26/29(b)	3,705	3,708,057
4.33%, 10/06/30(b)	3,460	3,481,943
4.80%, 04/28/30(b)	4,405	4,514,481
5.55%, 10/28/27(a)(b)	2,707	2,786,096
5.74%, 10/02/28(b)	2,700	2,823,468
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	1,650	1,502,483
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	3,155	3,010,983
Horace Mann Educators Corp.
4.70%, 10/01/30	2,170	2,162,148
7.25%, 09/15/28	1,250	1,341,823
Jackson Financial Inc., 5.17%, 06/08/27(a)	631	638,066

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	$325	$309,779
4.55%, 09/09/30(b)	2,205	2,207,278
4.60%, 10/01/29(b)	3,455	3,477,328
4.70%, 06/05/28(b)	1,585	1,600,520
4.90%, 01/13/27(b)	980	987,613
5.25%, 04/12/28(b)	2,242	2,293,143
5.35%, 01/13/30(b)	4,800	4,978,016
5.55%, 07/02/27(b)	320	326,678
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,600	5,797,930
Kemper Corp., 2.40%, 09/30/30	2,175	1,937,373
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.88%)(a)(b)(c)	2,020	2,042,725
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	4,705	4,738,385
Lincoln Financial Global Funding
4.63%, 05/28/28(b)	2,990	3,019,268
4.63%, 08/18/30(b)	2,125	2,137,730
5.30%, 01/13/30(b)	3,365	3,480,255
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	3,340	3,041,563
3.05%, 01/15/30(a)	3,135	2,990,653
3.63%, 12/12/26(a)	1,510	1,502,966
3.80%, 03/01/28	1,955	1,941,839
Loews Corp., 3.20%, 05/15/30(a)	3,030	2,903,503
Manulife Financial Corp.
2.48%, 05/19/27	2,636	2,580,345
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)(c)	4,090	4,071,982
Markel Group Inc.
3.35%, 09/17/29	2,050	1,979,601
3.50%, 11/01/27(a)	1,195	1,180,655
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	3,052	2,785,750
4.38%, 03/15/29	9,527	9,633,303
4.55%, 11/08/27(a)	5,085	5,142,132
4.65%, 03/15/30	6,330	6,454,842
MassMutual Global Funding II
1.55%, 10/09/30(b)	4,230	3,735,426
2.35%, 01/14/27(a)(b)	3,106	3,050,784
4.30%, 10/22/27(a)(b)	440	442,831
4.45%, 03/27/28(b)	2,063	2,087,561
4.55%, 05/07/30(b)	4,615	4,665,535
4.85%, 01/17/29(a)(b)	4,215	4,306,119
4.95%, 01/10/30(b)	3,585	3,681,015
5.05%, 12/07/27(a)(b)	4,500	4,591,096
5.05%, 06/14/28(b)	3,875	3,974,701
5.10%, 04/09/27(a)(b)	4,850	4,921,054
5.15%, 05/30/29(a)(b)	3,245	3,346,436
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(b)(c)	4,875	4,934,129
Mercury General Corp., 4.40%, 03/15/27	1,699	1,696,905
Met Tower Global Funding
4.00%, 10/01/27(a)(b)	2,643	2,645,815
4.20%, 09/16/30(b)	2,995	2,987,580
4.80%, 01/14/28(b)	3,080	3,131,308
4.85%, 01/16/27(a)(b)	2,615	2,638,394
5.25%, 04/12/29(a)(b)	3,025	3,135,097
MetLife Inc., 4.55%, 03/23/30(a)	5,790	5,914,647
Security	Par (000)	Value
Insurance (continued)
Metropolitan Life Global Funding I
1.88%, 01/11/27(a)(b)	$5,080	$4,965,600
2.95%, 04/09/30(b)	5,755	5,478,285
3.00%, 09/19/27(b)	4,310	4,237,880
3.05%, 06/17/29(b)	2,825	2,724,137
3.30%, 03/21/29(a)(b)	3,205	3,129,107
3.45%, 12/18/26(b)	5,560	5,533,832
3.85%, 04/06/28(b)	1,230	1,222,072
4.15%, 08/25/28(b)	2,150	2,157,644
4.30%, 08/25/29(b)	3,105	3,125,491
4.40%, 06/30/27(a)(b)	2,815	2,832,705
4.85%, 01/08/29(a)(b)	4,665	4,764,082
4.90%, 01/09/30(a)(b)	3,215	3,298,720
5.05%, 06/11/27(a)(b)	3,660	3,716,819
5.05%, 01/06/28(a)(b)	3,580	3,655,551
5.40%, 09/12/28(b)	3,650	3,789,448
MGIC Investment Corp., 5.25%, 08/15/28(a)	2,370	2,370,041
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(c)(d)	3,190	3,244,153
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(a)(b)	1,820	1,841,802
4.75%, 10/15/29(b)	2,630	2,675,612
5.35%, 04/09/27(b)	2,220	2,254,313
5.45%, 12/12/28(b)	2,710	2,806,606
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	2,800	2,866,806
New York Life Global Funding
1.20%, 08/07/30(b)	3,665	3,207,400
3.00%, 01/10/28(b)	3,800	3,728,959
3.25%, 04/07/27(b)	2,592	2,572,728
3.90%, 10/01/27(a)(b)	3,319	3,320,786
4.15%, 07/25/28(b)	4,335	4,352,118
4.40%, 12/13/27(a)(b)	705	711,926
4.40%, 04/25/28(a)(b)	4,065	4,112,300
4.60%, 12/05/29(b)	3,705	3,772,722
4.60%, 06/03/30(a)(b)	3,660	3,731,558
4.70%, 01/29/29(b)	3,947	4,023,821
4.85%, 01/09/28(b)	7,030	7,162,229
4.90%, 04/02/27(b)	3,378	3,426,496
4.90%, 06/13/28(b)	4,763	4,872,516
5.00%, 06/06/29(a)(b)	3,520	3,624,514
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.61%)(a)(b)(c)	6,535	6,190,149
4.00%, 09/19/47, (5-year USD ICE Swap +2.88%)(a)(b)(c)	3,975	3,931,930
NLG Global Funding
4.35%, 09/15/30(b)	2,505	2,483,136
5.40%, 01/23/30(b)	4,180	4,325,353
NMI Holdings Inc., 6.00%, 08/15/29(a)	2,675	2,768,170
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	2,875	2,722,584
1.75%, 01/11/27(b)	3,098	3,026,767
3.30%, 04/04/29(a)(b)	1,290	1,254,606
4.11%, 09/12/27(b)	3,423	3,434,204
4.13%, 08/25/28(b)	1,435	1,441,319
4.35%, 09/15/27(b)	4,010	4,041,873
4.49%, 03/21/28(b)	1,755	1,777,798
4.60%, 06/03/30(b)	2,900	2,953,023
4.71%, 01/10/29(a)(b)	3,650	3,719,404
4.90%, 06/12/28(b)	4,680	4,790,687

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.96%, 01/13/30(a)(b)	$3,135	$3,220,933
5.07%, 03/25/27(b)	3,325	3,374,923
Pacific Life Global Funding II
1.45%, 01/20/28(b)	3,170	3,007,061
1.60%, 09/21/28(a)(b)	1,025	958,049
4.45%, 05/01/28(a)(b)	3,235	3,273,353
4.50%, 08/28/29(b)	3,459	3,503,566
4.85%, 02/10/30(a)(b)	2,945	3,020,045
4.90%, 04/04/28(b)	2,408	2,459,091
4.90%, 01/11/29(a)(b)	2,460	2,518,480
5.50%, 07/18/28(b)	2,527	2,615,130
PartnerRe Finance B LLC
3.70%, 07/02/29	3,465	3,398,943
4.50%, 10/01/50, (5-year CMT + 3.82%)(c)	2,080	1,960,963
Pricoa Global Funding I
4.35%, 11/25/30(b)	2,325	2,332,473
4.40%, 08/27/27(b)	3,145	3,169,669
4.70%, 05/28/30(b)	3,880	3,952,956
5.10%, 05/30/28(a)(b)	2,355	2,415,362
Principal Financial Group Inc.
2.13%, 06/15/30	3,830	3,484,058
3.70%, 05/15/29	3,355	3,300,056
4.11%, 02/15/28(b)	2,510	2,503,245
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,000	1,759,887
1.63%, 11/19/30(b)	2,000	1,752,425
2.50%, 09/16/29(a)(b)	2,005	1,886,138
4.25%, 08/18/28(b)	1,050	1,055,268
4.60%, 08/19/27(b)	4,254	4,288,677
4.80%, 01/09/28(a)(b)	2,675	2,711,046
4.95%, 11/27/29(a)(b)	3,390	3,473,290
5.00%, 01/16/27(a)(b)	2,755	2,784,454
5.10%, 01/25/29(b)	4,165	4,273,940
5.50%, 06/28/28(b)	2,330	2,406,358
Progressive Corp. (The)
2.45%, 01/15/27	2,487	2,448,684
2.50%, 03/15/27	2,024	1,989,670
3.20%, 03/26/30	2,875	2,776,946
4.00%, 03/01/29	2,580	2,587,797
6.63%, 03/01/29(a)	3,095	3,346,424
Protective Life Corp.
3.40%, 01/15/30(a)(b)	2,695	2,601,947
4.30%, 09/30/28(a)(b)	1,940	1,945,083
4.70%, 01/15/31(b)	2,900	2,911,922
Protective Life Global Funding
1.74%, 09/21/30(b)	3,810	3,381,477
1.90%, 07/06/28(b)	1,750	1,656,603
4.34%, 09/13/27(a)(b)	1,710	1,721,397
4.71%, 07/06/27(b)	1,345	1,358,559
4.77%, 12/09/29(b)	3,490	3,565,010
4.80%, 06/05/30(a)(b)	4,150	4,232,203
4.99%, 01/12/27(a)(b)	2,320	2,342,324
5.22%, 06/12/29(a)(b)	2,865	2,963,900
5.47%, 12/08/28(a)(b)	3,330	3,453,891
5.76%, 07/05/30(a)(b)	360	381,085
Prudential Financial Inc.
2.10%, 03/10/30(a)	3,075	2,855,500
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	4,065	3,793,962
3.88%, 03/27/28	2,823	2,820,850
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(c)	4,190	4,138,676
Security	Par (000)	Value
Insurance (continued)
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(c)	$5,415	$5,482,817
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	6,379	6,124,462
Reinsurance Group of America Inc.
3.15%, 06/15/30	3,685	3,492,665
3.90%, 05/15/29	3,890	3,848,631
Reliance Standard Life Global Funding II
2.75%, 01/21/27(a)(b)	2,085	2,043,955
4.93%, 09/01/27(b)	335	336,383
5.28%, 11/07/29(b)	1,020	1,046,833
RenaissanceRe Finance Inc., 3.45%, 07/01/27	1,350	1,331,819
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	3,120	3,058,325
RGA Global Funding
2.00%, 11/30/26(a)(b)	2,065	2,022,881
2.70%, 01/18/29(a)(b)	2,470	2,356,024
4.35%, 08/25/28(b)	2,290	2,298,780
4.60%, 11/25/30(b)	2,325	2,329,932
5.25%, 01/09/30(a)(b)	3,800	3,930,150
5.45%, 05/24/29(a)(b)	4,035	4,184,124
6.00%, 11/21/28(b)	2,350	2,467,376
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)(b)	2,335	2,320,441
Sammons Financial Group Global Funding
4.95%, 06/12/30(b)	3,235	3,286,090
5.05%, 01/10/28(b)	2,220	2,255,039
5.10%, 12/10/29(a)(b)	2,375	2,446,178
Sammons Financial Group Inc., 4.45%, 05/12/27(a)(b)	2,205	2,201,164
SBL Holdings Inc., 5.90%, 09/26/28(b)	7,160	7,094,101
SiriusPoint Ltd., 7.00%, 04/05/29	2,670	2,807,248
Sumitomo Life Insurance Co., 4.00%, 09/14/77(b)(c)	7,395	7,326,974
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)(c)	3,305	3,332,258
Unum Group, 4.00%, 06/15/29	2,910	2,879,304
Western-Southern Global Funding
4.50%, 07/16/28(b)	1,895	1,910,453
4.90%, 05/01/30(b)	2,790	2,870,321
Willis North America Inc.
2.95%, 09/15/29	4,890	4,656,230
4.50%, 09/15/28	2,860	2,882,260
4.65%, 06/15/27	3,825	3,851,761
		1,027,141,641
Internet — 1.9%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	14,080	13,944,090
4.88%, 05/26/30(a)	2,605	2,696,341
Alphabet Inc.
0.80%, 08/15/27(a)	5,465	5,216,572
1.10%, 08/15/30	11,015	9,731,007
3.88%, 11/15/28(a)	5,145	5,175,739
4.00%, 05/15/30	6,880	6,920,201
4.10%, 11/15/30(a)	14,150	14,272,051
Amazon.com Inc.
1.20%, 06/03/27	6,788	6,543,431
1.50%, 06/03/30	11,110	10,025,683
1.65%, 05/12/28	12,665	12,057,224
3.15%, 08/22/27	19,916	19,740,652
3.30%, 04/13/27	11,020	10,957,311
3.45%, 04/13/29	8,758	8,657,901

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.90%, 11/20/28	$13,835	$13,888,493
4.10%, 11/20/30	14,175	14,243,153
4.55%, 12/01/27	13,566	13,774,843
4.65%, 12/01/29	8,975	9,222,867
AppLovin Corp., 5.13%, 12/01/29	5,970	6,106,790
Baidu Inc.
1.63%, 02/23/27(a)	1,715	1,667,953
3.63%, 07/06/27(a)	3,340	3,324,454
4.38%, 03/29/28	3,005	3,031,589
4.88%, 11/14/28	200	204,584
Booking Holdings Inc., 3.55%, 03/15/28	2,390	2,371,446
eBay Inc.
2.70%, 03/11/30(a)	5,973	5,615,644
3.60%, 06/05/27	4,242	4,214,141
4.25%, 03/06/29	2,750	2,761,834
5.95%, 11/22/27	1,393	1,443,355
Expedia Group Inc.
3.25%, 02/15/30	7,590	7,293,884
3.80%, 02/15/28(a)	5,122	5,087,855
4.63%, 08/01/27	3,176	3,196,483
JD.com Inc., 3.38%, 01/14/30(a)	4,200	4,101,901
Meituan
3.05%, 10/28/30(a)(b)	7,375	6,898,324
4.50%, 04/02/28(a)(b)	6,344	6,367,301
4.63%, 10/02/29(b)	7,650	7,697,468
Meta Platforms Inc.
3.50%, 08/15/27	15,049	15,000,062
4.20%, 11/15/30	20,405	20,546,844
4.30%, 08/15/29	5,988	6,077,836
4.60%, 05/15/28	9,835	10,026,999
4.80%, 05/15/30	7,180	7,415,192
Netflix Inc.
4.88%, 04/15/28	9,932	10,152,342
4.88%, 06/15/30(a)(b)	4,285	4,413,697
5.38%, 11/15/29(a)(b)	5,930	6,214,995
5.88%, 11/15/28(a)	11,472	12,100,247
6.38%, 05/15/29	4,624	4,973,715
Prosus NV
3.26%, 01/19/27(b)	5,460	5,372,149
3.68%, 01/21/30(b)	6,880	6,594,048
4.85%, 07/06/27(b)	1,371	1,381,280
Tencent Holdings Ltd.
2.39%, 06/03/30(b)	9,855	9,258,301
3.60%, 01/19/28(b)	14,420	14,335,197
3.98%, 04/11/29(a)(b)	15,833	15,882,704
Tencent Music Entertainment Group, 2.00%, 09/03/30	890	808,359
Uber Technologies Inc.
4.30%, 01/15/30	7,972	8,012,681
4.50%, 08/15/29(a)(b)	10,303	10,294,701
VeriSign Inc., 4.75%, 07/15/27	3,607	3,606,937
Weibo Corp., 3.38%, 07/08/30	3,550	3,378,296
		424,299,147
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,340	3,350,364
6.55%, 11/29/27	6,790	7,067,634
GUSAP III LP, 4.25%, 01/21/30(b)	2,205	2,203,675
Nucor Corp.
2.70%, 06/01/30(a)	3,275	3,080,378
3.95%, 05/01/28	2,970	2,971,006
Security	Par (000)	Value
Iron & Steel (continued)
4.30%, 05/23/27(a)	$2,990	$3,004,322
4.65%, 06/01/30	2,870	2,927,196
POSCO
4.50%, 08/04/27(a)(b)	832	835,951
4.88%, 01/23/27(a)(b)	1,430	1,440,026
5.75%, 01/17/28(a)(b)	5,917	6,098,583
POSCO Holdings Inc., 5.13%, 05/07/30(b)	2,295	2,354,546
Reliance Inc., 2.15%, 08/15/30(a)	2,975	2,696,041
Steel Dynamics Inc.
1.65%, 10/15/27(a)	1,962	1,876,255
3.45%, 04/15/30	3,540	3,424,799
4.00%, 12/15/28	2,975	2,966,943
5.00%, 12/15/26(a)	2,095	2,094,710
Vale Overseas Ltd., 3.75%, 07/08/30	8,750	8,450,465
		56,842,894
Leisure Time — 0.2%
Brunswick Corp/DE, 5.85%, 03/18/29(a)	2,725	2,812,456
Carnival Corp.
4.00%, 08/01/28(b)	13,220	12,992,230
7.00%, 08/15/29(a)(b)	2,370	2,488,104
Harley-Davidson Financial Services Inc., 3.05%, 02/14/27(a)(b)	1,573	1,552,394
Polaris Inc., 6.95%, 03/15/29(a)	3,150	3,349,035
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,335	2,303,965
5.38%, 07/15/27(b)	4,840	4,877,353
5.50%, 04/01/28(b)	7,765	7,902,583
7.50%, 10/15/27(a)	1,715	1,811,431
		40,089,551
Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29	2,600	2,511,282
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	1,815	1,820,768
5.05%, 03/30/28(a)	2,715	2,762,312
5.25%, 06/30/29(a)	3,965	4,080,455
5.75%, 01/30/27	1,930	1,959,717
5.75%, 04/23/30(a)	2,815	2,944,310
Las Vegas Sands Corp.
3.90%, 08/08/29	4,595	4,475,640
5.63%, 06/15/28	4,700	4,807,392
5.90%, 06/01/27(a)	3,145	3,202,925
6.00%, 08/15/29(a)	3,115	3,258,051
6.00%, 06/14/30(a)	2,610	2,738,155
Marriott International Inc./MD
4.20%, 07/15/27	1,065	1,068,011
4.80%, 03/15/30(a)	3,245	3,317,181
4.88%, 05/15/29	3,070	3,137,338
4.90%, 04/15/29(a)	4,640	4,749,122
5.00%, 10/15/27	5,941	6,045,481
5.55%, 10/15/28	3,860	4,016,136
Series AA, 4.65%, 12/01/28(a)	1,398	1,420,677
Series FF, 4.63%, 06/15/30	5,744	5,832,398
Series X, 4.00%, 04/15/28	2,525	2,524,624
Sands China Ltd.
2.30%, 03/08/27	2,568	2,498,173
2.85%, 03/08/29(a)	4,350	4,104,400
4.38%, 06/18/30(a)	4,195	4,102,053
5.40%, 08/08/28	10,407	10,570,900
		87,947,501

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.4%
AGCO Corp., 5.45%, 03/21/27	$2,005	$2,030,578
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	4,324	4,128,558
1.70%, 01/08/27	2,801	2,739,485
3.60%, 08/12/27(a)	3,878	3,869,232
3.95%, 11/14/28	4,050	4,060,763
4.38%, 08/16/29(a)	3,700	3,759,437
4.40%, 10/15/27	3,645	3,687,028
4.40%, 03/03/28	2,830	2,864,287
4.50%, 01/07/27	2,355	2,373,662
4.50%, 01/08/27	2,775	2,795,790
4.60%, 11/15/27(a)	5,310	5,394,023
4.70%, 11/15/29	5,465	5,618,356
4.80%, 01/08/30(a)	2,755	2,856,953
4.85%, 02/27/29(a)	3,624	3,731,291
5.00%, 05/14/27	4,818	4,897,953
Series K, 4.10%, 08/15/28(a)	3,200	3,222,316
Caterpillar Inc.
2.60%, 09/19/29	3,040	2,902,191
2.60%, 04/09/30	4,775	4,521,875
CNH Industrial Capital LLC
4.50%, 10/08/27	2,475	2,491,787
4.50%, 10/16/30	2,755	2,761,652
4.55%, 04/10/28(a)	3,595	3,625,591
4.75%, 03/21/28	3,050	3,090,463
5.10%, 04/20/29	3,775	3,867,617
5.50%, 01/12/29	3,125	3,236,100
CNH Industrial NV, 3.85%, 11/15/27	3,288	3,274,854
Deere & Co.
3.10%, 04/15/30	4,095	3,954,851
5.38%, 10/16/29(a)	2,995	3,159,234
8.10%, 05/15/30(a)	1,070	1,245,811
Deere Funding Canada Corp., 4.15%, 10/09/30	3,400	3,403,953
Dover Corp., 2.95%, 11/04/29	2,465	2,359,014
Eaton Capital ULC, 4.45%, 05/09/30(a)	3,370	3,408,992
Flowserve Corp., 3.50%, 10/01/30	2,900	2,770,038
IDEX Corp.
3.00%, 05/01/30(a)	2,880	2,730,737
4.95%, 09/01/29	3,435	3,517,813
Ingersoll Rand Inc.
5.18%, 06/15/29	4,955	5,136,779
5.20%, 06/15/27	3,570	3,625,577
5.40%, 08/14/28(a)	3,112	3,220,686
John Deere Capital Corp.
1.50%, 03/06/28	2,945	2,797,472
1.70%, 01/11/27	2,847	2,782,422
1.75%, 03/09/27	2,803	2,730,800
2.35%, 03/08/27	2,947	2,895,618
2.45%, 01/09/30(a)	3,500	3,308,970
2.80%, 09/08/27	2,858	2,811,095
2.80%, 07/18/29	3,450	3,318,480
3.05%, 01/06/28	2,220	2,192,231
3.35%, 04/18/29(a)	3,580	3,517,961
3.45%, 03/07/29	3,465	3,421,780
4.15%, 09/15/27(a)	5,136	5,169,666
4.20%, 07/15/27(a)	4,591	4,620,988
4.38%, 10/15/30(a)	3,425	3,471,119
4.50%, 01/08/27	4,220	4,252,078
4.50%, 01/08/27(a)	2,230	2,246,951
4.50%, 01/16/29	5,955	6,058,298
4.65%, 01/07/28	2,940	2,990,460
Security	Par (000)	Value
Machinery (continued)
4.70%, 06/10/30(a)	$4,785	$4,922,691
4.75%, 01/20/28(a)	6,405	6,532,832
4.85%, 03/05/27	2,920	2,956,731
4.85%, 06/11/29	4,880	5,026,564
4.85%, 10/11/29(a)	2,410	2,496,625
4.90%, 06/11/27(a)	3,912	3,977,665
4.90%, 03/03/28	3,795	3,885,256
4.95%, 07/14/28(a)	8,485	8,718,374
Series I, 4.25%, 06/05/28	3,970	4,012,624
Series I, 4.55%, 06/05/30(a)	4,575	4,666,381
Komatsu Finance America Inc.
4.20%, 09/18/30(b)	3,380	3,375,386
5.50%, 10/06/27(b)	2,120	2,173,445
Nordson Corp.
4.50%, 12/15/29	3,755	3,778,110
5.60%, 09/15/28	2,315	2,393,312
nVent Finance SARL, 4.55%, 04/15/28	3,370	3,390,937
Oshkosh Corp.
3.10%, 03/01/30	1,895	1,812,320
4.60%, 05/15/28	1,795	1,811,046
Otis Worldwide Corp.
2.29%, 04/05/27(a)	2,341	2,288,295
2.57%, 02/15/30	9,045	8,470,745
5.25%, 08/16/28	4,410	4,549,081
Regal Rexnord Corp.
6.05%, 04/15/28	7,233	7,486,106
6.30%, 02/15/30	6,610	7,022,221
Rockwell Automation Inc.
3.50%, 03/01/29	3,120	3,073,017
6.70%, 01/15/28	145	152,819
Vertiv Group Corp., 4.13%, 11/15/28(b)	2,810	2,785,657
Weir Group Inc., 5.35%, 05/06/30(b)	4,950	5,107,214
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28(a)	7,236	7,324,129
4.90%, 05/29/30	3,040	3,115,555
Xylem Inc./New York, 1.95%, 01/30/28	5,223	5,014,216
		307,241,070
Manufacturing — 0.4%
3M Co.
2.38%, 08/26/29	5,885	5,545,504
2.88%, 10/15/27	4,579	4,494,047
3.05%, 04/15/30	3,490	3,342,045
3.38%, 03/01/29(a)	4,430	4,343,405
3.63%, 09/14/28	3,562	3,538,430
4.80%, 03/15/30	3,975	4,076,478
Eaton Corp.
3.10%, 09/15/27	3,767	3,723,697
4.35%, 05/18/28(a)	3,305	3,342,980
Parker-Hannifin Corp.
3.25%, 03/01/27	3,122	3,097,338
3.25%, 06/14/29	5,932	5,789,051
4.25%, 09/15/27	7,093	7,141,052
4.50%, 09/15/29	6,180	6,279,457
Pentair Finance SARL, 4.50%, 07/01/29	2,770	2,788,666
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	7,372	7,044,422
3.40%, 03/16/27(b)	6,714	6,679,630
Siemens Funding BV
4.35%, 05/26/28(b)	5,710	5,786,419
4.60%, 05/28/30(b)	6,240	6,363,497
Teledyne Technologies Inc., 2.25%, 04/01/28	3,935	3,772,242

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Textron Inc.
3.00%, 06/01/30(a)	$1,710	$1,623,159
3.38%, 03/01/28(a)	1,719	1,690,121
3.65%, 03/15/27	1,639	1,628,984
3.90%, 09/17/29	2,363	2,331,634
		94,422,258
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	7,466	6,943,364
3.75%, 02/15/28	6,540	6,440,270
4.20%, 03/15/28	7,781	7,737,400
5.05%, 03/30/29	7,240	7,310,858
6.10%, 06/01/29	8,460	8,821,475
Comcast Corp.
2.35%, 01/15/27	8,272	8,126,034
2.65%, 02/01/30	8,868	8,358,837
3.15%, 02/15/28	9,403	9,236,831
3.30%, 02/01/27	6,574	6,521,786
3.30%, 04/01/27	4,070	4,033,912
3.40%, 04/01/30	10,310	9,995,813
3.55%, 05/01/28(a)	6,427	6,372,290
4.15%, 10/15/28(a)	22,214	22,331,703
4.25%, 10/15/30	4,430	4,439,600
4.55%, 01/15/29	5,620	5,699,259
5.10%, 06/01/29	3,942	4,078,240
5.35%, 11/15/27	3,902	4,006,829
Cox Communications Inc.
1.80%, 10/01/30(b)	4,035	3,534,370
3.50%, 08/15/27(b)	5,379	5,313,913
5.45%, 09/15/28(b)	5,735	5,906,821
FactSet Research Systems Inc., 2.90%, 03/01/27	2,705	2,656,781
Fox Corp.
3.50%, 04/08/30(a)	2,130	2,074,923
4.71%, 01/25/29	13,005	13,199,241
News Corp., 3.88%, 05/15/29(a)(b)	4,930	4,757,045
Paramount Global
2.90%, 01/15/27	2,659	2,613,806
3.38%, 02/15/28(a)	2,500	2,442,787
3.70%, 06/01/28	3,385	3,326,600
4.20%, 06/01/29(a)	2,245	2,207,415
7.88%, 07/30/30	3,930	4,360,184
TCI Communications Inc., 7.13%, 02/15/28(a)	3,215	3,429,074
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	5,555	5,489,705
Videotron Ltd., 3.63%, 06/15/29(b)	3,855	3,757,499
Walt Disney Co. (The)
2.00%, 09/01/29	12,350	11,539,273
2.20%, 01/13/28(a)	7,222	6,997,956
3.70%, 03/23/27	2,713	2,708,782
3.80%, 03/22/30(a)	6,870	6,827,602
		223,598,278
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	2,595	2,610,288
Mining — 0.9%
Anglo American Capital PLC
2.63%, 09/10/30(b)	5,410	5,008,051
3.88%, 03/16/29(b)	3,680	3,634,110
Security	Par (000)	Value
Mining (continued)
4.00%, 09/11/27(b)	$200	$199,320
4.50%, 03/15/28(b)	3,740	3,765,652
4.75%, 04/10/27(b)	3,759	3,787,511
5.63%, 04/01/30(a)(b)	5,180	5,418,269
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28(a)	3,775	3,661,574
3.75%, 10/01/30	4,050	3,881,619
Antofagasta PLC, 2.38%, 10/14/30(b)	200	181,100
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	6,213	6,317,304
5.00%, 02/21/30	5,965	6,164,946
5.10%, 09/08/28(a)	3,742	3,856,417
5.25%, 09/08/30(a)	5,310	5,546,077
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	7,000	6,638,797
3.15%, 01/14/30(a)(b)	6,260	5,941,755
3.63%, 08/01/27(b)	8,766	8,669,329
Freeport Indonesia PT, 4.76%, 04/14/27(a)(b)	7,530	7,549,676
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,062	3,052,850
4.25%, 03/01/30	2,120	2,110,027
4.38%, 08/01/28	3,185	3,179,829
4.63%, 08/01/30	3,260	3,277,590
5.00%, 09/01/27	2,994	2,994,476
5.25%, 09/01/29(a)	2,305	2,342,746
Glencore Funding LLC
2.50%, 09/01/30(b)	5,900	5,415,147
3.88%, 10/27/27(a)(b)	2,873	2,858,923
4.00%, 03/27/27(b)	5,650	5,641,504
4.88%, 03/12/29(b)	4,672	4,754,214
4.91%, 04/01/28(a)(b)	2,810	2,861,278
5.19%, 04/01/30(b)	5,954	6,133,658
5.34%, 04/04/27(a)(b)	4,660	4,734,267
5.37%, 04/04/29(a)(b)	6,475	6,692,823
5.40%, 05/08/28(b)	3,585	3,682,615
6.13%, 10/06/28(b)	4,170	4,380,731
6.38%, 10/06/30(a)(b)	2,910	3,145,221
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)(b)	785	825,272
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	5,340	5,504,926
6.53%, 11/15/28(a)(b)	4,249	4,521,259
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)	2,910	2,848,086
Kinross Gold Corp., 4.50%, 07/15/27	3,218	3,218,500
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(a)(b)	849	847,947
Newmont Corp.
2.25%, 10/01/30(a)	830	762,357
2.80%, 10/01/29	1,300	1,239,319
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	3,025	2,916,137
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,492	4,846,916
Rio Tinto Finance USA PLC
4.38%, 03/12/27	2,915	2,934,910
4.50%, 03/14/28	3,876	3,922,252
4.88%, 03/14/30	10,615	10,926,038
Yamana Gold Inc., 4.63%, 12/15/27(a)	1,770	1,778,602
		194,571,927

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26(a)	$5,485	$5,395,822
3.25%, 02/15/29(a)	3,830	3,679,177
3.28%, 12/01/28	3,493	3,377,417
4.25%, 04/01/28	3,500	3,483,901
5.10%, 03/01/30	2,745	2,803,884
		18,740,201
Oil & Gas — 3.4%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(b)	6,390	6,426,641
Aker BP ASA
3.75%, 01/15/30(b)	6,045	5,855,493
5.60%, 06/13/28(b)	2,877	2,965,776
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	3,800	3,834,956
7.63%, 02/01/29(b)	1,270	1,290,320
APA Corp., 4.25%, 01/15/30(a)	2,100	2,061,584
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	5,935	5,333,868
3.02%, 01/16/27	4,482	4,438,312
3.54%, 04/06/27(a)	2,591	2,581,230
3.59%, 04/14/27	3,491	3,474,263
3.63%, 04/06/30(a)	7,733	7,607,697
3.94%, 09/21/28	5,926	5,928,255
4.23%, 11/06/28	11,660	11,752,262
4.70%, 04/10/29	7,677	7,834,448
4.87%, 11/25/29	4,160	4,278,354
4.97%, 10/17/29	4,737	4,886,151
5.02%, 11/17/27	6,815	6,955,625
BP Capital Markets PLC
3.28%, 09/19/27	8,724	8,642,639
3.72%, 11/28/28	5,239	5,209,456
4.88%, (5-year CMT + 4.39%)(a)(c)(d)	13,370	13,327,239
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	2,845	2,678,629
3.85%, 06/01/27	7,220	7,189,544
5.00%, 12/15/29	4,850	4,967,162
Cenovus Energy Inc., 4.25%, 04/15/27	2,384	2,394,359
Chevron Corp.
2.00%, 05/11/27	6,579	6,417,800
2.24%, 05/11/30	7,900	7,341,036
Chevron USA Inc.
1.02%, 08/12/27	4,663	4,457,113
3.25%, 10/15/29	3,635	3,555,581
3.85%, 01/15/28	3,949	3,957,532
3.95%, 08/13/27(a)	2,805	2,817,758
4.05%, 08/13/28(a)	3,205	3,234,333
4.30%, 10/15/30(a)	6,850	6,932,855
4.41%, 02/26/27	1,645	1,658,679
4.48%, 02/26/28	6,260	6,356,482
4.69%, 04/15/30	7,250	7,437,297
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29(a)	5,000	4,831,744
ConocoPhillips Co.
4.70%, 01/15/30	8,310	8,490,617
6.95%, 04/15/29	4,485	4,897,542
Continental Resources Inc./OK, 4.38%, 01/15/28	5,733	5,713,561
Coterra Energy Inc.
3.90%, 05/15/27	3,838	3,822,105
4.38%, 03/15/29	3,235	3,240,290
Devon Energy Corp.
4.50%, 01/15/30(a)	3,890	3,895,076
Security	Par (000)	Value
Oil & Gas (continued)
5.25%, 10/15/27(a)	$2,685	$2,685,026
5.88%, 06/15/28(a)	1,755	1,755,543
Diamondback Energy Inc.
3.25%, 12/01/26	4,398	4,361,281
3.50%, 12/01/29	5,452	5,288,476
5.15%, 01/30/30	5,090	5,238,166
5.20%, 04/18/27	4,780	4,846,319
Empresa Nacional del Petroleo, 5.25%, 11/06/29(b)	5,185	5,259,731
Eni SpA
4.25%, 05/09/29(a)(b)	6,435	6,453,350
Series X-R, 4.75%, 09/12/28(b)	5,132	5,218,338
Eni USA Inc., 7.30%, 11/15/27	2,480	2,621,266
EOG Resources Inc.
4.38%, 04/15/30	4,320	4,357,883
4.40%, 07/15/28	2,950	2,984,323
4.40%, 01/15/31	1,275	1,281,166
EQT Corp.
3.90%, 10/01/27	5,795	5,760,413
4.50%, 01/15/29	4,605	4,608,751
5.00%, 01/15/29	1,942	1,968,757
5.70%, 04/01/28	3,248	3,353,844
6.38%, 04/01/29	1,260	1,304,598
6.50%, 07/01/27(a)	155	158,338
7.00%, 02/01/30	3,990	4,338,191
7.50%, 06/01/27(a)	2,305	2,341,305
7.50%, 06/01/30	3,025	3,339,326
Equinor ASA
2.38%, 05/22/30	4,200	3,916,827
3.00%, 04/06/27	6,084	6,028,612
3.13%, 04/06/30(a)	9,000	8,684,122
3.63%, 09/10/28(a)	5,380	5,360,126
4.25%, 06/02/28(a)	2,875	2,904,155
4.50%, 09/03/30	2,575	2,623,013
6.50%, 12/01/28(b)	3,500	3,752,784
6.80%, 01/15/28(a)	660	700,461
7.15%, 01/15/29	1,550	1,691,152
7.25%, 09/23/27(a)	1,419	1,504,755
Expand Energy Corp.
5.38%, 02/01/29	4,175	4,184,469
5.38%, 03/15/30	7,510	7,615,045
5.88%, 02/01/29(b)	1,995	1,996,902
6.75%, 04/15/29(a)(b)	290	292,109
Exxon Mobil Corp.
2.44%, 08/16/29	7,050	6,741,406
2.61%, 10/15/30	12,105	11,361,856
3.29%, 03/19/27	5,844	5,810,401
3.48%, 03/19/30(a)	11,440	11,224,833
GS Caltex Corp.
4.25%, 10/28/30(b)	1,800	1,792,058
5.38%, 08/07/28(b)	370	380,679
Helmerich & Payne Inc.
4.65%, 12/01/27(a)	640	644,753
4.85%, 12/01/29(a)	2,385	2,392,801
Hess Corp.
4.30%, 04/01/27	5,712	5,732,621
7.88%, 10/01/29	2,650	3,013,261
HF Sinclair Corp.
4.50%, 10/01/30(a)	1,865	1,844,490
5.00%, 02/01/28	2,748	2,750,571

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
KazMunayGas National Co. JSC
4.75%, 04/19/27(a)(b)	$1,205	$1,209,891
5.38%, 04/24/30(b)	7,560	7,726,945
Marathon Petroleum Corp.
3.80%, 04/01/28	3,155	3,133,203
5.13%, 12/15/26	4,529	4,566,128
5.15%, 03/01/30	6,655	6,853,044
Occidental Petroleum Corp.
3.50%, 08/15/29(a)	1,917	1,850,822
5.00%, 08/01/27	3,390	3,451,969
5.20%, 08/01/29	7,000	7,174,384
6.38%, 09/01/28(a)	3,730	3,913,242
6.63%, 09/01/30	7,515	8,099,036
8.50%, 07/15/27	2,955	3,096,279
8.88%, 07/15/30	5,960	6,902,199
Ovintiv Inc.
5.65%, 05/15/28	4,077	4,197,770
8.13%, 09/15/30	1,790	2,051,153
Patterson-UTI Energy Inc.
3.95%, 02/01/28	1,875	1,844,735
5.15%, 11/15/29(a)	2,540	2,550,471
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	4,810	4,906,929
Pertamina Persero PT
3.10%, 01/21/30(a)(b)	3,835	3,621,648
3.10%, 08/27/30(b)	3,500	3,276,984
3.65%, 07/30/29(a)(b)	5,020	4,886,566
Petronas Capital Ltd., 3.50%, 04/21/30(a)(b)	9,985	9,733,996
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	6,730	6,450,951
Phillips 66, 3.90%, 03/15/28	4,802	4,778,889
Phillips 66 Co.
3.15%, 12/15/29	3,545	3,402,286
3.75%, 03/01/28(a)	2,630	2,611,486
4.95%, 12/01/27	4,314	4,389,008
Pioneer Natural Resources Co., 1.90%, 08/15/30	6,200	5,610,747
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	4,720	4,609,676
2.99%, 01/15/30(b)	2,385	2,276,752
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	1,743	1,767,276
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,735	1,717,118
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(b)	2,630	2,651,235
5.20%, 09/16/30(b)	5,990	6,045,107
SA Global Sukuk Ltd.
4.13%, 09/17/30(a)(b)	8,000	7,881,053
4.25%, 10/02/29(b)	10,920	10,874,999
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	10,000	9,037,800
3.50%, 04/16/29(a)(b)	18,275	17,848,425
4.75%, 06/02/30(b)	9,430	9,560,137
Shell Finance U.S. Inc.
2.38%, 11/07/29	6,399	6,034,939
2.75%, 04/06/30	8,635	8,218,144
4.13%, 11/06/30	3,700	3,719,304
Shell International Finance BV
2.38%, 11/07/29(a)	2,465	2,326,820
2.75%, 04/06/30	2,220	2,116,027
3.88%, 11/13/28	9,341	9,353,745
Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	$7,080	$7,012,059
3.63%, 04/12/27(a)(b)	7,864	7,849,242
Sinopec Group Overseas Development 2018 Ltd.
2.70%, 05/13/30(b)	240	229,938
2.95%, 08/08/29(a)(b)	1,915	1,862,338
2.95%, 11/12/29(a)(b)	5,990	5,822,070
4.25%, 09/12/28(b)	715	724,681
Suncor Energy Inc., 7.00%, 11/15/28(a)	1,420	1,525,653
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(b)	4,000	3,693,961
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	2,235	2,030,605
4.63%, 11/20/28(b)	360	360,457
TotalEnergies Capital International SA
2.83%, 01/10/30	7,400	7,067,068
3.46%, 02/19/29	8,080	7,953,879
TotalEnergies Capital SA, 3.88%, 10/11/28	6,105	6,115,765
Valero Energy Corp.
2.15%, 09/15/27	3,306	3,193,040
4.00%, 04/01/29	2,830	2,813,297
4.35%, 06/01/28	3,741	3,761,139
5.15%, 02/15/30(a)	3,475	3,584,612
Var Energi ASA
5.00%, 05/18/27(b)	2,940	2,966,239
5.88%, 05/22/30(b)	4,400	4,585,891
7.50%, 01/15/28(a)(b)	6,021	6,380,426
Viper Energy Partners LLC, 4.90%, 08/01/30	3,130	3,169,156
Woodside Finance Ltd.
3.70%, 03/15/28(b)	4,945	4,885,429
4.50%, 03/04/29(b)	8,730	8,755,692
4.90%, 05/19/28	3,035	3,080,229
5.40%, 05/19/30	7,260	7,484,486
		740,676,987
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	3,530	3,462,155
3.14%, 11/07/29(a)	3,790	3,662,918
3.34%, 12/15/27	8,270	8,173,559
4.49%, 05/01/30	1,780	1,801,182
Halliburton Co., 2.92%, 03/01/30(a)	6,182	5,865,924
NOV Inc., 3.60%, 12/01/29(a)	3,390	3,307,732
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	4,730	4,442,463
3.90%, 05/17/28(b)	8,695	8,684,107
4.30%, 05/01/29(b)	5,935	5,969,158
4.50%, 05/15/28(a)(b)	2,102	2,121,484
5.00%, 05/29/27(b)	2,650	2,684,041
5.00%, 11/15/29(b)	330	340,197
Schlumberger Investment SA, 2.65%, 06/26/30(a)	2,825	2,653,268
		53,168,188
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28	2,900	2,915,220
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,285	2,120,623
4.80%, 03/17/28	4,310	4,369,182

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
5.10%, 03/17/30(a)	$4,685	$4,808,040
Amcor Group Finance PLC, 5.45%, 05/23/29	3,405	3,523,189
Berry Global Inc.
1.65%, 01/15/27	1,970	1,911,374
5.50%, 04/15/28	3,175	3,266,274
CCL Industries Inc., 3.05%, 06/01/30(b)	3,445	3,258,365
Packaging Corp. of America
3.00%, 12/15/29	3,205	3,073,210
3.40%, 12/15/27	3,018	2,989,578
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	4,630	4,781,399
Sonoco Products Co.
2.25%, 02/01/27	962	939,229
3.13%, 05/01/30	2,445	2,318,151
4.60%, 09/01/29	3,995	4,030,681
WestRock MWV LLC, 8.20%, 01/15/30	2,950	3,374,798
WRKCo Inc.
3.38%, 09/15/27(a)	2,980	2,979,671
3.90%, 06/01/28	2,730	2,713,221
4.00%, 03/15/28(a)	3,430	3,426,605
4.90%, 03/15/29	4,900	5,004,040
		61,802,850
Pharmaceuticals — 3.4%
AbbVie Inc.
3.20%, 11/21/29(a)	31,670	30,717,814
4.25%, 11/14/28(a)	10,016	10,121,576
4.65%, 03/15/28	7,330	7,452,515
4.80%, 03/15/27(a)	12,140	12,273,318
4.80%, 03/15/29	14,774	15,162,732
4.88%, 03/15/30	5,845	6,040,287
Astrazeneca Finance LLC
1.75%, 05/28/28	7,279	6,933,960
4.80%, 02/26/27	7,342	7,428,425
4.85%, 02/26/29	7,942	8,165,297
4.88%, 03/03/28	6,585	6,737,267
4.90%, 03/03/30(a)	3,960	4,103,263
AstraZeneca PLC
1.38%, 08/06/30	7,655	6,817,906
3.13%, 06/12/27	3,917	3,879,557
4.00%, 01/17/29(a)	5,855	5,872,926
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	2,685	2,813,708
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	20,404	20,390,016
Bayer U.S. Finance LLC
6.25%, 01/21/29(b)	5,935	6,234,073
6.38%, 11/21/30(b)	4,200	4,491,830
Becton Dickinson & Co.
2.82%, 05/20/30	4,320	4,075,571
3.70%, 06/06/27	9,714	9,658,055
4.69%, 02/13/28	4,738	4,799,018
4.87%, 02/08/29	4,275	4,361,828
5.08%, 06/07/29(a)	3,687	3,793,955
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,745	5,469,535
1.45%, 11/13/30	6,950	6,162,399
3.25%, 02/27/27	2,910	2,894,265
3.40%, 07/26/29	13,810	13,548,323
3.45%, 11/15/27	2,955	2,936,353
Cardinal Health Inc.
3.41%, 06/15/27	6,782	6,718,387
4.50%, 09/15/30(a)	2,970	3,000,704
5.00%, 11/15/29	4,625	4,759,143
5.13%, 02/15/29(a)	4,130	4,258,463
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora Inc.
2.80%, 05/15/30	$2,070	$1,954,658
3.45%, 12/15/27	4,380	4,330,506
4.63%, 12/15/27	2,705	2,738,895
4.85%, 12/15/29	4,350	4,460,869
CVS Health Corp.
1.30%, 08/21/27(a)	12,706	12,115,521
1.75%, 08/21/30	6,765	6,015,733
3.25%, 08/15/29	9,960	9,619,431
3.63%, 04/01/27	4,375	4,344,674
3.75%, 04/01/30	8,330	8,134,971
4.30%, 03/25/28(a)	29,236	29,317,062
5.00%, 01/30/29	6,165	6,307,550
5.13%, 02/21/30	8,895	9,157,869
5.40%, 06/01/29(a)	6,235	6,469,676
6.25%, 06/01/27	2,057	2,118,926
Eli Lilly & Co.
3.10%, 05/15/27	2,303	2,282,642
3.38%, 03/15/29	5,825	5,746,313
4.00%, 10/15/28(a)	5,730	5,768,872
4.15%, 08/14/27	4,209	4,239,434
4.20%, 08/14/29	6,420	6,495,270
4.50%, 02/09/27	5,690	5,736,222
4.50%, 02/09/29	5,613	5,723,279
4.55%, 02/12/28	5,940	6,047,407
4.75%, 02/12/30	7,480	7,705,030
5.50%, 03/15/27(a)	2,065	2,110,819
EMD Finance LLC
4.13%, 08/15/28(b)	3,215	3,219,933
4.38%, 10/15/30(b)	6,350	6,380,358
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10,171	10,168,413
4.50%, 04/15/30	6,270	6,385,180
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	6,865	6,734,636
4.32%, 03/12/27	1,890	1,903,735
Johnson & Johnson
0.95%, 09/01/27	8,575	8,192,944
1.30%, 09/01/30	9,235	8,245,009
2.90%, 01/15/28	8,662	8,532,972
2.95%, 03/03/27	5,743	5,691,813
4.50%, 03/01/27	4,120	4,161,634
4.55%, 03/01/28	4,480	4,562,423
4.70%, 03/01/30	6,730	6,949,736
4.80%, 06/01/29(a)	6,165	6,377,769
6.95%, 09/01/29(a)	3,035	3,382,307
McKesson Corp.
3.95%, 02/16/28	1,853	1,854,367
4.25%, 09/15/29	3,359	3,384,608
4.65%, 05/30/30	4,150	4,232,512
4.90%, 07/15/28	2,320	2,375,231
Merck & Co. Inc.
1.45%, 06/24/30	7,330	6,550,564
1.70%, 06/10/27	8,351	8,107,181
1.90%, 12/10/28	5,545	5,241,484
3.40%, 03/07/29	10,202	10,041,028
3.85%, 09/15/27(a)	4,375	4,387,284
4.05%, 05/17/28(a)	2,589	2,607,444
4.15%, 09/15/30	4,565	4,596,185
4.30%, 05/17/30	4,094	4,146,204

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	$2,930	$3,103,189
6.40%, 03/01/28(a)	1,885	1,987,104
Mylan Inc., 4.55%, 04/15/28	4,350	4,348,282
Novartis Capital Corp.
2.00%, 02/14/27	6,992	6,852,603
2.20%, 08/14/30	10,111	9,367,672
3.10%, 05/17/27	5,656	5,609,481
3.80%, 09/18/29	6,725	6,706,863
3.90%, 11/05/28(a)	3,400	3,414,232
4.10%, 11/05/30	3,400	3,413,112
Pfizer Inc.
1.70%, 05/28/30(a)	5,815	5,270,378
2.63%, 04/01/30	7,470	7,065,209
3.00%, 12/15/26	9,143	9,073,468
3.45%, 03/15/29(a)	11,185	11,061,830
3.60%, 09/15/28(a)	3,950	3,943,710
3.88%, 11/15/27	2,265	2,268,637
4.20%, 11/15/30	3,645	3,662,447
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	23,487	23,769,919
4.65%, 05/19/30(a)	17,608	18,028,906
Sanofi SA
3.63%, 06/19/28	4,795	4,778,224
3.75%, 11/03/27(a)	2,625	2,628,818
3.80%, 11/03/28	2,635	2,639,449
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	13,930	12,754,454
5.00%, 11/26/28	10,032	10,276,832
Viatris Inc.
2.30%, 06/22/27	4,212	4,067,541
2.70%, 06/22/30	8,400	7,653,212
Zoetis Inc.
2.00%, 05/15/30	4,043	3,706,209
3.00%, 09/12/27	4,060	3,996,176
3.90%, 08/20/28	3,784	3,785,018
4.15%, 08/17/28(a)	3,400	3,420,917
		738,080,944
Pipelines — 2.8%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	5,805	5,693,737
Boardwalk Pipelines LP
4.45%, 07/15/27	2,895	2,903,098
4.80%, 05/03/29	3,385	3,428,195
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	7,170	7,009,842
5.13%, 06/30/27	6,734	6,801,600
Cheniere Energy Inc., 4.63%, 10/15/28(a)	9,762	9,762,022
Cheniere Energy Partners LP, 4.50%, 10/01/29	12,125	12,121,552
Colonial Enterprises Inc., 3.25%, 05/15/30(a)(b)	3,205	3,016,478
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	4,482	4,666,944
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	4,415	4,687,205
DCP Midstream Operating LP
5.13%, 05/15/29	4,295	4,396,433
5.63%, 07/15/27(a)	2,988	3,048,702
8.13%, 08/16/30	750	866,363
DT Midstream Inc., 4.13%, 06/15/29(b)	5,910	5,802,181
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,555	2,443,967
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
3.13%, 11/15/29	$6,180	$5,925,553
3.70%, 07/15/27	4,134	4,107,065
4.20%, 11/20/28	2,900	2,907,299
4.25%, 12/01/26	1,652	1,654,725
4.50%, 02/15/31	2,900	2,908,889
4.60%, 06/20/28	2,920	2,952,239
4.90%, 06/20/30(a)	4,165	4,262,780
5.25%, 04/05/27	4,335	4,392,608
5.30%, 04/05/29	4,700	4,851,534
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(c)	5,563	5,546,970
6.00%, 11/15/28	4,760	5,004,237
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(a)(c)	4,705	4,762,105
7.38%, 03/15/55, (5-year CMT + 3.12%)(c)	2,845	3,013,020
7.38%, 01/15/83, (5-year CMT + 3.70%)(c)	4,105	4,219,332
8.25%, 01/15/84, (5-year CMT + 3.78%)(a)(c)	2,610	2,788,699
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.15%)(c)	4,233	4,246,626
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(a)(c)	5,150	5,204,775
Energy Transfer LP
3.75%, 05/15/30	8,750	8,536,283
4.00%, 10/01/27	4,589	4,575,727
4.15%, 09/15/29	3,182	3,162,892
4.20%, 04/15/27	3,381	3,379,251
4.40%, 03/15/27	4,021	4,026,442
4.95%, 05/15/28(a)	4,741	4,817,181
4.95%, 06/15/28	5,999	6,103,154
5.20%, 04/01/30(a)	3,700	3,828,038
5.25%, 04/15/29	8,780	9,035,545
5.25%, 07/01/29(a)	5,472	5,647,392
5.50%, 06/01/27	4,587	4,657,226
5.55%, 02/15/28(a)	6,275	6,458,020
5.63%, 05/01/27(b)	3,526	3,526,100
6.00%, 02/01/29(b)	4,008	4,054,857
6.05%, 12/01/26	5,655	5,753,357
6.10%, 12/01/28	2,636	2,770,287
8.25%, 11/15/29(a)	1,810	2,044,459
Enterprise Products Operating LLC
2.80%, 01/31/30	7,335	6,972,696
3.13%, 07/31/29	7,403	7,181,713
3.95%, 02/15/27	3,087	3,087,566
4.15%, 10/16/28	6,086	6,122,644
4.30%, 06/20/28	5,635	5,681,437
4.60%, 01/11/27	6,009	6,050,737
4.60%, 01/15/31	1,770	1,795,895
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(c)	3,170	3,159,115
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(c)	5,630	5,618,657
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	2,715	2,515,461
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	133	129,594
GNL Quintero SA, 4.63%, 07/31/29(b)	513	513,789
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	2,375	2,344,862
Kinder Morgan Inc.
4.30%, 03/01/28	6,104	6,138,828
5.00%, 02/01/29(a)	7,210	7,389,829

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.10%, 08/01/29	$3,380	$3,481,047
5.15%, 06/01/30	6,485	6,719,690
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	4,613	4,636,501
MPLX LP
2.65%, 08/15/30(a)	8,955	8,290,739
4.00%, 03/15/28	7,718	7,696,145
4.13%, 03/01/27	7,006	6,999,225
4.25%, 12/01/27	4,307	4,316,973
4.80%, 02/15/29	4,893	4,971,501
NGPL PipeCo LLC, 4.88%, 08/15/27(a)(b)	3,985	3,995,026
Northwest Pipeline LLC, 4.00%, 04/01/27	3,088	3,083,267
ONEOK Inc.
3.10%, 03/15/30	4,705	4,475,093
3.25%, 06/01/30	5,740	5,460,691
3.40%, 09/01/29	4,022	3,881,684
4.00%, 07/13/27	3,291	3,285,133
4.25%, 09/24/27(a)	4,220	4,229,927
4.35%, 03/15/29	4,120	4,128,886
4.40%, 10/15/29(a)	3,130	3,139,748
4.55%, 07/15/28	4,856	4,895,674
5.38%, 06/01/29(a)	3,340	3,442,281
5.63%, 01/15/28(a)(b)	4,584	4,682,184
5.65%, 11/01/28	4,037	4,193,311
5.80%, 11/01/30	2,865	3,021,958
6.50%, 09/01/30(a)(b)	3,135	3,362,550
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	1,980	2,034,013
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	5,760	5,593,155
3.80%, 09/15/30	4,110	3,985,587
4.50%, 12/15/26	4,709	4,722,419
4.70%, 01/15/31	955	961,320
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	4,983	4,949,043
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	2,515	2,499,134
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	7,505	7,517,481
4.50%, 05/15/30	11,670	11,739,170
5.00%, 03/15/27	9,059	9,112,079
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	3,795	3,823,938
5.03%, 10/01/29	6,254	6,348,637
Targa Resources Corp.
4.35%, 01/15/29	3,050	3,060,261
4.90%, 09/15/30	4,405	4,492,865
5.20%, 07/01/27	4,211	4,277,896
6.15%, 03/01/29	6,640	7,001,608
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	4,154	4,154,599
5.50%, 03/01/30	4,950	5,036,798
6.88%, 01/15/29	4,260	4,320,929
TC PipeLines LP, 3.90%, 05/25/27	2,992	2,980,661
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	5,935	5,601,910
7.00%, 03/15/27	1,787	1,853,269
7.00%, 10/15/28	2,395	2,578,824
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)(b)	2,916	2,881,211
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30	$9,005	$8,918,574
4.25%, 05/15/28(a)	8,487	8,509,854
7.00%, 06/01/65, (5-year CMT + 2.61%)(c)	3,910	3,990,343
Transcanada Trust
5.30%, 03/15/77(c)	8,410	8,377,422
5.50%, 09/15/79, (1-day SOFR + 4.41%)(c)	5,200	5,154,994
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,140	3,005,116
4.00%, 03/15/28	2,545	2,542,099
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	303	302,847
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	2,650	2,695,694
Valero Energy Partners LP, 4.50%, 03/15/28	2,810	2,830,192
Western Midstream Operating LP
4.05%, 02/01/30	6,130	6,028,635
4.50%, 03/01/28	2,171	2,178,896
4.75%, 08/15/28	2,052	2,071,048
6.35%, 01/15/29	3,675	3,877,951
7.25%, 04/01/30(a)(b)	260	276,469
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	2,655	2,730,791
Williams Companies Inc. (The)
3.50%, 11/15/30	5,150	4,940,148
3.75%, 06/15/27	8,207	8,151,469
4.63%, 06/30/30	4,915	4,971,112
4.80%, 11/15/29	2,600	2,651,478
4.90%, 03/15/29(a)	6,750	6,893,456
5.30%, 08/15/28	5,402	5,566,180
		607,056,618
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	2,560	2,371,914
4.87%, 02/15/29(b)	3,837	3,895,463
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	2,950	2,874,315
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	4,752	4,659,986
		13,801,678
Real Estate — 0.1%
CBRE Services Inc.
4.80%, 06/15/30	3,580	3,645,075
5.50%, 04/01/29(a)	3,145	3,263,982
CoStar Group Inc., 2.80%, 07/15/30(b)	5,075	4,673,634
Jones Lang LaSalle Inc., 6.88%, 12/01/28	1,980	2,119,717
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(a)(b)	590	585,692
3.95%, 01/24/29(b)	475	471,099
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	6,691	6,659,726
4.13%, 02/01/29(b)	1,075	1,073,748
		22,492,673
Real Estate Investment Trusts — 3.5%
Agree LP
2.00%, 06/15/28(a)	2,307	2,196,678
2.90%, 10/01/30	1,510	1,416,492
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	3,460	3,254,687
3.95%, 01/15/27	2,090	2,084,110

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 01/15/28	$3,153	$3,135,561
4.50%, 07/30/29(a)	2,280	2,286,684
4.70%, 07/01/30	795	802,874
American Homes 4 Rent LP
4.25%, 02/15/28	3,025	3,030,877
4.90%, 02/15/29	2,640	2,689,942
4.95%, 06/15/30	3,920	4,004,107
American Tower Corp.
1.50%, 01/31/28	4,025	3,809,322
1.88%, 10/15/30(a)	4,500	4,011,422
2.10%, 06/15/30	1,945	1,767,168
2.75%, 01/15/27	4,305	4,243,588
2.90%, 01/15/30	5,696	5,390,084
3.13%, 01/15/27	2,090	2,068,026
3.55%, 07/15/27	4,317	4,275,988
3.60%, 01/15/28	4,442	4,396,057
3.65%, 03/15/27	3,649	3,624,182
3.80%, 08/15/29	9,293	9,153,701
3.95%, 03/15/29	3,719	3,687,991
4.90%, 03/15/30	5,535	5,663,917
5.00%, 01/31/30	4,420	4,527,000
5.20%, 02/15/29(a)	4,350	4,474,636
5.25%, 07/15/28	4,012	4,123,566
5.50%, 03/15/28	4,166	4,286,989
5.80%, 11/15/28(a)	4,480	4,677,112
AvalonBay Communities Inc.
1.90%, 12/01/28(a)	4,558	4,294,969
2.30%, 03/01/30	4,299	3,989,872
3.20%, 01/15/28	3,195	3,146,058
3.30%, 06/01/29	1,170	1,140,563
3.35%, 05/15/27(a)	2,342	2,323,035
4.35%, 12/01/30	1,920	1,929,230
Boston Properties LP
2.90%, 03/15/30	3,460	3,245,344
3.40%, 06/21/29	5,295	5,114,337
4.50%, 12/01/28	6,195	6,225,176
6.75%, 12/01/27	4,215	4,412,755
Brixmor Operating Partnership LP
2.25%, 04/01/28	2,085	1,998,947
3.90%, 03/15/27	2,254	2,247,591
4.05%, 07/01/30	4,735	4,673,137
4.13%, 05/15/29	4,615	4,592,364
Camden Property Trust
2.80%, 05/15/30(a)	3,210	3,033,824
3.15%, 07/01/29	3,730	3,605,593
4.10%, 10/15/28	2,880	2,893,286
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)(b)	2,875	2,875,434
COPT Defense Properties LP
2.00%, 01/15/29(a)	2,590	2,414,060
4.50%, 10/15/30	1,950	1,942,087
Cousins Properties LP, 5.25%, 07/15/30	3,100	3,176,581
Crown Castle Inc.
2.90%, 03/15/27	4,203	4,130,890
3.10%, 11/15/29	3,495	3,334,094
3.30%, 07/01/30	4,030	3,827,831
3.65%, 09/01/27	5,717	5,663,606
3.80%, 02/15/28	6,206	6,144,005
4.00%, 03/01/27	2,738	2,728,299
4.30%, 02/15/29	3,343	3,335,395
4.80%, 09/01/28	4,105	4,159,082
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 09/01/29(a)	$3,610	$3,665,170
5.00%, 01/11/28	5,970	6,060,075
5.60%, 06/01/29	4,209	4,373,770
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	465	452,268
CubeSmart LP
2.25%, 12/15/28	3,070	2,906,379
3.00%, 02/15/30	2,610	2,478,919
4.38%, 02/15/29	2,485	2,494,321
Digital Realty Trust LP
3.60%, 07/01/29(a)	5,430	5,327,368
3.70%, 08/15/27	5,609	5,570,361
4.45%, 07/15/28	4,005	4,036,855
5.55%, 01/15/28	5,375	5,532,180
DOC DR LLC
3.95%, 01/15/28	2,807	2,791,067
4.30%, 03/15/27	915	915,921
EPR Properties
3.75%, 08/15/29	2,390	2,312,311
4.50%, 06/01/27	2,595	2,596,459
4.75%, 12/15/26	2,615	2,621,216
4.75%, 11/15/30	2,750	2,739,824
4.95%, 04/15/28	2,205	2,223,190
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	6,205	6,245,725
Equinix Inc.
1.55%, 03/15/28	4,517	4,269,245
1.80%, 07/15/27	2,445	2,356,965
2.00%, 05/15/28(a)	1,577	1,502,834
2.15%, 07/15/30	6,900	6,263,738
3.20%, 11/18/29	7,185	6,903,184
ERP Operating LP
2.50%, 02/15/30(a)	3,425	3,215,235
3.00%, 07/01/29	2,870	2,767,451
3.25%, 08/01/27	2,115	2,091,381
3.50%, 03/01/28	2,050	2,028,994
4.15%, 12/01/28	3,468	3,485,968
Essex Portfolio LP
1.70%, 03/01/28	3,240	3,072,422
3.00%, 01/15/30	3,515	3,342,500
3.63%, 05/01/27	1,911	1,901,333
4.00%, 03/01/29	3,250	3,230,890
Extra Space Storage LP
2.20%, 10/15/30(a)	2,110	1,906,460
3.88%, 12/15/27	2,805	2,791,738
3.90%, 04/01/29	2,450	2,421,783
4.00%, 06/15/29	2,050	2,037,612
5.50%, 07/01/30	5,050	5,279,505
5.70%, 04/01/28	4,900	5,065,181
Federal Realty OP LP
3.20%, 06/15/29(a)	2,505	2,417,855
3.25%, 07/15/27	2,679	2,646,233
3.50%, 06/01/30	1,520	1,468,299
5.38%, 05/01/28(a)	2,730	2,803,485
Global Net Lease Inc., 4.50%, 09/30/28(b)	2,700	2,631,965
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	200	194,120
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30(a)	4,500	4,360,823
5.30%, 01/15/29	4,635	4,719,649

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 06/01/28	$1,840	$1,889,253
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	2,205	2,182,868
Healthcare Realty Holdings LP
2.40%, 03/15/30(a)	1,825	1,667,793
3.10%, 02/15/30	3,885	3,681,256
3.63%, 01/15/28	1,760	1,735,681
3.75%, 07/01/27	2,916	2,893,105
Healthpeak OP LLC
1.35%, 02/01/27	3,995	3,867,528
2.13%, 12/01/28	3,535	3,327,431
3.00%, 01/15/30	4,690	4,447,762
3.50%, 07/15/29	3,725	3,626,992
Highwoods Realty LP
3.05%, 02/15/30	2,150	2,006,080
3.88%, 03/01/27(a)	928	920,684
4.13%, 03/15/28	1,980	1,960,223
4.20%, 04/15/29	2,025	1,994,733
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	3,900	3,734,149
Series I, 3.50%, 09/15/30	4,425	4,204,254
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	4,014	3,815,290
5.45%, 08/15/30	2,500	2,603,792
Kilroy Realty LP
3.05%, 02/15/30(a)	2,140	1,984,232
4.25%, 08/15/29	1,785	1,753,238
4.75%, 12/15/28(a)	3,640	3,653,575
Kimco Realty OP LLC
1.90%, 03/01/28(a)	3,060	2,920,134
2.70%, 10/01/30	2,300	2,146,749
3.80%, 04/01/27	2,230	2,225,808
Kite Realty Group Trust, 4.75%, 09/15/30	1,995	2,014,857
Lineage OP LP, 5.25%, 07/15/30(b)	2,915	2,958,476
LXP Industrial Trust
2.70%, 09/15/30	2,255	2,071,988
6.75%, 11/15/28	516	548,774
Mid-America Apartments LP
2.75%, 03/15/30(a)	1,640	1,554,866
3.60%, 06/01/27(a)	3,220	3,204,629
3.95%, 03/15/29	3,725	3,710,518
4.20%, 06/15/28	2,900	2,911,109
NNN REIT Inc.
2.50%, 04/15/30	1,955	1,819,482
3.50%, 10/15/27	2,290	2,267,698
3.60%, 12/15/26(a)	2,038	2,026,657
4.30%, 10/15/28(a)	2,880	2,897,452
Omega Healthcare Investors Inc.
3.63%, 10/01/29	2,775	2,677,365
4.50%, 04/01/27(a)	3,971	3,984,516
4.75%, 01/15/28	3,215	3,242,636
5.20%, 07/01/30	3,650	3,719,297
Piedmont Operating Partnership LP
3.15%, 08/15/30	1,700	1,557,334
6.88%, 07/15/29	930	988,295
Prologis LP
1.25%, 10/15/30	2,650	2,320,720
1.75%, 07/01/30(a)	2,100	1,888,516
2.13%, 04/15/27	2,694	2,631,047
2.25%, 04/15/30	5,210	4,832,573
2.88%, 11/15/29	3,080	2,945,453
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 12/15/27	$2,190	$2,168,949
3.88%, 09/15/28	2,825	2,821,424
4.00%, 09/15/28	2,795	2,799,794
4.38%, 02/01/29	1,790	1,808,046
4.88%, 06/15/28(a)	4,305	4,407,107
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	2,220	2,210,229
5.25%, 04/01/29(b)	3,490	3,604,375
Public Storage Operating Co.
1.85%, 05/01/28	4,055	3,864,912
1.95%, 11/09/28	3,285	3,110,352
3.09%, 09/15/27	2,211	2,181,716
3.39%, 05/01/29	2,945	2,889,991
4.38%, 07/01/30(a)	3,050	3,085,678
5.13%, 01/15/29(a)	3,161	3,270,034
Realty Income Corp.
2.10%, 03/15/28	2,650	2,541,004
2.20%, 06/15/28(a)	2,835	2,717,114
3.00%, 01/15/27	3,459	3,421,190
3.10%, 12/15/29(a)	3,910	3,764,589
3.20%, 01/15/27	1,653	1,637,297
3.25%, 06/15/29	2,740	2,666,044
3.40%, 01/15/28	3,425	3,388,721
3.40%, 01/15/30	2,665	2,594,162
3.65%, 01/15/28	3,564	3,542,191
3.95%, 08/15/27(a)	3,327	3,324,974
3.95%, 02/01/29	3,275	3,264,074
4.00%, 07/15/29(a)	1,990	1,985,331
4.70%, 12/15/28	2,197	2,237,984
4.75%, 02/15/29	2,550	2,602,911
4.85%, 03/15/30(a)	3,418	3,515,401
Regency Centers LP
2.95%, 09/15/29	2,985	2,860,681
3.60%, 02/01/27	2,850	2,834,970
3.70%, 06/15/30(a)	3,770	3,697,201
4.13%, 03/15/28	2,115	2,117,695
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	1,952	1,985,200
Sabra Health Care LP, 3.90%, 10/15/29(a)	1,970	1,926,595
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(a)(b)	2,815	2,802,258
4.38%, 05/28/30(a)(b)	4,260	4,289,549
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(a)(b)(c)	6,000	6,052,458
Simon Property Group LP
1.38%, 01/15/27(a)	3,313	3,218,494
1.75%, 02/01/28(a)	5,225	4,994,210
2.45%, 09/13/29	7,452	7,042,987
2.65%, 07/15/30	3,755	3,521,965
3.25%, 11/30/26(a)	3,870	3,846,186
3.38%, 06/15/27	4,197	4,165,481
3.38%, 12/01/27(a)	4,460	4,414,522
4.38%, 10/01/30	4,840	4,878,920
Store Capital LLC
2.75%, 11/18/30	785	716,439
4.50%, 03/15/28(a)	2,670	2,672,267
4.63%, 03/15/29(a)	1,700	1,694,436
5.40%, 04/30/30(b)	2,090	2,134,038
Sun Communities Operating LP, 2.30%, 11/01/28	2,810	2,671,223
Tanger Properties LP, 3.88%, 07/15/27	1,745	1,734,288

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
UDR Inc.
3.20%, 01/15/30	$3,745	$3,598,124
3.50%, 07/01/27	1,705	1,687,166
3.50%, 01/15/28	1,985	1,960,463
4.40%, 01/26/29	2,065	2,081,439
Ventas Realty LP
3.00%, 01/15/30(a)	4,025	3,833,151
3.85%, 04/01/27	2,191	2,184,195
4.00%, 03/01/28	3,930	3,920,286
4.40%, 01/15/29	4,700	4,724,794
VICI Properties LP
4.75%, 02/15/28	7,062	7,133,884
4.75%, 04/01/28	2,250	2,274,692
4.95%, 02/15/30	5,875	5,945,107
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	3,800	3,769,430
3.88%, 02/15/29(b)	4,529	4,438,963
4.13%, 08/15/30(b)	5,925	5,748,193
4.25%, 12/01/26(a)(b)	4,935	4,932,394
4.50%, 01/15/28(a)(b)	1,775	1,778,828
4.63%, 12/01/29(b)	5,950	5,917,080
5.75%, 02/01/27(b)	3,549	3,590,205
WEA Finance LLC
2.88%, 01/15/27(b)	4,326	4,245,623
3.50%, 06/15/29(a)(b)	4,480	4,347,753
4.13%, 09/20/28(a)(b)	960	952,955
Welltower OP LLC
2.05%, 01/15/29	2,868	2,702,397
2.70%, 02/15/27(a)	4,428	4,366,374
3.10%, 01/15/30	4,930	4,739,271
4.13%, 03/15/29	3,475	3,483,374
4.25%, 04/15/28	4,593	4,628,077
4.50%, 07/01/30	5,545	5,619,009
Weyerhaeuser Co.
4.00%, 11/15/29	5,190	5,145,935
4.00%, 04/15/30	3,535	3,493,173
6.95%, 10/01/27	4,445	4,673,806
WP Carey Inc.
3.85%, 07/15/29(a)	2,045	2,019,120
4.65%, 07/15/30	2,660	2,686,783
		758,537,002
Retail — 1.9%
7-Eleven Inc., 1.30%, 02/10/28(b)	5,070	4,771,965
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	4,750	4,508,260
3.55%, 07/26/27(b)	4,634	4,598,778
4.15%, 09/29/28(b)	2,950	2,958,577
Arcos Dorados BV, 6.13%, 05/27/29(b)	1,520	1,558,594
AutoNation Inc.
1.95%, 08/01/28	1,750	1,647,441
3.80%, 11/15/27	2,480	2,458,148
4.45%, 01/15/29(a)	2,725	2,732,438
4.75%, 06/01/30	1,810	1,828,310
AutoZone Inc.
3.75%, 06/01/27(a)	2,256	2,245,436
3.75%, 04/18/29(a)	3,010	2,969,225
4.00%, 04/15/30(a)	4,480	4,444,327
4.50%, 02/01/28	2,280	2,306,273
5.10%, 07/15/29(a)	3,702	3,817,361
5.13%, 06/15/30	2,980	3,084,560
6.25%, 11/01/28	2,607	2,763,079
Security	Par (000)	Value
Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30(a)	$3,710	$3,325,042
4.45%, 10/01/28(a)	2,277	2,301,025
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(a)(b)	2,415	2,435,105
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	7,345	7,632,156
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(b)	2,500	2,510,047
Costco Wholesale Corp.
1.38%, 06/20/27	6,605	6,383,045
1.60%, 04/20/30	10,637	9,661,447
3.00%, 05/18/27(a)	4,450	4,415,250
Darden Restaurants Inc.
3.85%, 05/01/27	2,240	2,230,963
4.35%, 10/15/27	1,875	1,883,108
4.55%, 10/15/29	2,770	2,792,451
Dick's Sporting Goods Inc., 4.00%, 10/01/29(b)	1,815	1,783,554
Dollar General Corp.
3.50%, 04/03/30	5,550	5,365,728
4.13%, 05/01/28	2,541	2,541,746
4.63%, 11/01/27	2,327	2,345,295
5.20%, 07/05/28	2,875	2,947,928
Dollar Tree Inc., 4.20%, 05/15/28	6,670	6,662,791
Genuine Parts Co.
1.88%, 11/01/30	2,400	2,102,319
4.95%, 08/15/29	4,770	4,843,370
6.50%, 11/01/28	1,847	1,956,064
Home Depot Inc. (The)
0.90%, 03/15/28(a)	2,537	2,384,713
1.50%, 09/15/28	5,640	5,302,225
2.50%, 04/15/27	4,025	3,955,550
2.70%, 04/15/30	4,620	4,376,129
2.80%, 09/14/27	5,402	5,312,161
2.88%, 04/15/27	4,017	3,969,240
2.95%, 06/15/29	11,802	11,431,288
3.75%, 09/15/28(a)	2,445	2,444,437
3.90%, 12/06/28	5,901	5,917,806
3.95%, 09/15/30(a)	3,240	3,232,470
4.75%, 06/25/29	8,274	8,487,786
4.88%, 06/25/27	5,525	5,616,090
4.90%, 04/15/29	5,780	5,949,389
InRetail Consumer, 3.25%, 03/22/28(a)(b)	830	806,323
Lowe's Companies Inc.
1.30%, 04/15/28	3,435	3,228,570
1.70%, 09/15/28	4,427	4,158,329
1.70%, 10/15/30	6,900	6,128,562
3.10%, 05/03/27	6,884	6,796,585
3.35%, 04/01/27	2,464	2,443,236
3.65%, 04/05/29	9,375	9,238,411
4.50%, 04/15/30(a)	7,155	7,249,558
6.50%, 03/15/29	1,810	1,943,755
6.88%, 02/15/28	2,881	3,053,495
Lowe's Cos. Inc.
3.95%, 10/15/27	5,500	5,493,981
4.00%, 10/15/28(a)	5,770	5,771,593
McDonald's Corp.
2.13%, 03/01/30	4,915	4,542,162
2.63%, 09/01/29(a)	6,185	5,893,859
3.50%, 03/01/27	4,095	4,071,948
3.50%, 07/01/27	5,276	5,239,439

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.60%, 07/01/30	$5,130	$5,035,331
3.80%, 04/01/28(a)	5,912	5,899,046
4.60%, 05/15/30(a)	3,995	4,074,703
4.80%, 08/14/28	3,059	3,122,356
5.00%, 05/17/29	3,140	3,237,269
O'Reilly Automotive Inc.
3.60%, 09/01/27	3,370	3,345,921
3.90%, 06/01/29	3,512	3,481,482
4.20%, 04/01/30	3,225	3,221,236
4.35%, 06/01/28	2,290	2,308,846
Starbucks Corp.
2.00%, 03/12/27	2,212	2,156,240
2.25%, 03/12/30	3,650	3,373,423
2.55%, 11/15/30(a)	6,090	5,636,295
3.50%, 03/01/28	3,339	3,305,141
3.55%, 08/15/29(a)	6,105	6,002,883
4.00%, 11/15/28	4,203	4,201,667
4.50%, 05/15/28	4,025	4,065,916
4.80%, 05/15/30(a)	3,666	3,749,113
4.85%, 02/08/27	4,964	5,006,547
Target Corp.
1.95%, 01/15/27(a)	3,920	3,840,922
2.35%, 02/15/30(a)	5,260	4,925,227
2.65%, 09/15/30(a)	2,040	1,915,820
3.38%, 04/15/29	6,555	6,441,392
4.35%, 06/15/28	2,420	2,447,242
TJX Companies Inc. (The)
1.15%, 05/15/28	1,935	1,813,694
3.88%, 04/15/30	3,255	3,239,255
Tractor Supply Co., 1.75%, 11/01/30	3,320	2,944,860
Walmart Inc.
2.38%, 09/24/29(a)	1,865	1,774,042
3.25%, 07/08/29(a)	4,915	4,836,095
3.70%, 06/26/28	7,431	7,449,986
3.90%, 04/15/28(a)	4,018	4,043,290
4.00%, 04/15/30(a)	1,465	1,481,679
4.10%, 04/28/27(a)	3,665	3,688,778
4.35%, 04/28/30(a)	6,462	6,586,673
5.88%, 04/05/27(a)	1,025	1,055,602
7.55%, 02/15/30	5,285	6,056,872
		405,015,140
Savings & Loans — 0.2%
Nationwide Building Society
2.97%, 02/16/28, (1-day SOFR + 1.29%)(b)(c)	3,703	3,650,368
3.96%, 07/18/30, (3-mo. SOFR US + 2.12%)(a)(b)(c)	5,481	5,416,586
4.13%, 10/18/32, (5-year USD ICE Swap + 1.84%)(a)(b)(c)	2,060	2,042,204
4.30%, 03/08/29(b)(c)	4,957	4,961,338
4.35%, 09/30/30(b)	4,000	4,002,295
4.65%, 07/14/29, (1-day SOFR + 1.06%)(b)(c)	4,620	4,667,433
4.85%, 07/27/27(b)	4,751	4,815,726
5.13%, 07/29/29(b)	5,775	5,959,074
		35,515,024
Semiconductors — 2.0%
Advanced Micro Devices Inc., 4.32%, 03/24/28	3,560	3,598,266
Analog Devices Inc.
1.70%, 10/01/28	4,243	3,997,229
3.45%, 06/15/27	2,345	2,329,566
3.50%, 12/05/26(a)	5,013	4,995,513
Security	Par (000)	Value
Semiconductors (continued)
4.25%, 06/15/28	$4,955	$4,994,632
4.50%, 06/15/30	4,610	4,690,140
Applied Materials Inc.
1.75%, 06/01/30	4,710	4,266,102
3.30%, 04/01/27	6,720	6,677,683
4.80%, 06/15/29	4,725	4,853,550
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	4,740	4,699,706
Broadcom Inc.
1.95%, 02/15/28(a)	4,411	4,229,669
4.00%, 04/15/29(b)	4,135	4,129,109
4.11%, 09/15/28	6,285	6,311,414
4.15%, 02/15/28	5,170	5,194,977
4.15%, 11/15/30	7,330	7,324,774
4.20%, 10/15/30(a)	6,585	6,608,692
4.35%, 02/15/30	8,970	9,046,450
4.60%, 07/15/30	11,065	11,276,121
4.75%, 04/15/29	10,045	10,259,857
4.80%, 04/15/28	6,365	6,486,937
5.00%, 04/15/30	4,200	4,343,692
5.05%, 07/12/27	7,000	7,119,106
5.05%, 07/12/29	12,500	12,916,507
5.05%, 04/15/30	5,415	5,607,850
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	1,200	1,247,899
5.90%, 01/25/30(b)	6,710	7,055,746
Intel Corp.
1.60%, 08/12/28	5,764	5,398,380
2.45%, 11/15/29	11,755	10,981,874
3.15%, 05/11/27	5,902	5,823,000
3.75%, 03/25/27	5,635	5,608,233
3.75%, 08/05/27	6,842	6,794,435
3.90%, 03/25/30	8,995	8,840,017
4.00%, 08/05/29	5,095	5,048,293
4.88%, 02/10/28	10,064	10,218,129
5.13%, 02/10/30	7,570	7,790,878
KLA Corp., 4.10%, 03/15/29	5,405	5,423,544
Lam Research Corp.
1.90%, 06/15/30	5,235	4,766,533
4.00%, 03/15/29	6,466	6,475,726
Marvell Technology Inc.
2.45%, 04/15/28	4,255	4,094,418
4.75%, 07/15/30	2,740	2,780,723
4.88%, 06/22/28(a)	2,775	2,823,606
5.75%, 02/15/29	3,485	3,642,108
Microchip Technology Inc.
4.90%, 03/15/28	5,070	5,142,219
5.05%, 03/15/29	6,237	6,366,567
5.05%, 02/15/30	6,237	6,373,188
Micron Technology Inc.
4.66%, 02/15/30	5,019	5,083,168
5.33%, 02/06/29(a)	3,975	4,100,611
NVIDIA Corp.
1.55%, 06/15/28	7,248	6,880,836
2.85%, 04/01/30	10,385	9,954,247
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,112	3,222,724
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	2,788	2,748,450
3.40%, 05/01/30	5,214	5,028,291
4.30%, 08/19/28	2,470	2,477,204
4.30%, 06/18/29	6,295	6,303,887

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.40%, 06/01/27	$2,835	$2,846,253
Qorvo Inc., 4.38%, 10/15/29(a)	5,455	5,381,305
QUALCOMM Inc.
1.30%, 05/20/28	5,475	5,153,242
2.15%, 05/20/30(a)	7,450	6,872,021
3.25%, 05/20/27(a)	11,345	11,261,972
4.50%, 05/20/30(a)	3,350	3,410,246
SK Hynix Inc.
4.25%, 09/11/28(b)	1,855	1,858,530
4.38%, 09/11/30(b)	3,595	3,594,571
5.50%, 01/16/27(b)	1,905	1,932,342
5.50%, 01/16/29(b)	6,370	6,595,738
6.38%, 01/17/28(a)(b)	5,835	6,090,262
Texas Instruments Inc.
1.75%, 05/04/30	4,405	4,010,217
2.25%, 09/04/29(a)	4,650	4,385,216
2.90%, 11/03/27(a)	3,763	3,714,449
4.50%, 05/23/30	3,760	3,837,435
4.60%, 02/08/27	2,875	2,898,347
4.60%, 02/15/28	4,062	4,127,581
4.60%, 02/08/29	3,990	4,081,396
TSMC Arizona Corp.
3.88%, 04/22/27	5,125	5,122,428
4.13%, 04/22/29	2,330	2,344,466
TSMC Global Ltd.
1.00%, 09/28/27(a)(b)	3,990	3,786,410
1.38%, 09/28/30(a)(b)	7,000	6,190,533
1.75%, 04/23/28(a)(b)	5,160	4,902,709
4.38%, 07/22/27(b)	2,015	2,027,666
Xilinx Inc., 2.38%, 06/01/30	5,213	4,850,919
		425,728,730
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	3,675	3,473,802
3.48%, 12/01/27	3,465	3,420,277
4.20%, 05/01/30	1,470	1,456,256
5.35%, 01/15/30	4,395	4,555,133
		12,905,468
Software — 1.8%
Adobe Inc.
2.15%, 02/01/27	4,795	4,709,547
2.30%, 02/01/30	7,857	7,367,942
4.75%, 01/17/28(a)	4,240	4,328,132
4.80%, 04/04/29	4,800	4,935,546
4.85%, 04/04/27(a)	2,525	2,560,066
4.95%, 01/17/30	4,530	4,691,321
Atlassian Corp., 5.25%, 05/15/29	3,385	3,474,329
Autodesk Inc.
2.85%, 01/15/30	3,675	3,481,535
3.50%, 06/15/27	2,547	2,529,730
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	5,090	4,832,115
Cadence Design Systems Inc.
4.20%, 09/10/27	2,659	2,669,737
4.30%, 09/10/29	6,340	6,372,142
Concentrix Corp., 6.60%, 08/02/28(a)	4,445	4,587,649
Constellation Software Inc., 5.16%, 02/16/29(b)	3,525	3,605,435
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	4,363	4,126,917
3.75%, 05/21/29	3,125	3,062,133
Security	Par (000)	Value
Software (continued)
Fiserv Inc.
2.25%, 06/01/27	$5,578	$5,411,791
2.65%, 06/01/30	6,195	5,698,061
3.50%, 07/01/29	17,155	16,598,155
4.20%, 10/01/28	5,895	5,872,959
4.75%, 03/15/30	5,290	5,321,644
5.15%, 03/15/27	4,325	4,364,506
5.38%, 08/21/28	3,850	3,947,479
5.45%, 03/02/28	5,028	5,143,388
Intuit Inc.
1.35%, 07/15/27	2,797	2,690,741
1.65%, 07/15/30(a)	3,650	3,281,014
5.13%, 09/15/28	4,292	4,431,274
Microsoft Corp.
1.35%, 09/15/30(a)	1,055	947,194
3.30%, 02/06/27	22,336	22,256,935
3.40%, 06/15/27(a)	2,401	2,394,618
MSCI Inc.
3.63%, 09/01/30(a)(b)	4,580	4,382,523
4.00%, 11/15/29(b)	6,255	6,137,986
Open Text Corp., 6.90%, 12/01/27(a)(b)	6,735	6,986,694
Oracle Corp.
2.30%, 03/25/28	11,505	10,975,234
2.80%, 04/01/27	12,711	12,461,704
2.95%, 04/01/30(a)	18,215	16,943,014
3.25%, 11/15/27	15,703	15,376,184
3.25%, 05/15/30	3,180	2,988,556
4.20%, 09/27/29(a)	8,817	8,700,227
4.45%, 09/26/30	17,625	17,367,190
4.50%, 05/06/28	4,322	4,330,393
4.65%, 05/06/30(a)	4,520	4,506,628
4.80%, 08/03/28	8,550	8,633,814
6.15%, 11/09/29(a)	7,255	7,618,255
Paychex Inc., 5.10%, 04/15/30	9,315	9,572,805
Roper Technologies Inc.
1.40%, 09/15/27	3,884	3,710,200
2.00%, 06/30/30	4,640	4,194,648
2.95%, 09/15/29	4,340	4,151,803
3.80%, 12/15/26	3,890	3,880,478
4.20%, 09/15/28	4,923	4,937,380
4.25%, 09/15/28	2,115	2,124,940
4.45%, 09/15/30	2,390	2,403,343
4.50%, 10/15/29	2,705	2,733,836
Salesforce Inc.
1.50%, 07/15/28(a)	5,692	5,380,406
3.70%, 04/11/28	8,652	8,648,247
ServiceNow Inc., 1.40%, 09/01/30	8,925	7,873,967
Synopsys Inc.
4.55%, 04/01/27	5,630	5,669,269
4.65%, 04/01/28	5,700	5,776,211
4.85%, 04/01/30	11,965	12,223,133
Take-Two Interactive Software Inc.
3.70%, 04/14/27	3,132	3,115,549
4.95%, 03/28/28	5,653	5,756,599
5.40%, 06/12/29	2,195	2,274,808
VMware LLC
1.80%, 08/15/28	4,316	4,073,072
3.90%, 08/21/27	6,949	6,937,234
4.70%, 05/15/30	4,665	4,743,393

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Workday Inc.
3.50%, 04/01/27	$5,445	$5,406,224
3.70%, 04/01/29	5,100	5,034,668
		403,724,650
Telecommunications — 2.6%
America Movil SAB de CV
2.88%, 05/07/30	5,475	5,165,353
3.63%, 04/22/29	6,182	6,069,418
AT&T Inc.
1.65%, 02/01/28	13,194	12,547,458
2.30%, 06/01/27	14,218	13,857,041
3.80%, 02/15/27	4,391	4,377,432
4.10%, 02/15/28(a)	10,845	10,851,526
4.25%, 03/01/27	8,675	8,691,947
4.30%, 02/15/30	18,439	18,542,029
4.35%, 03/01/29	17,422	17,521,443
4.70%, 08/15/30(a)	5,570	5,678,830
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	6,640	6,384,296
5.13%, 12/04/28	4,449	4,568,450
Cisco Systems Inc.
4.55%, 02/24/28	5,650	5,745,082
4.75%, 02/24/30(a)	6,650	6,843,095
4.80%, 02/26/27	11,310	11,443,137
4.85%, 02/26/29	15,060	15,477,071
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	4,685	4,664,316
4.38%, 06/21/28(a)(b)	6,695	6,737,044
8.75%, 06/15/30	19,182	22,535,621
Juniper Networks Inc., 3.75%, 08/15/29	3,350	3,274,470
Koninklijke KPN NV, 8.38%, 10/01/30	2,935	3,446,046
KT Corp.
4.13%, 02/02/28(b)	730	730,549
4.38%, 01/03/29(b)	680	686,567
Motorola Solutions Inc.
2.30%, 11/15/30	5,100	4,625,969
4.60%, 02/23/28	3,842	3,881,796
4.60%, 05/23/29	4,383	4,437,816
4.85%, 08/15/30	3,215	3,282,247
5.00%, 04/15/29	2,530	2,594,051
NBN Co. Ltd.
1.63%, 01/08/27(a)(b)	5,198	5,066,199
4.00%, 10/01/27(a)(b)	2,960	2,952,567
4.15%, 09/16/30(a)(b)	2,800	2,797,882
4.25%, 10/01/29(a)(b)	2,655	2,666,294
5.75%, 10/06/28(b)	4,694	4,908,437
Nokia OYJ, 4.38%, 06/12/27(a)	2,714	2,719,556
NTT Finance Corp.
1.59%, 04/03/28(b)	7,320	6,914,353
4.37%, 07/27/27(b)	2,595	2,607,453
4.57%, 07/16/27(b)	7,160	7,213,986
4.62%, 07/16/28(a)(b)	10,770	10,920,262
4.88%, 07/16/30(b)	13,860	14,159,608
5.10%, 07/02/27(a)(b)	3,510	3,565,385
5.11%, 07/02/29(a)(b)	5,460	5,622,959
Ooredoo International Finance Ltd., 3.88%, 01/31/28(a)(b)	2,405	2,396,525
Rogers Communications Inc.
3.20%, 03/15/27	7,015	6,922,413
5.00%, 02/15/29	7,922	8,079,201
Saudi Telecom Co., 3.89%, 05/13/29(b)	7,450	7,403,849
Security	Par (000)	Value
Telecommunications (continued)
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	$1,220	$1,267,568
SoftBank Corp., 4.70%, 07/09/30(b)	4,030	4,053,307
Sprint Capital Corp., 6.88%, 11/15/28	15,790	17,006,859
Telefonica Emisiones SA, 4.10%, 03/08/27	6,902	6,893,255
Telefonica Europe BV, 8.25%, 09/15/30	3,670	4,222,719
TELUS Corp.
2.80%, 02/16/27	3,352	3,298,023
3.70%, 09/15/27	2,780	2,759,233
T-Mobile USA Inc.
2.05%, 02/15/28	10,534	10,093,214
2.40%, 03/15/29	3,194	3,025,568
2.63%, 02/15/29	6,025	5,748,173
3.38%, 04/15/29	13,543	13,200,336
3.75%, 04/15/27	22,327	22,225,193
3.88%, 04/15/30	39,885	39,288,215
4.20%, 10/01/29	4,065	4,078,819
4.75%, 02/01/28	8,945	8,951,170
4.80%, 07/15/28	5,561	5,661,216
4.85%, 01/15/29	5,992	6,126,480
4.95%, 03/15/28	6,205	6,324,256
Verizon Communications Inc.
1.50%, 09/18/30(a)	6,060	5,339,320
1.68%, 10/30/30	5,870	5,202,989
2.10%, 03/22/28	12,616	12,097,146
3.00%, 03/22/27(a)	3,822	3,808,254
3.15%, 03/22/30	7,295	6,997,361
3.88%, 02/08/29(a)	6,748	6,715,763
4.02%, 12/03/29	18,000	17,866,899
4.13%, 03/16/27(a)	2,130	2,133,425
4.33%, 09/21/28(a)	15,572	15,700,189
Vodafone Group PLC
4.38%, 05/30/28(a)	1,055	1,072,136
7.88%, 02/15/30(a)	3,890	4,453,907
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(a)(b)	715	688,810
		557,876,832
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	2,450	2,421,713
3.90%, 11/19/29	5,465	5,367,442
Mattel Inc.
3.75%, 04/01/29(a)(b)	4,150	4,050,187
5.00%, 11/17/30	2,725	2,749,468
5.88%, 12/15/27(b)	3,717	3,719,457
		18,308,267
Transportation — 0.8%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	3,800	3,847,451
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	2,743	2,723,509
7.95%, 08/15/30	290	338,022
Canadian National Railway Co., 6.90%, 07/15/28	2,270	2,439,838
Canadian Pacific Railway Co.
1.75%, 12/02/26	5,565	5,442,911
2.05%, 03/05/30(a)	2,880	2,644,342
2.88%, 11/15/29(a)	2,675	2,554,551
4.00%, 06/01/28(a)	2,935	2,936,129
4.80%, 03/30/30(a)	3,850	3,950,368
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,545	3,554,043

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
CSX Corp.
2.40%, 02/15/30(a)	$2,920	$2,743,341
3.25%, 06/01/27(a)	4,762	4,718,209
3.80%, 03/01/28	4,578	4,570,464
4.25%, 03/15/29(a)	5,677	5,733,769
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)	2,410	2,329,390
FedEx Corp.
3.10%, 08/05/29	5,704	5,492,355
3.40%, 02/15/28	645	634,579
4.25%, 05/15/30(a)	4,500	4,523,333
JB Hunt Transport Services Inc., 4.90%, 03/15/30(a)	4,930	5,040,703
Kirby Corp., 4.20%, 03/01/28(a)	2,225	2,224,955
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	6,795	6,745,322
Norfolk Southern Corp.
2.55%, 11/01/29	2,681	2,532,977
3.15%, 06/01/27(a)	950	939,561
3.80%, 08/01/28	3,282	3,270,318
5.05%, 08/01/30	3,740	3,885,502
7.80%, 05/15/27	3,705	3,904,646
Ryder System Inc.
2.85%, 03/01/27(a)	2,325	2,289,611
2.90%, 12/01/26	2,261	2,235,857
4.30%, 06/15/27	1,990	1,996,054
4.30%, 12/01/30	1,255	1,253,047
4.85%, 06/15/30(a)	1,660	1,697,151
4.90%, 12/01/29	2,010	2,055,098
4.95%, 09/01/29	1,860	1,904,236
5.00%, 03/15/30	2,040	2,094,950
5.25%, 06/01/28	3,753	3,855,854
5.30%, 03/15/27	1,665	1,689,527
5.38%, 03/15/29	3,210	3,326,304
5.50%, 06/01/29(a)	1,680	1,754,560
5.65%, 03/01/28(a)	2,961	3,059,560
6.30%, 12/01/28(a)	2,200	2,333,180
Union Pacific Corp.
2.15%, 02/05/27	2,885	2,829,601
2.40%, 02/05/30	4,926	4,620,002
3.00%, 04/15/27	2,632	2,602,305
3.70%, 03/01/29	3,514	3,488,861
3.95%, 09/10/28	5,185	5,192,595
6.63%, 02/01/29	3,720	4,010,354
United Parcel Service Inc.
2.50%, 09/01/29	2,474	2,349,665
3.05%, 11/15/27	5,061	4,993,853
3.40%, 03/15/29(a)	4,509	4,444,485
4.45%, 04/01/30	5,985	6,104,536
4.65%, 10/15/30(a)	385	395,126
United Parcel Service of America Inc., 7.62%, 04/01/30(e)	2,325	2,647,353
Walmart Inc.
1.50%, 09/22/28(a)	7,368	6,958,234
3.95%, 09/09/27	5,008	5,032,861
XPO Inc., 6.25%, 06/01/28(a)(b)	4,675	4,770,576
		181,705,984
Trucking & Leasing — 0.4%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	3,315	3,335,976
DAE Funding LLC, 3.38%, 03/20/28(b)	5,775	5,622,725
Security	Par (000)	Value
Trucking & Leasing (continued)
GATX Corp.
3.50%, 03/15/28	$1,460	$1,438,000
3.85%, 03/30/27	1,468	1,461,087
4.00%, 06/30/30(a)	4,305	4,245,662
4.55%, 11/07/28	1,930	1,947,307
4.70%, 04/01/29	2,771	2,808,464
5.40%, 03/15/27	1,810	1,836,071
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	1,810	1,743,609
4.20%, 04/01/27(b)	2,476	2,474,544
4.40%, 07/01/27(b)	4,350	4,361,814
5.25%, 07/01/29(a)(b)	4,165	4,293,862
5.25%, 02/01/30(b)	4,980	5,137,699
5.35%, 01/12/27(a)(b)	2,950	2,983,703
5.35%, 03/30/29(a)(b)	2,985	3,081,207
5.55%, 05/01/28(b)	4,385	4,515,998
5.70%, 02/01/28(b)	4,185	4,311,304
5.88%, 11/15/27(b)	2,887	2,971,219
6.05%, 08/01/28(b)	6,375	6,656,819
6.20%, 06/15/30(a)(b)	1,790	1,917,515
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	2,795	2,664,365
5.10%, 04/01/30(a)(b)	3,320	3,406,941
5.30%, 04/03/29(a)(b)	3,790	3,902,555
5.45%, 05/03/28(a)(b)	3,740	3,838,005
		80,956,451
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27(a)	1,365	1,339,164
6.00%, 06/16/30(a)	2,160	2,189,118
		3,528,282
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30(a)	2,795	2,652,464
2.95%, 09/01/27	4,347	4,276,572
3.00%, 12/01/26	215	212,863
3.45%, 06/01/29	4,240	4,163,859
3.75%, 09/01/28(a)	2,325	2,316,051
Essential Utilities Inc.
2.70%, 04/15/30	2,955	2,772,507
3.57%, 05/01/29	2,490	2,437,306
4.80%, 08/15/27	2,620	2,647,865
United Utilities PLC, 6.88%, 08/15/28	2,130	2,277,252
		23,756,739
Total Corporate Bonds & Notes — 97.4% (Cost: $20,980,730,619)		21,285,024,587
Foreign Government Obligations(f)
Japan — 0.0%
Development Bank of Japan Inc., 4.00%, 08/28/27(b)	355	356,269
Mexico — 0.3%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(b)	67,795	68,824,807
South Korea — 0.4%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	2,160	2,160,260

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.75%, 02/13/28(a)(b)	$1,970	$2,000,110
4.88%, 01/31/27(b)	6,995	7,062,379
5.50%, 04/06/28(a)(b)	3,725	3,850,131
7.00%, 02/01/27(a)	1,849	1,913,295
Korea Gas Corp.
3.13%, 07/20/27(b)	3,003	2,964,070
3.88%, 07/13/27(a)(b)	5,205	5,198,735
4.25%, 07/10/30(b)	230	233,190
4.88%, 07/05/28(a)(b)	5,745	5,876,889
5.00%, 07/08/29(b)	2,320	2,400,806
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	3,623	3,573,074
4.25%, 07/27/27(b)	5,210	5,229,907
4.63%, 07/29/29(a)(b)	2,400	2,446,694
5.00%, 07/18/28(a)(b)	2,970	3,043,587
Korea National Oil Corp.
2.13%, 04/18/27(b)	5,000	4,874,562
3.38%, 03/27/27(b)	3,000	2,975,649
4.00%, 09/29/28(b)	2,500	2,497,942
4.13%, 09/30/27(a)(b)	3,000	3,006,707
4.13%, 09/29/30(b)	1,500	1,503,382
4.25%, 09/30/29(b)	3,000	3,019,782
4.75%, 03/31/30(b)	2,000	2,047,901
4.88%, 04/03/27(a)(b)	3,000	3,033,114
4.88%, 04/03/28(a)(b)	3,000	3,056,292
4.88%, 04/03/29(b)	4,000	4,099,617
		78,068,075
Total Foreign Government Obligations — 0.7% (Cost: $146,516,765)		147,249,151
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB
7.13% , (5-year CMT + 2.81%)(a)(c)(d)	1,150	1,191,055
7.25% , (5-year CMT + 2.88%)(a)(c)(d)	1,075	1,099,365
		2,290,420
Total U.S. Government Agency Obligations — 0.0% (Cost: $2,297,333)		2,290,420
Total Long-Term Investments — 98.1% (Cost: $21,129,544,717)		21,434,564,158
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(g)(h)(i)	1,154,989,690	$1,155,567,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(g)(h)	204,720,000	204,720,000
Total Short-Term Securities — 6.2% (Cost: $1,359,577,561)		1,360,287,184
Total Investments — 104.3% (Cost: $22,489,122,278)		22,794,851,342
Liabilities in Excess of Other Assets — (4.3)%		(934,685,969)
Net Assets — 100.0%		$21,860,165,373

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,677,629,373	$—	$(522,063,091)(a)	$9,609	$(8,707)	$1,155,567,184	1,154,989,690	$3,680,926 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	34,660,000	170,060,000 (a)	—	—	—	204,720,000	204,720,000	1,236,543	—
				$9,609	$(8,707)	$1,360,287,184		$4,917,469	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,285,024,587	$—	$21,285,024,587
Foreign Government Obligations	—	147,249,151	—	147,249,151
U.S. Government Agency Obligations	—	2,290,420	—	2,290,420
Short-Term Securities
Money Market Funds	1,360,287,184	—	—	1,360,287,184
	$1,360,287,184	$21,434,564,158	$—	$22,794,851,342

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate